UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04474

Name of Registrant: Vanguard California Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: February 29, 2016

Item 1: Schedule of Investments

Vanguard California Tax-Exempt Money Market Fund

Schedule of Investments
As of February 29, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.5%)
California (100.5%)
	ABAG Finance Authority for Nonprofit Corps.
	California Revenue (Branson School) VRDO	0.020%	3/7/16 LOC	21,700	21,700
	ABAG Finance Authority for Nonprofit Corps.
	California Revenue (Computer History
	Museum) VRDO	0.010%	3/7/16 LOC	4,200	4,200
	ABAG Finance Authority for Nonprofit Corps.
	California Revenue (Lakeside Village
	Apartments) VRDO	0.010%	3/7/16 LOC	20,000	20,000
	ABAG Finance Authority for Nonprofit Corps.
	California Revenue (Public Policy Institute)
	VRDO	0.030%	3/7/16 LOC	12,705	12,705
	Anaheim CA Housing Finance Agency Home
	Mortgage Revenue VRDO	0.030%	3/7/16 LOC	5,485	5,485
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	4,835	4,855
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	4,540	4,558
1	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area) TOB
	VRDO	0.020%	3/7/16	2,700	2,700
1	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area) TOB
	VRDO	0.030%	3/7/16	4,910	4,910
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area) VRDO	0.010%	3/7/16 LOC	8,300	8,300
	California Department of Water Resources
	Power Supply Revenue	5.000%	5/1/16	12,175	12,274
1	California Department of Water Resources
	Water System Revenue (Central Valley
	Project) TOB VRDO	0.010%	3/7/16	4,100	4,100
	California Department of Water Resources
	Water System Revenue CP	0.020%	3/22/16	14,274	14,274
	California Department of Water Resources
	Water System Revenue CP	0.050%	4/6/16	10,351	10,351
	California Economic Recovery GO	5.000%	7/1/16 (Prere.)	9,895	10,055
1	California Educational Facilities Authority
	Revenue (California Institute of Technology)
	TOB VRDO	0.020%	3/7/16	3,365	3,365
	California Educational Facilities Authority
	Revenue (California Institute of Technology)
	VRDO	0.010%	3/7/16	55,800	55,800
	California Educational Facilities Authority
	Revenue (Stanford University) CP	0.070%	3/30/16	15,000	15,000
	California Educational Facilities Authority
	Revenue (Stanford University) CP	0.210%	7/6/16	15,000	15,000
1	California Educational Facilities Authority
	Revenue (Stanford University) TOB VRDO	0.010%	3/7/16	8,000	8,000
1	California Educational Facilities Authority
	Revenue (Stanford University) TOB VRDO	0.020%	3/7/16	3,000	3,000

1 California Educational Facilities Authority
Revenue (Stanford University) VRDO	0.010%	3/7/16	800	800
1 California Educational Facilities Authority
Revenue (Stanford University) VRDO	0.010%	3/7/16	1,000	1,000
California Educational Facilities Authority
Revenue (University of San Francisco) VRDO	0.010%	3/7/16 LOC	11,215	11,215
1 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	0.010%	3/7/16	14,800	14,800
California GO CP	0.040%	3/7/16 LOC	5,000	5,000
California GO CP	0.040%	4/6/16 LOC	30,000	30,000
California GO CP	0.080%	4/28/16 LOC	6,200	6,200
California GO VRDO	0.010%	3/1/16 LOC	3,000	3,000
California GO VRDO	0.010%	3/1/16 LOC	4,200	4,200
California GO VRDO	0.010%	3/1/16 LOC	11,000	11,000
California GO VRDO	0.010%	3/1/16 LOC	7,605	7,605
California GO VRDO	0.010%	3/1/16 LOC	9,600	9,600
California GO VRDO	0.010%	3/1/16 LOC	20,200	20,200
California GO VRDO	0.010%	3/1/16 LOC	1,270	1,270
California GO VRDO	0.010%	3/1/16 LOC	2,200	2,200
California GO VRDO	0.010%	3/7/16 LOC	3,800	3,800
California GO VRDO	0.010%	3/7/16 LOC	20,000	20,000
California GO VRDO	0.010%	3/7/16 LOC	4,700	4,700
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)
VRDO	0.010%	3/1/16 LOC	15,850	15,850
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) VRDO	0.010%	3/7/16 LOC	800	800
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) VRDO	0.010%	3/7/16 LOC	6,725	6,725
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County) VRDO	0.010%	3/7/16 LOC	16,445	16,445
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County) VRDO	0.010%	3/7/16 LOC	8,325	8,325
1 California Health Facilities Financing Authority
Revenue (Kaiser Foundation Hospitals) TOB
VRDO	0.020%	3/7/16 LOC	45,615	45,615
1 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) TOB VRDO	0.020%	3/7/16	5,000	5,000
1 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) TOB VRDO	0.040%	3/7/16	4,475	4,475
2 California Health Facilities Financing Authority
Revenue (Memorial Health Services) PUT	0.210%	9/26/16	36,000	36,000
California Health Facilities Financing Authority
Revenue (Memorial Health Services) VRDO	0.010%	3/7/16	12,000	12,000
California Health Facilities Financing Authority
Revenue (Memorial Health Services) VRDO	0.010%	3/7/16	47,000	47,000
California Health Facilities Financing Authority
Revenue (Scripps Health) VRDO	0.010%	3/7/16 LOC	12,020	12,020
California Health Facilities Financing Authority
Revenue (Scripps Health) VRDO	0.010%	3/7/16 LOC	8,000	8,000
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.020%	3/7/16	12,400	12,400

1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.020%	3/7/16	17,110	17,110
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.020%	3/7/16	5,000	5,000
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.020%	3/7/16	3,750	3,750
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.020%	3/7/16	9,375	9,375
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.010%	3/7/16 LOC	2,820	2,820
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.010%	3/7/16 LOC	3,425	3,425
California Infrastructure & Economic
Development Bank Revenue (Academy of
Sciences) VRDO	0.010%	3/1/16 LOC	8,425	8,425
California Infrastructure & Economic
Development Bank Revenue (Los Angeles
County Museum of Natural History
Foundation) VRDO	0.010%	3/1/16 LOC	17,950	17,950
California Infrastructure & Economic
Development Bank Revenue (Los Angeles
County Museum of Natural History
Foundation) VRDO	0.010%	3/1/16 LOC	12,700	12,700
California Infrastructure & Economic
Development Bank Revenue (SRI
International) VRDO	0.020%	3/7/16 LOC	4,100	4,100
California Municipal Finance Authority Recovery
Zone Revenue (Chevron USA Inc. Project)
VRDO	0.010%	3/1/16	8,600	8,600
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.010%	3/1/16 LOC	20,100	20,100
California School Cash Reserve Program
Authority Revenue	2.000%	6/30/16	6,650	6,687
California School Cash Reserve Program
Authority Revenue	2.000%	6/30/16	13,725	13,801
1 California State University Systemwide Revenue
TOB VRDO	0.020%	3/7/16	7,160	7,160
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Canyon Springs Apartments Project) VRDO	0.030%	3/7/16 LOC	11,205	11,205
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Ridgeway Apartments) VRDO	0.010%	3/7/16 LOC	20,715	20,715
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Village Green Apartments) VRDO	0.030%	3/7/16 LOC	5,800	5,800
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Wilshire Court Project) VRDO	0.030%	3/7/16 LOC	11,900	11,900
California Statewide Communities Development
Authority Pollution Control Revenue (Chevron
USA Inc. Project) VRDO	0.010%	3/1/16	3,650	3,650
California Statewide Communities Development
Authority Revenue (Community Hospital of the
Monterey Peninsula) VRDO	0.010%	3/7/16 LOC	34,300	34,300
California Statewide Communities Development
Authority Revenue (John Muir Health) VRDO	0.010%	3/1/16 LOC	4,000	4,000

California Statewide Communities Development
Authority Revenue (Kaiser Permanente) CP	0.210%	5/3/16	1,500	1,500
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.010%	3/7/16	37,760	37,760
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.010%	3/7/16	10,000	10,000
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.010%	3/7/16	3,400	3,400
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.020%	3/7/16	1,000	1,000
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.020%	3/7/16	4,010	4,010
California Statewide Communities Development
Authority Revenue (Scripps Health) VRDO	0.010%	3/7/16 LOC	3,600	3,600
1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.010%	3/7/16	6,230	6,230
1 California Statewide Communities Development
Authority Revenue (Trinity Health) TOB VRDO	0.010%	3/7/16	2,175	2,175
1 Cerritos CA Community College District GO
TOB VRDO	0.030%	3/7/16	7,845	7,845
Chino Basin Regional Financing Authority
California Revenue (Inland Empire Utilities
Agency) VRDO	0.010%	3/7/16 LOC	5,080	5,080
Chula Vista CA Multifamily Housing Revenue
(Teresina Apartments) VRDO	0.020%	3/7/16 LOC	32,940	32,940
Contra Costa CA Municipal Water District
Revenue (Extendible) CP	0.060%	10/28/16	11,000	11,000
Contra Costa CA Transportation Authority Sales
Tax Revenue	4.000%	3/1/16	1,700	1,700
1 Desert CA Community College District GO TOB
VRDO	0.010%	3/7/16	6,000	6,000
1 Desert CA Community College District GO TOB
VRDO	0.030%	3/7/16	7,840	7,840
East Bay CA Municipal Utility District Water
System Revenue CP	0.010%	3/1/16	45,000	45,000
East Bay CA Municipal Utility District Water
System Revenue CP	0.010%	3/2/16	25,000	25,000
1 East Bay CA Municipal Utility District Water
System Revenue TOB VRDO	0.010%	3/7/16	9,260	9,260
1 Eastern California Municipal Water District
Water & Sewer COP TOB VRDO	0.020%	3/7/16	1,595	1,595
2 Eastern California Municipal Water District
Water & Sewer Revenue PUT	0.050%	5/5/16	8,750	8,750
2 Eastern California Municipal Water District
Water & Sewer Revenue PUT	0.060%	7/11/16	15,700	15,700
Eastern California Municipal Water District
Water & Wastewater Revenue VRDO	0.010%	3/1/16	20,275	20,275
Eastern California Municipal Water District
Water & Wastewater Revenue VRDO	0.010%	3/7/16	15,000	15,000
Elsinore Valley CA Municipal Water District COP
VRDO	0.030%	3/7/16 LOC	7,700	7,700

Escondido CA Community Development
(Escondido Promenade Project) COP VRDO	0.040%	3/7/16 LOC	9,300	9,300
Escondido CA Community Development
Multifamily Revenue (Heritage Park
Apartments) VRDO	0.030%	3/7/16 LOC	4,250	4,250
3 Evergreen CA School District Election GO	2.000%	8/1/16	2,250	2,266
Fremont CA COP VRDO	0.010%	3/7/16 LOC	26,165	26,165
Fremont CA COP VRDO	0.010%	3/7/16 LOC	7,740	7,740
Fremont CA COP VRDO	0.010%	3/7/16 LOC	13,980	13,980
Fresno CA Unified School District GO	2.000%	8/1/16	1,145	1,153
Inland Valley CA Development Agency Tax
Allocation Revenue PUT	4.500%	3/1/16 (Prere.)	11,250	11,250
Irvine CA Assessment District No. 00-18
Improvement Revenue VRDO	0.010%	3/1/16 LOC	2,300	2,300
Irvine CA Assessment District No. 94-13
Improvement Revenue (Oak Creek) VRDO	0.010%	3/1/16 LOC	8,435	8,435
Irvine CA Assessment District No. 97-16
Improvement Revenue VRDO	0.010%	3/1/16 LOC	4,285	4,285
Irvine CA Assessment District No. 97-17
Improvement Revenue VRDO	0.010%	3/1/16 LOC	9,700	9,700
Irvine CA Public Facilities & Infrastructure
Authority Assessment Revenue VRDO	0.010%	3/1/16 LOC	2,550	2,550
Irvine CA Public Facilities & Infrastructure
Authority Assessment Revenue VRDO	0.010%	3/1/16 LOC	4,992	4,992
2 Irvine CA Ranch Water District Revenue PUT	0.090%	3/17/17	4,400	4,400
2 Irvine CA Ranch Water District Revenue PUT	0.090%	3/17/17	8,300	8,300
Irvine CA Ranch Water District Revenue VRDO	0.010%	3/1/16 LOC	20,550	20,550
Irvine CA Reassessment District No. 05-21
Improvement Revenue VRDO	0.010%	3/1/16 LOC	1,800	1,800
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue VRDO	0.010%	3/1/16 LOC	12,500	12,500
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue VRDO	0.010%	3/1/16 LOC	15,816	15,816
Irvine CA Unified School District Community
Facilities District No. 09-A Special Tax
Revenue VRDO	0.010%	3/1/16 LOC	7,700	7,700
Livermore CA Redevelopment Agency Multi-
Family Housing Revenue (Richards Manor)
VRDO	0.030%	3/7/16 LOC	4,770	4,770
1 Long Beach CA Harbor Revenue TOB VRDO	0.010%	3/7/16	2,000	2,000
1 Los Angeles CA Community College District GO
TOB VRDO	0.010%	3/7/16	15,940	15,940
Los Angeles CA Community Redevelopment
Agency Multifamily Housing Revenue
(Academy Village Apartments) VRDO	0.020%	3/7/16 LOC	6,000	6,000
Los Angeles CA Community Redevelopment
Agency Multifamily Housing Revenue
(Hollywood & Vine Apartments) VRDO	0.020%	3/7/16 LOC	19,200	19,200
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.020%	3/7/16	5,000	5,000
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.020%	3/7/16	3,700	3,700
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.020%	3/7/16	4,700	4,700

1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.020%	3/7/16	2,500	2,500
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.050%	3/7/16	18,885	18,885
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.050%	3/7/16	7,980	7,980
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.060%	3/7/16	5,020	5,020
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.060%	3/7/16	6,665	6,665
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.060%	3/7/16	7,545	7,545
Los Angeles CA Department of Water & Power
Revenue	4.000%	7/1/16	7,050	7,138
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.010%	3/7/16	1,150	1,150
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.020%	3/7/16	6,200	6,200
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.020%	3/7/16	10,900	10,900
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.020%	3/7/16	7,495	7,495
Los Angeles CA Department of Water & Power
Revenue VRDO	0.010%	3/1/16	5,000	5,000
Los Angeles CA Department of Water & Power
Revenue VRDO	0.010%	3/1/16	3,600	3,600
Los Angeles CA Department of Water & Power
Revenue VRDO	0.010%	3/1/16	33,900	33,900
Los Angeles CA Department of Water & Power
Revenue VRDO	0.010%	3/1/16	4,500	4,500
Los Angeles CA Department of Water & Power
Revenue VRDO	0.010%	3/1/16	14,300	14,300
Los Angeles CA Department of Water & Power
Revenue VRDO	0.010%	3/7/16	9,500	9,500
Los Angeles CA Department of Water & Power
Revenue VRDO	0.010%	3/7/16	5,700	5,700
Los Angeles CA Department of Water & Power
Revenue VRDO	0.010%	3/7/16	9,250	9,250
1 Los Angeles CA Harbor Department Revenue
TOB VRDO	0.020%	3/7/16	8,150	8,150
1 Los Angeles CA Harbor Department Revenue
TOB VRDO	0.050%	3/7/16	2,220	2,220
Los Angeles CA Multifamily Housing Revenue
(Queen Portfolio Apartments Project) VRDO	0.040%	3/7/16 LOC	6,595	6,595
Los Angeles CA Multifamily Housing Revenue
(San Regis Project) VRDO	0.030%	3/7/16 LOC	23,600	23,600
Los Angeles CA Municipal Improvement Corp.
Lease Revenue CP	0.080%	4/7/16 LOC	10,000	10,000
Los Angeles CA Municipal Improvement Corp.
Lease Revenue CP	0.050%	4/27/16 LOC	20,000	20,000
Los Angeles CA TRAN	2.000%	6/30/16	50,000	50,278
Los Angeles CA Unified School District GO	3.000%	7/1/16	2,000	2,018
Los Angeles CA Unified School District GO	3.000%	7/1/16	24,415	24,637
Los Angeles CA Unified School District GO	4.000%	7/1/16	3,750	3,796
Los Angeles CA Unified School District GO	4.750%	7/1/16 (Prere.)	6,340	6,433
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	1,000	1,016
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	2,205	2,241

Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	3,000	3,047
1 Los Angeles CA Unified School District GO TOB
VRDO	0.020%	3/7/16	9,995	9,995
1 Los Angeles CA Unified School District GO TOB
VRDO	0.020%	3/7/16	6,660	6,660
1 Los Angeles CA Wastewater System Revenue
TOB VRDO	0.020%	3/7/16	7,500	7,500
Los Angeles County CA Capital Asset Leasing
Corp. Lease Revenue CP	0.020%	3/7/16 LOC	1,875	1,875
Los Angeles County CA Capital Asset Leasing
Corp. Lease Revenue CP	0.040%	3/24/16 LOC	9,520	9,520
Los Angeles County CA Multifamily Housing
Revenue (Valencia Village Project) VRDO	0.010%	3/7/16 LOC	6,325	6,325
Los Angeles County CA Schools Pooled
Financing Program TRAN	2.000%	6/1/16	7,500	7,531
Los Angeles County CA Schools Pooled
Financing Program TRAN	2.000%	6/1/16	5,500	5,523
Los Angeles County CA TRAN	5.000%	6/30/16	50,000	50,777
1 Los Angeles County CA Unified School District
GO TOB VRDO	0.020%	3/7/16	5,000	5,000
Manteca CA Redevelopment Agency Tax
Allocation Revenue VRDO	0.010%	3/1/16 LOC	12,515	12,515
Metropolitan Water District of Southern
California Revenue VRDO	0.010%	3/1/16	11,900	11,900
Metropolitan Water District of Southern
California Revenue VRDO	0.010%	3/7/16	34,645	34,645
Metropolitan Water District of Southern
California Revenue VRDO	0.010%	3/7/16	800	800
Metropolitan Water District of Southern
California Revenue VRDO	0.010%	3/7/16	2,500	2,500
1 Nuveen California AMT-Free Municipal Income
Fund VRDP VRDO	0.090%	3/7/16 LOC	16,200	16,200
1 Nuveen California Dividend Advantage
Municipal Fund 2 VRDP VRDO	0.110%	3/7/16 LOC	30,000	30,000
1 Nuveen California Dividend Advantage
Municipal Fund 3 VRDP VRDO	0.100%	3/7/16 LOC	78,900	78,900
1 Nuveen California Dividend Advantage
Municipal Fund VRDP VRDO	0.090%	3/7/16 LOC	18,000	18,000
1 Nuveen California Dividend Advantage
Municipal Fund VRDP VRDO	0.100%	3/7/16 LOC	14,800	14,800
1 Nuveen California Dividend Advantage
Municipal Fund VRDP VRDO	0.100%	3/7/16 LOC	41,600	41,600
1 Nuveen California Dividend Advantage
Municipal Fund VRDP VRDO	0.100%	3/7/16 LOC	40,900	40,900
1 Nuveen California Dividend Advantage
Municipal Fund VRDP VRDO	0.100%	3/7/16 LOC	24,000	24,000
Nuveen Insured California AMT-Free Municipal
Income Fund VRDP VRDO	0.070%	3/7/16 LOC	39,500	39,500
Orange County CA Apartment Development
Revenue VRDO	0.010%	3/7/16 LOC	9,550	9,550
Orange County CA Water District COP VRDO	0.010%	3/7/16 LOC	8,600	8,600
1 Peralta CA Community College District Revenue
TOB VRDO	0.010%	3/7/16	19,645	19,645
1 Regents of the University of California Revenue
TOB VRDO	0.020%	3/7/16	5,125	5,125
1 Regents of the University of California Revenue
TOB VRDO	0.020%	3/7/16	4,377	4,377

1 Regents of the University of California Revenue
TOB VRDO	0.020%	3/7/16	6,000	6,000
1 Regents of the University of California Revenue
TOB VRDO	0.020%	3/7/16	3,495	3,495
Riverside CA COP VRDO	0.020%	3/7/16 LOC	12,900	12,900
1 Riverside CA Electric Revenue TOB VRDO	0.010%	3/1/16	12,195	12,195
Riverside CA Electric Revenue VRDO	0.010%	3/7/16 LOC	32,625	32,625
Riverside County CA Revenue (Teeter)	2.000%	10/12/16	10,000	10,088
Riverside County CA TRAN	2.000%	6/30/16	63,400	63,758
Riverside County CA Transportation
Commission Sales Tax Revenue VRDO	0.010%	3/7/16	17,165	17,165
Sacramento CA Municipal Utility District
Revenue CP	0.040%	3/1/16 LOC	20,000	20,000
Sacramento CA Municipal Utility District
Revenue CP	0.070%	4/4/16 LOC	15,000	15,000
Sacramento CA Municipal Utility District
Revenue VRDO	0.010%	3/7/16 LOC	7,250	7,250
Sacramento CA Municipal Utility District
Revenue VRDO	0.010%	3/7/16 LOC	1,200	1,200
Sacramento CA Municipal Utility District
Revenue VRDO	0.010%	3/7/16 LOC	1,960	1,960
Sacramento CA Transportation Authority Sales
Tax Revenue VRDO	0.010%	3/7/16	68,200	68,200
Sacramento County CA Multifamily Housing
Revenue (River Pointe Apartments) VRDO	0.020%	3/7/16 LOC	9,800	9,800
Sacramento County CA Multifamily Housing
Revenue (River Pointe Apartments) VRDO	0.020%	3/7/16 LOC	12,300	12,300
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	6/1/16 (Prere.)	5,000	5,060
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	6/1/16 (Prere.)	2,500	2,530
1 Sacramento County CA Sanitation Districts
Financing Authority Revenue TOB VRDO	0.020%	3/7/16 LOC	20,050	20,050
1 San Bernardino CA Community College District
GO TOB VRDO	0.020%	3/7/16	4,620	4,620
San Bernardino County CA TRAN	2.000%	6/30/16	67,925	68,311
1 San Bernardino County CA Transportation
Authority Revenue TOB VRDO	0.020%	3/7/16	12,100	12,100
1 San Diego CA Community College District GO
TOB VRDO	0.010%	3/7/16	5,710	5,710
1 San Diego CA Community College District GO
TOB VRDO	0.030%	3/7/16	3,290	3,290
San Diego CA Housing Authority Multifamily
Housing Revenue (Bay Vista Apartments
Project) VRDO	0.030%	3/7/16 LOC	9,690	9,690
San Diego CA Housing Authority Multifamily
Housing Revenue (Canyon Rim Apartments)
VRDO	0.030%	3/7/16 LOC	32,440	32,440
San Diego CA Public Facilities Financing
Authority Sewer Revenue	2.000%	5/15/16	5,185	5,205
1 San Diego CA Public Facilities Financing
Authority Sewer Revenue TOB VRDO	0.040%	3/7/16	4,210	4,210
1 San Diego County CA Regional Transportation
Commission Sales Tax Revenue TOB VRDO	0.020%	3/7/16	2,220	2,220
San Diego County CA Regional Transportation
Commission Sales Tax Revenue VRDO	0.010%	3/7/16	60,530	60,530
San Diego County CA School District TRAN	2.000%	6/30/16	10,000	10,059

San Diego County CA Water Authority Revenue	5.000%	7/1/16	14,265	14,436
San Diego County CA Water Authority Revenue
(Extendible) CP	0.070%	10/10/16	7,500	7,500
San Diego County CA Water Authority Revenue
(Extendible) CP	0.030%	11/1/16	12,500	12,500
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.010%	3/7/16	4,000	4,000
San Diego County CA Water Authority Revenue
CP	0.010%	3/2/16	2,000	2,000
San Diego County CA Water Authority Revenue
CP	0.030%	3/29/16	5,000	5,000
San Diego County CA Water Authority Revenue
CP	0.030%	4/4/16	2,500	2,500
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	2.000%	7/1/16	15,400	15,494
1 San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue TOB VRDO	0.020%	3/7/16	3,335	3,335
1 San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue TOB VRDO	0.020%	3/7/16	9,900	9,900
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/16	3,700	3,752
San Francisco CA City & County Finance Corp.
Lease Revenue (Moscone Center Expansion)
VRDO	0.010%	3/7/16 LOC	10,740	10,740
San Francisco CA City & County Finance Corp.
Lease Revenue (Moscone Center Expansion)
VRDO	0.010%	3/7/16 LOC	37,650	37,650
San Francisco CA City & County GO	2.000%	6/15/16	10,000	10,049
San Francisco CA City & County International
Airport Revenue CP	0.020%	3/17/16 LOC	10,000	10,000
San Francisco CA City & County International
Airport Revenue VRDO	0.010%	3/7/16 LOC	24,800	24,800
San Francisco CA City & County Public Utilities
Commission Sewer Revenue CP	0.030%	3/14/16 LOC	12,500	12,500
San Francisco CA City & County Public Utilities
Commission Sewer Revenue CP	0.070%	5/12/16	10,000	10,000
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.500%	5/1/16 (Prere.)	25,000	25,179
1 San Francisco CA City & County Public Utilities
Commission Water Revenue TOB VRDO	0.020%	3/7/16	20,000	20,000
San Francisco CA City & County
Redevelopment Agency Multifamily Housing
Revenue (Third & Mission Streets) VRDO	0.030%	3/7/16 LOC	53,100	53,100
1 San Joaquin Delta CA Community College
District GO TOB VRDO	0.110%	3/7/16	4,835	4,835
San Jose CA Multifamily Housing Revenue
(Cinnabar Commons) VRDO	0.030%	3/7/16 LOC	15,600	15,600
San Jose CA Multifamily Housing Revenue
(Raintree Apartments) VRDO	0.030%	3/7/16 LOC	10,000	10,000
1 San Jose CA Unified School District Santa Clara
County GO TOB VRDO	0.010%	3/7/16	6,000	6,000
1 San Jose CA Unified School District Santa Clara
County GO TOB VRDO	0.040%	3/7/16	7,310	7,310
1 Santa Monica CA Community College District
GO TOB VRDO	0.010%	3/7/16	1,200	1,200
Santa Monica-Malibu CA Unified School District
GO	2.000%	7/1/16	3,860	3,882

Southern California Public Power Authority
Revenue VRDO	0.010%	3/7/16 LOC	21,400	21,400
1 Sweetwater CA Unified School District GO TOB
VRDO	0.030%	3/7/16 (13)	2,845	2,845
Turlock CA Irrigation District Revenue CP	0.040%	3/10/16 LOC	11,651	11,651
University of California Regents Medical Center
Pooled Revenue VRDO	0.010%	3/1/16	10,180	10,180
University of California Regents Medical Center
Pooled Revenue VRDO	0.010%	3/1/16	7,585	7,585
University of California Revenue	3.000%	5/15/16	3,800	3,822
University of California Revenue	5.000%	5/15/16 (Prere.)	8,240	8,405
University of California Revenue	5.000%	5/15/16 (Prere.)	1,500	1,530
University of California Revenue	5.000%	5/15/16 (Prere.)	15,005	15,302
University of California Revenue	5.000%	5/15/16 (Prere.)	15,765	16,077
1 University of California Revenue TOB VRDO	0.020%	3/7/16	3,400	3,400
University of California Revenue VRDO	0.010%	3/7/16	87,500	87,500
University of California Revenue VRDO	0.010%	3/7/16	5,600	5,600
University of California Revenue VRDO	0.010%	3/7/16	9,600	9,600
West Valley-Mission CA Community College
District GO	5.000%	8/1/16 (Prere.)	1,435	1,463
Western Municipal Water District Facilities
Authority California Water Revenue VRDO	0.010%	3/7/16 LOC	10,475	10,475
Westlands CA Water District COP VRDO	0.010%	3/7/16 LOC	20,795	20,795
				3,367,928
Total Tax-Exempt Municipal Bonds (Cost $3,367,928)				3,367,928
Total Investments (100.5%) (Cost $3,367,928)				3,367,928
Other Assets and Liabilities-Net (-0.5%)				(16,875)
Net Assets (100%)				3,351,053

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2016, the aggregate value of these securities was $768,972,000, representing 22.9% of net assets.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 29, 2016.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.

TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.
LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 29, 2016, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted

California Tax-Exempt Money Market Fund

price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard California Long-Term Tax-Exempt Fund

Schedule of Investments
As of February 29, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.4%)
California (99.2%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Computer History
Museum) VRDO	0.010%	3/3/16 LOC	1,800	1,800
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/42	1,000	1,092
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Eskaton Properties Inc.
Obligated Group)	5.000%	11/15/35	3,250	3,490
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/37	7,565	8,483
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/23	650	774
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/43	15,830	18,024
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/29 (15)	1,500	1,770
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	30,375	17,020
Alameda County CA Unified School District GO	0.000%	8/1/24 (4)	3,510	2,972
Alameda County CA Unified School District GO	0.000%	8/1/29 (4)	5,000	3,274
Anaheim CA Public Financing Authority
Revenue (Electric System)	4.000%	10/1/31	5,080	5,482
Bakersfield CA Wastewater Revenue VRDO	0.030%	3/7/16	1,100	1,100
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/18 (Prere.)	15,050	16,418
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/19 (Prere.)	1,645	1,858
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.625%	4/1/19 (Prere.)	10,000	11,487
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/25	6,250	7,618
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	4,000	4,740
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/42	5,000	5,677
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/43	4,000	4,615
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/53	2,350	2,723
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/54	23,000	26,438
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.610%	4/1/20	3,500	3,474
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21	1,500	1,550
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/28 (4)	2,135	2,529

Cabrillo CA Community College District
Revenue	0.000%	5/1/26 (2)	9,000	5,957
California County CA Tobacco Securitization
Agency Revenue	5.450%	6/1/28	7,500	7,544
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18 (Prere.)	15,000	16,413
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	10,000	11,714
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	8,560	9,357
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	6,500	8,026
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/35	4,000	4,674
California Economic Recovery GO	5.000%	7/1/16 (Prere.)	5,000	5,082
2 California Economic Recovery GO	5.250%	7/1/19 (Prere.)	4,365	5,021
California Educational Facilities Authority
Revenue (California Institute of Technology)	5.000%	10/1/39	7,730	8,525
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/28	1,250	1,573
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/29	1,000	1,246
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/39	10,000	10,679
California Educational Facilities Authority
Revenue (College of Arts & Crafts)	6.875%	6/1/19	1,615	1,839
California Educational Facilities Authority
Revenue (College of Arts)	5.250%	6/1/30	1,125	1,243
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/37	1,130	1,346
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/45	1,425	1,664
California Educational Facilities Authority
Revenue (Pepperdine College)	5.000%	9/1/33	3,000	3,534
California Educational Facilities Authority
Revenue (Pepperdine College)	5.000%	12/1/39	2,000	2,350
California Educational Facilities Authority
Revenue (Pepperdine College)	5.000%	9/1/45	5,000	5,835
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/39	5,880	6,912
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/45	6,500	7,539
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	3/15/26	5,330	6,926
California Educational Facilities Authority
Revenue (Stanford University)	5.250%	4/1/40	6,000	8,228
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	6/1/43	3,760	5,043
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	5/1/45	4,000	5,405
California Educational Facilities Authority
Revenue (University of San Francisco)	6.125%	10/1/36	1,250	1,527
California Educational Facilities Authority
Revenue (University of Southern California)	5.000%	10/1/38	3,445	3,799

California Educational Facilities Authority
Revenue (University of Southern California)	5.250%	10/1/38	3,420	3,798
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/30	3,225	3,853
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/36	3,235	3,772
California GO	5.000%	9/1/16 (Prere.)	5,710	5,846
California GO	5.000%	9/1/16 (Prere.)	4,940	5,059
California GO	6.000%	8/1/19 (14)	210	215
California GO	5.000%	10/1/19	10,070	11,579
California GO	5.000%	4/1/20	1,460	1,643
California GO	5.000%	9/1/21	11,000	13,322
California GO	5.250%	9/1/22	3,000	3,752
California GO	5.000%	11/1/22	1,000	1,079
California GO	5.250%	9/1/23	6,000	7,312
California GO	5.000%	11/1/23	7,000	8,776
California GO	5.000%	5/1/24	3,000	3,765
California GO	5.000%	11/1/24	6,670	8,435
California GO	5.000%	3/1/25	7,000	8,034
California GO	5.000%	6/1/26 (14)	20,000	21,175
California GO	5.000%	3/1/27	10,000	12,398
California GO	5.250%	10/1/27	5,000	5,987
California GO	5.100%	11/1/27	1,475	1,729
California GO	5.000%	3/1/28	10,000	12,311
California GO	5.000%	8/1/28	2,875	3,559
California GO	5.000%	9/1/28	2,500	2,757
California GO	5.000%	9/1/29	5,125	5,644
California GO	5.000%	10/1/29	1,400	1,586
California GO	5.250%	10/1/29	4,700	5,367
California GO	5.250%	3/1/30	10,000	11,537
California GO	4.500%	8/1/30	1,440	1,489
California GO	5.250%	9/1/30	6,000	7,122
California GO	5.750%	4/1/31	15,875	18,043
California GO	5.000%	8/1/31	9,460	11,461
California GO	5.000%	10/1/31	4,500	5,423
California GO	5.000%	6/1/32	25,000	26,257
California GO	5.000%	9/1/32	1,045	1,223
California GO	5.000%	10/1/32	8,790	10,531
California GO	5.000%	2/1/33	2,615	3,068
California GO	6.000%	3/1/33	7,000	8,307
California GO	5.125%	4/1/33	8,500	9,212
California GO	6.500%	4/1/33	33,000	38,507
California GO	5.000%	8/1/33	2,635	3,139
California GO	5.000%	10/1/33	4,000	4,779
California GO	5.250%	4/1/35	5,000	5,896
California GO	6.000%	11/1/35	5,000	5,887
California GO	5.000%	9/1/36	8,500	9,992
California GO	5.000%	4/1/37	5,000	5,828
California GO	5.250%	3/1/38	8,000	8,642
California GO	6.000%	4/1/38	21,190	24,335
California GO	5.250%	8/1/38	10,000	10,966
California GO	5.000%	10/1/39	7,615	8,930
California GO	5.500%	11/1/39	3,690	4,231
California GO	6.000%	11/1/39	2,700	3,172
California GO	5.500%	3/1/40	11,500	13,311
California GO	4.000%	12/1/40	5,000	5,315
California GO	5.000%	10/1/41	5,000	5,767

California GO	5.000%	4/1/42	2,000	2,301
California GO	5.000%	9/1/42	8,515	9,880
California GO	5.000%	2/1/43	6,265	7,199
California GO	5.000%	4/1/43	6,500	7,490
California GO	5.000%	11/1/43	12,425	14,458
California GO	5.000%	12/1/43	5,335	6,217
California GO	5.000%	5/1/44	5,000	5,786
California GO	5.000%	8/1/45	11,735	13,743
3 California GO TOB VRDO	0.020%	3/7/16 (4)	15,300	15,300
California GO VRDO	0.010%	3/1/16 LOC	1,000	1,000
California GO VRDO	0.010%	3/1/16 LOC	10,600	10,600
California GO VRDO	0.010%	3/7/16 LOC	6,800	6,800
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/25	3,000	3,611
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/33	1,000	1,047
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/25	5,000	5,765
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/27	2,500	2,957
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/39	5,000	5,721
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/41	9,000	10,059
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/27	5,000	6,261
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/30	2,000	2,468
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/34	2,415	2,690
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/39	4,995	5,533
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/29	3,500	3,916
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	6.500%	11/1/38	3,000	3,537
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	5.250%	11/1/41	4,025	4,591
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/37	2,000	2,269
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/42	5,000	5,648
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/35	7,750	8,766
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/39	4,465	5,016
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/26	2,740	3,364
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/27	1,840	2,238
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/40	6,000	6,807
3 California Health Facilities Financing Authority
Revenue (Kaiser Foundation Hospitals) TOB
VRDO	0.020%	3/7/16 LOC	5,500	5,500

California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/43	5,300	6,070
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/29	1,000	1,180
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/33	1,100	1,271
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/25	2,750	3,273
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/26	5,000	5,909
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/33	2,500	2,882
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/34	645	753
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/39	1,600	1,842
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/44	1,500	1,720
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.500%	10/1/18 (Prere.)	2,000	2,297
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/29	2,390	2,878
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/38	6,000	6,957
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.500%	10/1/39	6,500	7,395
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.500%	8/15/33	3,920	4,618
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/40	8,000	9,008
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.750%	7/1/39	7,000	8,002
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/42	5,000	5,596
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/51	5,000	5,527
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/54	8,000	9,168
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.250%	8/15/22	5,000	5,567
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	4,000	4,827
California Health Facilities Financing Authority
Revenue (Sutter Health)	4.000%	8/15/40	6,500	6,862
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/43	9,000	10,409
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/46	7,000	8,103
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.250%	11/15/46	10,000	10,301
3 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.020%	3/7/16	12,845	12,845

3 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.020%	3/7/16	7,185	7,185
California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group)	5.000%	11/1/30	2,000	2,390
California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group)	5.000%	11/1/41	6,000	6,897
3 California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit) TOB VRDO	0.050%	3/1/16 (ETM)	20,010	20,010
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/31 (14)	4,135	4,159
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.250%	2/1/17 (Prere.)	425	444
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.500%	2/1/39	11,000	12,187
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.250%	2/1/46	3,225	3,289
California Municipal Finance Authority Recovery
Zone Revenue (Chevron USA Inc. Project)
VRDO	0.010%	3/1/16	2,000	2,000
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/23	1,200	1,503
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/33	2,120	2,549
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/34	1,340	1,604
California Municipal Finance Authority Revenue
(Anaheim Water System Project Revenue)	4.000%	10/1/34	4,560	4,939
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/35	2,000	2,196
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/41	3,000	3,265
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/38	1,255	1,372
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/42	2,500	2,712
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/40	5,000	5,607
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/35	690	770
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/44	1,800	1,982
California Municipal Finance Authority Revenue
(University of La Verne)	5.250%	6/1/20	2,420	2,771
California Municipal Finance Authority Student
Housing Revenue (Bowles Hall Foundation)	5.000%	6/1/50	2,580	2,824

California Pollution Control Financing Authority
Water Furnishing Revenue (San Diego
County Water Authority Desalination Project
Pipeline)	5.000%	11/21/45	1,500	1,535
California Public Works Board Lease Revenue
(Community Colleges)	5.000%	3/1/27 (14)	2,970	3,099
California Public Works Board Lease Revenue
(Department of Corrections)	6.500%	9/1/17 (ETM)	8,400	8,881
California Public Works Board Lease Revenue
(Department of General Services)	6.000%	4/1/25	6,000	6,971
California Public Works Board Lease Revenue
(Department of General Services)	6.250%	4/1/34	8,250	9,629
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/29	2,500	2,975
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/34	1,300	1,505
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/38	3,375	3,851
California Public Works Board Lease Revenue
(Office of Emergency Services)	5.000%	3/1/27 (14)	8,950	9,339
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/23	4,180	5,032
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/23	2,000	2,433
California Public Works Board Lease Revenue
(Various Capital Projects)	6.250%	11/1/24	5,000	5,992
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/26	5,000	6,067
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/33	2,330	2,866
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/37	5,000	5,800
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	9/1/39	3,000	3,496
California State University Systemwide Revenue	5.000%	11/1/24	2,000	2,399
California State University Systemwide Revenue	5.000%	11/1/26	3,000	3,820
California State University Systemwide Revenue	5.750%	11/1/27	4,500	5,210
California State University Systemwide Revenue	5.000%	11/1/30	2,500	3,087
California State University Systemwide Revenue	5.000%	11/1/31	7,000	8,417
California State University Systemwide Revenue	5.000%	11/1/32	7,000	8,357
California State University Systemwide Revenue	5.250%	11/1/34	5,000	5,647
California State University Systemwide Revenue	5.000%	11/1/37	10,000	11,627
California State University Systemwide Revenue	5.000%	11/1/37	3,750	4,386
California State University Systemwide Revenue	5.000%	11/1/38	4,000	4,737
California State University Systemwide Revenue	5.250%	11/1/38	3,280	3,704
California State University Systemwide Revenue	5.000%	11/1/42	1,355	1,571
California State University Systemwide Revenue	5.000%	11/1/43	1,810	2,119
California State University Systemwide Revenue	5.000%	11/1/47	8,620	10,051
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.250%	11/1/44	1,000	1,030
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.375%	11/1/49	2,300	2,362
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/27	2,000	2,489

California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/31	4,745	5,719
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/45	4,315	4,952
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/29 (4)	940	1,113
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/44 (4)	5,500	6,216
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/49 (4)	1,000	1,129
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/39	310	358
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/40	7,200	7,952
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/43	5,000	5,738
California Statewide Communities Development
Authority Revenue (Covenant Retirement
Communities Inc.)	5.625%	12/1/36	4,000	4,435
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System)	5.500%	7/1/30	5,000	4,999
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System)	5.500%	7/1/35	1,515	1,499
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/42	2,500	2,722
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/47	2,000	2,164
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/44	5,800	6,559
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	4.750%	4/1/33	4,185	4,334
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	15,425	17,534
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.250%	3/1/45	7,590	7,592
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.010%	3/7/16	17,100	17,100
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.250%	8/15/31	2,500	2,909
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/32	11,000	12,911
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/38 (2)	2,900	3,060

California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	11/15/38	4,250	4,586
California Statewide Communities Development
Authority Revenue (Trinity Health)	5.000%	12/1/41	11,000	12,303
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	7.250%	11/15/41	3,000	3,485
Calleguas-Las Virgenes CA Public Financing
Authority Revenue (Municipal Water District
Project) VRDO	0.010%	3/7/16 LOC	1,100	1,100
Centinela Valley CA Union High School District
GO	6.000%	8/1/36	3,000	3,821
Central School District San Bernardino
California GO	5.000%	8/1/47	3,000	3,498
Cerritos CA Community College District GO	4.000%	8/1/33	2,135	2,316
Cerritos CA Community College District GO	0.000%	8/1/34	4,000	2,081
Cerritos CA Community College District GO	0.000%	8/1/35	1,730	859
Cerritos CA Community College District GO	5.000%	8/1/38	7,000	8,104
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/25	5,000	6,080
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/30	3,500	4,109
Charter Oak CA Unified School District GO	5.000%	8/1/31 (4)	1,380	1,637
Charter Oak CA Unified School District GO	5.000%	8/1/33 (4)	1,755	2,063
Citrus CA Community College District GO	0.000%	8/1/36	1,810	1,393
Citrus CA Community College District GO	0.000%	8/1/37	2,475	1,895
Citrus CA Community College District GO	0.000%	8/1/38	2,150	1,638
Coast CA Community College District GO	5.000%	8/1/27	5,700	7,005
Colton CA Joint Unified School District GO	5.000%	8/1/27 (4)	2,535	3,019
Conejo Valley CA Unified School District GO	0.000%	8/1/29 (4)	2,000	1,219
Conejo Valley CA Unified School District GO	0.000%	8/1/30 (4)	1,865	1,070
Contra Costa CA Community College District
GO	5.000%	8/1/38	3,600	4,236
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/20 (Prere.)	1,085	1,261
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/34	1,970	2,298
Cotati-Rohnert Park CA Unified School District
GO	5.000%	8/1/44 (4)	3,000	3,408
Cupertino CA Union School District GO	5.000%	8/1/36	3,000	3,559
Del Mar CA Race Track Authority Revenue	5.000%	10/1/38	1,500	1,526
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/30	3,305	4,022
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/30	1,500	1,826
East Bay CA Regional Park District Revenue	5.000%	9/1/25	2,000	2,277
East Bay CA Regional Park District Revenue	5.000%	9/1/27	4,070	4,619
4 Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/39	2,030	2,415
Eastern California Municipal Water District
Water & Wastewater Revenue VRDO	0.010%	3/7/16	4,300	4,300
El Camino CA Community College District GO	5.000%	8/1/32	1,000	1,232
El Camino CA Community College District GO	5.000%	8/1/33	1,115	1,369
El Camino CA Community College District GO	5.000%	8/1/37	1,550	1,869
El Dorado CA Irrigation District Revenue	5.250%	3/1/39 (4)	7,500	8,827
Encinitas CA Community Facilities District No. 1
Special Tax Revenue	5.000%	9/1/27	1,000	1,143

Escondido CA GO	5.000%	9/1/30	2,030	2,474
Escondido CA Union High School District GO	0.000%	11/1/20 (14)	4,000	3,642
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/29 (2)	9,450	9,485
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/32 (2)	5,000	5,017
Foothill-De Anza CA Community College District
GO	0.000%	8/1/17 (14)	3,000	2,972
Foothill-De Anza CA Community College District
GO	0.000%	8/1/22 (14)	3,850	3,452
Foothill-De Anza CA Community College District
GO	0.000%	8/1/23 (14)	3,590	3,108
Foothill-De Anza CA Community College District
GO	0.000%	8/1/25 (14)	2,390	1,933
Foothill-De Anza CA Community College District
GO	5.000%	8/1/40	10,000	11,580
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/42	9,000	7,196
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.500%	1/15/43	2,200	2,617
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	5.750%	1/15/46	13,500	15,757
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.000%	1/15/53	6,675	7,830
Gavilan CA Joint Community College District
GO	5.500%	8/1/28 (2)	90	90
Gilroy CA School Facilities Finance Authority
Revenue	5.000%	8/1/46	5,000	5,625
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/35	5,000	5,820
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/40	20,000	22,950
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/45	7,040	8,060
Grossmont CA Healthcare District GO	6.125%	7/15/21 (Prere.)	2,500	3,170
Grossmont CA Union High School District GO	0.000%	8/1/30	6,500	4,003
Hayward CA Unified School District GO	5.000%	8/1/31 (4)	3,780	4,419
Hayward CA Unified School District GO	5.000%	8/1/31 (4)	3,500	4,091
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/39	1,100	1,230
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/32	2,750	3,342
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/45	4,000	4,638
Inland Empire CA Tobacco Securitization
Authority Revenue	0.000%	6/1/47	10,000	821
Irvine CA Public Facilities & Infrastructure
Authority Assessment Revenue VRDO	0.010%	3/1/16 LOC	707	707
Irvine CA Ranch Water District Revenue VRDO	0.010%	3/1/16 LOC	1,300	1,300
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue VRDO	0.010%	3/1/16 LOC	7,100	7,100
Jefferson CA Union High School District GO	5.000%	8/1/26 (15)	1,000	1,227
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/40	3,000	3,435
Kaweah CA Delta Health Care District Revenue	4.000%	6/1/45	8,000	8,092
Kern CA High School District GO	6.400%	8/1/16 (ETM)	1,815	1,862
Kern County CA GO	5.750%	8/1/35 (12)	2,000	2,245
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/34	1,050	1,220

La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/36	2,450	2,646
Las Virgenes CA Unified School District GO	0.000%	9/1/26 (14)	6,140	4,700
Long Beach CA Airport Revenue	5.000%	6/1/40	4,440	4,992
Long Beach CA Community College District GO	0.000%	8/1/34	2,520	1,290
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	1.844%	11/15/26	1,800	1,706
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.000%	11/15/29	800	942
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.000%	11/15/35	1,180	1,382
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.500%	11/15/37	2,600	3,263
Long Beach CA Finance Authority Tax Revenue	5.500%	8/1/26 (2)	7,570	9,291
Long Beach CA Finance Authority Tax Revenue	5.500%	8/1/31 (2)	4,015	5,098
Long Beach CA Harbor Revenue	5.000%	5/15/39	1,500	1,762
Long Beach CA Harbor Revenue	5.000%	5/15/42	2,000	2,348
Long Beach CA Unified School District GO	0.000%	8/1/26	1,870	1,396
Los Angeles CA Community College District GO	5.000%	8/1/17 (Prere.)	7,340	7,812
Los Angeles CA Community College District GO	5.500%	8/1/19 (Prere.)	3,980	4,616
Los Angeles CA Community College District GO	6.000%	8/1/19 (Prere.)	5,160	6,071
Los Angeles CA Community College District GO	5.000%	8/1/25	6,100	7,718
Los Angeles CA Community College District GO	5.000%	6/1/26	3,000	3,901
Los Angeles CA Community College District GO	5.000%	8/1/28	3,500	4,327
Los Angeles CA Community College District GO	5.000%	8/1/28	6,000	7,418
Los Angeles CA Community College District GO	5.000%	8/1/30	5,500	6,721
Los Angeles CA Community College District GO	4.000%	8/1/33	3,500	3,843
Los Angeles CA Community College District GO	5.250%	8/1/39	5,000	5,821
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/27	5,000	5,879
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	5,000	5,805
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	14,590	16,805
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	3,195	3,687
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	4,000	4,549
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	16,000	18,841
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/38	4,500	5,279
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/25	4,070	4,531
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/27	10,000	12,126
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29 (2)	10,000	10,564
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	5,000	6,110
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/30 (2)	16,000	16,896
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32 (2)	5,000	5,272
Los Angeles CA Department of Water & Power
Revenue	5.250%	7/1/32	7,000	7,704
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	2,500	2,968

Los Angeles CA Department of Water & Power
Revenue	5.375%	7/1/34	3,000	3,348
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	5,000	5,938
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	3,500	4,123
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	5,000	5,736
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	10,000	11,783
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/37	1,545	1,809
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	12,365	14,380
Los Angeles CA Department of Water & Power
Revenue	5.250%	7/1/38	1,890	2,070
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/39	4,000	4,686
Los Angeles CA Department of Water & Power
Revenue	5.250%	7/1/39	2,000	2,312
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	5,000	5,788
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	10,150	11,716
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	5,000	5,836
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/44	13,950	16,263
Los Angeles CA Department of Water & Power
Revenue VRDO	0.010%	3/7/16	4,100	4,100
Los Angeles CA Department of Water & Power
Revenue VRDO	0.010%	3/7/16	6,000	6,000
Los Angeles CA GO	5.000%	9/1/31	5,785	6,741
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	7,500	7,622
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	7,675	7,800
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	2,645	2,688
Los Angeles CA Unified School District GO	5.000%	7/1/20 (3)	2,655	2,698
Los Angeles CA Unified School District GO	5.000%	7/1/21	3,500	3,993
Los Angeles CA Unified School District GO	5.250%	7/1/24	6,275	7,211
Los Angeles CA Unified School District GO	5.250%	7/1/25	5,000	5,746
Los Angeles CA Unified School District GO	5.000%	7/1/26	5,000	6,256
Los Angeles CA Unified School District GO	5.000%	7/1/28	8,000	9,800
Los Angeles CA Unified School District GO	5.250%	7/1/28	5,500	6,494
Los Angeles CA Unified School District GO	5.000%	7/1/30	2,860	3,460
Los Angeles CA Unified School District GO	4.500%	7/1/31 (2)	2,225	2,326
Los Angeles CA Unified School District GO	5.000%	7/1/32 (4)	8,000	8,426
Los Angeles CA Unified School District GO	5.000%	1/1/34	5,000	5,625
Los Angeles CA Unified School District GO	5.250%	7/1/34	10,000	11,553
Los Angeles CA Wastewater System Revenue	5.000%	6/1/43	2,840	3,284
Los Angeles County CA Metropolitan
Transportation Authority Revenue (Union
Station Gateway Project)	5.000%	7/1/27	2,000	2,517
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/21	2,000	2,423
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/23	5,000	6,014

Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/37	2,750	3,213
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/42	5,940	6,818
Los Angeles County CA Public Works Financing
Authority Revenue	5.500%	10/1/18 (4)	900	958
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/35	4,000	4,750
Los Angeles County CA Schools Regionalized
Business Services Corp. COP	0.000%	8/1/20 (2)	2,095	1,918
M-S-R California Energy Authority Revenue	7.000%	11/1/34	7,000	10,191
M-S-R California Energy Authority Revenue	6.500%	11/1/39	3,500	4,884
M-S-R California Public Power Agency Revenue
(San Juan Project)	6.750%	7/1/20 (ETM)	7,680	8,730
Marin CA Healthcare District GO	5.000%	8/1/29	555	681
Marina Coast Water District California Enterprise
Revenue	5.000%	6/1/37	4,085	4,691
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/21	2,500	3,029
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/28	4,235	4,303
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/31	3,000	3,383
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/33	6,000	7,153
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/35	2,855	3,396
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/40	4,500	5,317
Metropolitan Water District of Southern
California Revenue VRDO	0.010%	3/7/16	1,500	1,500
Milpitas CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/26	2,085	2,592
Milpitas CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/30	4,000	4,833
Modesto CA Irrigation District COP	5.000%	10/1/16 (Prere.)	2,200	2,261
Modesto CA Irrigation District COP	5.500%	7/1/35	1,000	1,062
Modesto CA Irrigation District COP	5.000%	10/1/36 (2)	2,595	2,654
Modesto CA Irrigation District Financing
Authority Electric Revenue	5.000%	10/1/40	6,000	6,896
Modesto CA Irrigation District Financing
Authority Revenue (Woodland Project)	6.500%	10/1/22 (ETM)	6,955	8,246
Modesto CA Multifamily Housing Revenue
(Westdale Commons Apartments) VRDO	0.010%	3/7/16 LOC	3,900	3,900
New Haven CA Unified School District GO	5.000%	8/1/27 (15)	3,000	3,640
New Haven CA Unified School District GO	5.000%	8/1/28 (15)	2,000	2,409
Newark CA Unified School District GO	5.000%	8/1/44	6,000	6,863
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	6.000%	12/1/21 (Prere.)	3,525	4,487
Newport Mesa CA Unified School District GO	0.000%	8/1/35	4,000	2,035
Newport Mesa CA Unified School District GO	0.000%	8/1/36	1,000	489
Newport Mesa CA Unified School District GO	0.000%	8/1/37	2,000	935
Newport Mesa CA Unified School District GO	0.000%	8/1/38	1,000	451
Northern California Power Agency Revenue
(Hydroelectric Project)	6.300%	7/1/18 (14)	6,700	7,181
Northern California Power Agency Revenue
(Hydroelectric Project)	7.500%	7/1/21 (Prere.)	1,810	2,236

Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/27	3,255	3,914
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/25	1,825	2,012
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/26	1,995	2,176
Novato CA Unified School District GO	5.000%	8/1/28	800	981
Oakland CA GO	5.000%	1/15/29	1,640	1,988
Oakland CA GO	5.000%	1/15/31	3,550	4,039
Oakland CA Unified School District GO	5.000%	8/1/35	2,850	3,252
Oakland CA Unified School District GO	6.625%	8/1/38	1,000	1,226
Oakland CA Unified School District GO	5.000%	8/1/40	500	561
Oceanside CA Unified School District GO	0.000%	8/1/25 (12)	6,865	5,374
Ohlone CA Community College District GO	5.250%	8/1/41	5,000	5,905
Palmdale CA COP	5.250%	9/1/19 (14)	350	351
Palmdale CA COP	5.250%	9/1/20 (14)	345	346
Palmdale CA COP	5.250%	9/1/21 (14)	435	437
Palmdale CA COP	5.250%	9/1/22 (14)	530	532
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.250%	9/2/22	200	227
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	5.000%	9/2/26	1,000	1,132
Palomar CA Community College District GO	0.000%	8/1/24	5,125	4,279
Palomar Pomerado Health California COP	6.000%	11/1/41	3,000	3,197
Palomar Pomerado Health California GO	4.500%	8/1/32 (14)	12,000	12,259
Palomar Pomerado Health California GO	0.000%	8/1/33 (12)	4,000	2,069
Palomar Pomerado Health California GO	0.000%	8/1/36	5,000	2,205
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	0.000%	8/1/26 (14)	3,000	2,099
Pasadena CA Unified School District GO	5.000%	5/1/34	4,000	4,661
Peralta CA Community College District Revenue	5.000%	8/1/39	4,000	4,475
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/19 (2)	1,800	1,653
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/21 (2)	2,920	2,517
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/22 (2)	4,125	3,378
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/24 (2)	1,000	744
Pomona CA Unified School District GO	5.600%	8/1/16 (ETM)	1,000	1,023
Pomona CA Unified School District GO	7.500%	8/1/17 (ETM)	2,540	2,794
Poway CA Unified School District GO	5.000%	9/1/25	1,830	2,120
Poway CA Unified School District GO	5.000%	8/1/27	5,575	6,524
Poway CA Unified School District GO	5.000%	9/1/27	2,045	2,338
Poway CA Unified School District GO	5.000%	9/1/31	1,370	1,536
Poway CA Unified School District GO	0.000%	8/1/33	5,010	2,714
Poway CA Unified School District GO	5.000%	9/1/33	990	1,099
Poway CA Unified School District GO	0.000%	8/1/34	8,130	4,160
Poway CA Unified School District GO	5.000%	9/1/36	690	758
Poway CA Unified School District GO	0.000%	8/1/46	10,000	2,951

Poway CA Unified School District GO	0.000%	8/1/51	10,000	2,406
Poway CA Unified School District Public
Financing Authority Community Facilities
District No. 11 Zones 2 & 3 Special Tax
Revenue	5.000%	9/15/38	1,215	1,363
Poway CA Unified School District Public
Financing Authority Community Facilities
District No. 11 Zones 2 & 3 Special Tax
Revenue	5.000%	9/15/43	2,470	2,761
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/24	785	938
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/27	1,035	1,198
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/33 (15)	1,765	2,038
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/29 (4)	1,800	2,145
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/29	1,000	1,195
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/31	600	708
Redwood City CA Redevelopment Agency
Redevelopment Project Area No. 2 Tax
Allocation Revenue	0.000%	7/15/26 (2)	3,445	2,455
Rio Hondo CA Community College District GO	5.000%	8/1/30	6,655	7,496
Rio Hondo CA Community College District GO	0.000%	8/1/36	16,650	7,938
Riverside CA Electric Revenue TOB VRDO	0.010%	3/1/16	2,800	2,800
Riverside CA Unified School District Community
Facilities District No. 7 (Victoria Grove)
Special Tax Revenue	5.000%	9/1/31 (2)	4,000	4,079
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/21	1,280	1,504
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/22	1,335	1,589
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/24	1,440	1,685
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/28	1,795	2,036
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/29	1,880	2,126
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/32	1,375	1,532
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/33	5,000	5,838
Riverside County CA Public Financing Authority
Lease Revenue	5.250%	11/1/40	5,000	5,911
Riverside County CA Public Financing Authority
Lease Revenue	5.250%	11/1/45	8,000	9,406
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	4.000%	10/1/37 (4)	1,500	1,557
Riverside County CA Transportation
Commission Sales Tax Revenue VRDO	0.010%	3/7/16	3,600	3,600
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/41	6,710	2,171
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/42	2,975	906

Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/43	7,500	2,127
Riverside County CA Transportation
Commission Toll Revenue	5.750%	6/1/48	2,000	2,301
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/37	4,500	5,022
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/18	620	660
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/22	1,610	1,828
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/28	2,450	2,869
Roseville CA Special Tax Revenue	5.000%	9/1/37	1,250	1,381
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/39 (15)	1,900	2,172
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/44 (15)	2,000	2,270
Sacramento CA Financing Authority Lease
Revenue	5.400%	11/1/20 (2)	5,800	6,384
Sacramento CA Municipal Utility District
Financing Authority Revenue	5.000%	7/1/26	5,250	6,683
Sacramento CA Municipal Utility District
Financing Authority Revenue	5.000%	7/1/27	5,000	6,282
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/28	2,000	2,436
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/31	1,175	1,404
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/32	1,195	1,428
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/33	1,450	1,732
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/36	3,000	3,389
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/42	5,000	5,603
Sacramento CA Transportation Authority Sales
Tax Revenue VRDO	0.010%	3/7/16	2,800	2,800
Sacramento CA Unified School District GO	5.000%	8/1/25 (4)	775	969
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	6/1/16 (Prere.)	5,650	5,720
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	6/1/16 (Prere.)	5,000	5,062
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/32	1,000	1,207
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/35	4,920	5,820
San Bernardino CA City Unified School District
GO	5.000%	8/1/27 (4)	1,060	1,262
San Bernardino CA City Unified School District
GO	0.000%	8/1/35 (4)	5,900	2,826
San Bernardino CA City Unified School District
GO	0.000%	8/1/36 (4)	5,000	2,269
San Bernardino CA Community College District
GO	0.000%	8/1/44	20,000	6,206

San Bernardino CA Community College District
GO	5.000%	8/1/45	3,500	4,068
San Bernardino CA Community College District
GO	0.000%	8/1/48	17,770	4,645
San Bernardino County CA Medical Center COP	6.500%	8/1/17 (14)	5,980	6,243
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/32	4,035	4,740
San Diego CA Community College District GO	5.250%	8/1/33	2,500	2,847
San Diego CA Community College District GO	0.000%	8/1/36	8,000	3,769
San Diego CA Community College District GO	5.000%	8/1/36	2,500	2,908
San Diego CA Community College District GO	0.000%	8/1/38	3,510	1,533
San Diego CA Community College District GO	5.000%	8/1/41	3,000	3,489
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/34	6,000	6,800
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/39	7,000	7,934
San Diego CA Public Facilities Financing
Authority Water Revenue	5.750%	8/1/35	2,500	2,893
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/38	1,500	1,641
San Diego CA Public Facilities Financing
Authority Water Revenue	5.500%	8/1/39	5,000	5,712
San Diego CA Unified School District GO	5.500%	7/1/24 (14)	5,000	6,562
San Diego CA Unified School District GO	5.000%	7/1/27	5,000	6,272
San Diego CA Unified School District GO	5.000%	7/1/28	7,000	8,680
San Diego CA Unified School District GO	0.000%	7/1/29	8,150	5,393
San Diego CA Unified School District GO	0.000%	7/1/30	1,500	949
San Diego CA Unified School District GO	0.000%	7/1/31	1,500	896
San Diego CA Unified School District GO	0.000%	7/1/32	1,085	615
San Diego CA Unified School District GO	4.000%	7/1/34	1,210	1,331
San Diego CA Unified School District GO	5.000%	7/1/35	5,000	5,933
San Diego CA Unified School District GO	0.000%	7/1/38	4,890	2,100
San Diego CA Unified School District GO	4.000%	7/1/45	8,000	8,520
San Diego CA Unified School District GO	0.000%	7/1/46	10,000	2,949
San Diego County CA COP	5.000%	10/15/28	1,445	1,778
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/26	4,000	4,629
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	3,200	3,698
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/34	2,715	3,065
San Diego County CA Regional Airport Authority
Revenue	5.000%	4/1/37	1,500	1,733
San Diego County CA Regional Airport Authority
Revenue	5.000%	4/1/38	2,000	2,304
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/40	3,000	3,386
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/43	3,540	3,988
San Diego County CA Regional Transportation
Commission Sales Tax Revenue VRDO	0.010%	3/7/16	1,500	1,500
San Diego County CA Water Authority Revenue
COP	5.000%	5/1/18 (Prere.)	7,275	7,960
San Diego County CA Water Authority Revenue
COP TOB VRDO	0.020%	3/3/16	2,510	2,510
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/17 (Prere.)	15,000	15,941

San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/31	7,000	8,619
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/30	2,120	2,510
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/30	1,550	1,920
San Francisco CA City & County COP	4.000%	9/1/33	5,855	6,303
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/25	5,220	6,250
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/29	2,065	2,467
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/29	2,250	2,790
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	980	1,208
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/32	1,000	1,215
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/43	8,000	9,092
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/44	6,000	6,845
San Francisco CA City & County International
Airport Revenue VRDO	0.010%	3/7/16 LOC	1,200	1,200
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/29	12,680	15,368
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	5,000	6,015
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	1,100	1,303
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	1,205	1,427
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	4,000	4,811
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	1,305	1,577
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/33	4,000	4,738
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/33	1,370	1,649
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	1,275	1,500
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	5,000	5,903
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/35	2,810	3,300
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/35	2,605	2,938
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/36	4,000	4,746
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/43	10,000	11,553
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay North)	6.500%	8/1/39	2,000	2,288
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay North)	6.750%	8/1/41	1,000	1,207

San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/43	3,500	3,877
San Francisco CA City & County Unified School
District GO	5.250%	6/15/24	4,000	4,571
San Francisco CA City & County Unified School
District GO	5.000%	6/15/32	8,365	9,523
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	6,000	4,476
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/25 (14)	6,000	4,256
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/34	5,000	5,568
San Jose CA Airport Revenue	5.000%	3/1/33 (2)	4,000	4,148
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/20 (2)	3,415	3,613
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/21 (2)	2,300	2,433
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/22 (2)	3,375	3,562
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.500%	8/1/30	850	973
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.500%	8/1/35	2,750	3,114
San Jose CA Special Hotel Tax Revenue
(Convention Center Expansion & Renovation
Project)	6.500%	5/1/42	5,000	6,024
San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/32	10,000	12,143
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/40	3,850	4,497
San Juan CA Unified School District GO	0.000%	8/1/16 (4)	2,000	1,997
San Juan CA Unified School District GO	0.000%	8/1/18 (4)	1,785	1,745
San Juan CA Unified School District GO	0.000%	8/1/20 (4)	4,930	4,630
San Juan CA Unified School District GO	0.000%	8/1/23 (4)	4,540	3,898
San Luis Obispo County CA Community College
District GO	5.000%	8/1/28	890	1,101
San Luis Obispo County CA Community College
District GO	5.000%	8/1/32	1,395	1,676
San Marcos CA Unified School District GO	0.000%	8/1/32	2,600	1,377
San Marcos CA Unified School District GO	5.000%	8/1/34	5,620	6,524
San Marcos CA Unified School District GO	5.000%	8/1/38	2,835	3,283
San Mateo County CA Community College
District GO	5.000%	9/1/16 (Prere.)	5,000	5,121
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Capital Project
Program)	5.000%	7/1/21 (14)	3,500	4,122
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.000%	7/15/31	2,290	2,803
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/35	2,110	2,281
San Mateo-Foster City CA School District GO	4.000%	8/1/44	3,250	3,468
4 San Mateo-Foster City CA School District GO	4.000%	8/1/45	5,000	5,339

San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/29 (4)	1,780	2,106
San Ramon CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	2/1/38 (15)	4,000	4,538
San Ramon Valley CA Unified School District
GO	4.000%	8/1/34	3,445	3,749
Santa Ana CA Financing Authority Police
Administration & Holding Facility Lease
Revenue	6.250%	7/1/16 (ETM)	2,673	2,727
Santa Ana CA Financing Authority Police
Administration & Holding Facility Lease
Revenue	6.250%	7/1/16 (14)	3	3
Santa Ana CA Financing Authority Police
Administration & Holding Facility Lease
Revenue	6.250%	7/1/17 (ETM)	1,000	1,077
Santa Ana CA Financing Authority Police
Administration & Holding Facility Lease
Revenue	6.250%	7/1/17 (14)	1,000	1,075
Santa Ana CA Unified School District GO	0.000%	8/1/32 (14)	3,680	2,003
Santa Barbara CA Secondary/High School
District GO	0.000%	8/1/40	2,050	778
Santa Clara CA Electric Revenue	6.000%	7/1/31	3,000	3,597
Santa Clara CA Unified School District GO	5.000%	7/1/34	4,000	4,571
Santa Clara County CA GO	5.000%	8/1/28	9,000	10,976
Santa Monica CA Community College District
GO	4.000%	8/1/31	3,000	3,311
Santa Rosa CA Wastewater Revenue	5.000%	9/1/28	4,845	5,799
Santa Rosa CA Wastewater Revenue	5.000%	9/1/33	1,000	1,178
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	2/1/39	3,090	3,579
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/45	1,500	1,762
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/32	1,000	1,111
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/35	2,500	2,744
Sonoma County CA Junior College District GO	5.000%	8/1/27	2,000	2,458
Sonoma-Marin Area Rail Transportation District
California Sales & Use Tax Revenue	5.000%	3/1/28	3,500	4,229
South San Francisco CA Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/35 (14)	16,110	16,405
Southern California Public Power Authority
Revenue	5.000%	7/1/26	3,500	4,411
Southern California Public Power Authority
Revenue	5.000%	7/1/29	5,000	5,816
Southern California Public Power Authority
Revenue (Magnolia Power Project) VRDO	0.010%	3/7/16 LOC	13,745	13,745
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/30	5,000	5,660
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/17	1,865	1,981
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/28	3,580	4,218
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/33	3,530	4,187

Southern California Public Power Authority
Revenue (Transmission Project)	5.750%	7/1/21 (14)	220	221
Southern California Public Power Authority
Revenue VRDO	0.010%	3/7/16 LOC	6,900	6,900
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/28	1,000	1,250
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/41	7,000	8,242
Southern California Water Replenishment
District Financing Authority Revenue	4.000%	8/1/45	1,900	2,013
Southwestern California Community College
District GO	5.000%	8/1/44	7,045	8,194
State Center California Community College
District GO	5.000%	8/1/28	5,275	6,569
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/29 (15)	1,000	1,172
Stockton CA Public Financing Authority Water
Revenue (Delta Water Supply Project)	6.250%	10/1/38	2,150	2,673
Stockton CA Unified School District GO	5.000%	8/1/38 (4)	2,500	2,858
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/31 (15)	1,225	1,426
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/32 (15)	1,250	1,445
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/33 (15)	1,280	1,478
Sweetwater CA Unified School District GO	5.000%	8/1/29 (15)	4,200	4,999
3 Sweetwater CA Unified School District GO TOB
VRDO	0.030%	3/7/16 (13)	700	700
Temecula Valley CA Unified School District GO	0.000%	8/1/35	3,000	2,790
Temecula Valley CA Unified School District GO	0.000%	8/1/37	3,785	3,511
Tobacco Securitization Authority Revenue
(Southern California Tobacco Settlement)	5.000%	6/1/37	2,155	2,036
Torrance CA Hospital Revenue (Torrance
Memorial Medical Center)	5.000%	9/1/40	3,000	3,272
Tulare County CA Transportation Authority
Sales Tax Revenue	4.000%	2/1/34	1,540	1,626
Turlock CA Irrigation District Revenue	5.000%	1/1/31	2,000	2,264
Turlock CA Irrigation District Revenue	5.000%	1/1/35	3,000	3,356
Turlock CA Irrigation District Revenue	5.500%	1/1/41	3,445	3,971
Tustin CA Community Facilities District Special
Tax Revenue	5.000%	9/1/37	1,000	1,129
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/31	3,000	3,464
Ukiah CA Electric Revenue	6.250%	6/1/18 (14)	2,225	2,351
Ukiah CA Unified School District GO	0.000%	8/1/32 (10)	6,425	3,402
Union CA Elementary School District GO	0.000%	9/1/16 (14)	1,500	1,498
Union CA Elementary School District GO	0.000%	9/1/17 (14)	2,295	2,270
Union CA Elementary School District GO	0.000%	9/1/18 (14)	1,630	1,594
Union CA Elementary School District GO	0.000%	9/1/19 (14)	1,750	1,679
Union CA Elementary School District GO	0.000%	9/1/20 (14)	2,300	2,161
Union CA Elementary School District GO	0.000%	9/1/21 (14)	2,000	1,842
University of California Regents Medical Center
Pooled Revenue VRDO	0.010%	3/1/16	1,500	1,500
University of California Revenue	4.750%	5/15/16 (Prere.)	9,425	9,611
University of California Revenue	5.000%	5/15/16 (Prere.)	6,000	6,121
University of California Revenue	5.250%	5/15/19 (Prere.)	1,140	1,301
University of California Revenue	5.750%	5/15/19 (Prere.)	7,000	8,108

University of California Revenue	5.000%	5/15/27	4,245	5,284
University of California Revenue	5.000%	5/15/28	5,000	6,057
University of California Revenue	5.000%	5/15/32	7,925	9,553
University of California Revenue	5.000%	5/15/33	5,000	5,896
University of California Revenue	4.000%	5/15/34	5,000	5,408
University of California Revenue	5.000%	5/15/34	5,205	6,041
University of California Revenue	5.000%	5/15/35	3,640	4,224
University of California Revenue	5.250%	5/15/37	3,500	4,193
University of California Revenue	5.000%	5/15/38	10,000	11,618
University of California Revenue	5.250%	5/15/39	5,860	6,604
University of California Revenue	5.000%	5/15/40	50	53
University of California Revenue	5.000%	5/15/40	5,000	5,821
University of California Revenue PUT	5.000%	5/15/23	6,500	8,054
3 University of California Revenue TOB VRDO	0.020%	3/7/16	1,600	1,600
University of California Revenue VRDO	0.010%	3/7/16	8,050	8,050
University of California Revenue VRDO	0.010%	3/7/16	2,000	2,000
Vallecitos CA Water District Water &
Wastewater Enterprise Revenue	5.000%	7/1/33	1,110	1,340
Vallecitos CA Water District Water &
Wastewater Enterprise Revenue	5.000%	7/1/35	750	898
Vallejo CA Sanitation & Flood Control COP	5.000%	7/1/19 (14)	2,136	2,250
Ventura County CA Community College District
GO	5.500%	8/1/18 (Prere.)	8,500	9,487
Vista CA Joint Powers Financing Authority
Revenue	5.250%	5/1/37	5,000	5,962
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/28 (4)	1,970	2,400
Vista CA Unified School District GO	0.000%	8/1/28 (14)	7,425	5,162
Walnut CA Energy Center Authority Revenue	5.000%	1/1/34	3,100	3,634
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	2,000	2,233
Walnut CA Energy Center Authority Revenue	5.000%	1/1/40	5,000	5,583
Washington Township CA Health Care District
GO	5.500%	8/1/40	5,000	6,011
Washington Township CA Health Care District
Revenue	5.000%	7/1/32	3,000	3,098
Washington Township CA Health Care District
Revenue	5.000%	7/1/37	1,750	1,802
West Contra Costa CA Unified School District
GO	5.250%	8/1/35 (4)	7,000	8,212
West Contra Costa CA Unified School District
GO	5.000%	8/1/40	3,000	3,455
West Sacramento CA Area Flood Control
Agency Special Assessment Revenue	5.000%	9/1/40 (4)	2,050	2,340
West Sacramento CA Area Flood Control
Agency Special Assessment Revenue	5.000%	9/1/45 (4)	2,715	3,072
Whittier CA Health Facilities Revenue
(Presbyterian Intercommunity Hospital
Obligated Group)	5.000%	6/1/44	4,500	5,052
Yuba City CA Unified School District GO	0.000%	9/1/17 (14)	2,060	2,033
Yuba City CA Unified School District GO	0.000%	9/1/19 (14)	2,270	2,173
Yucaipa Valley CA Water District Water System
Revenue	5.000%	9/1/27	1,000	1,222
				3,434,136
Guam (0.2%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/39	4,900	5,496

Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	1/1/46	1,000	1,120
Guam Power Authority Revenue	5.000%	10/1/24	1,000	1,192
				7,808
Total Tax-Exempt Municipal Bonds (Cost $3,167,533)				3,441,944
Total Investments (99.4%) (Cost $3,167,533)				3,441,944
Other Assets and Liabilities-Net (0.6%)				21,179
Net Assets (100%)				3,463,123

1 Adjustable-rate security.
2 Securities with a value of $920,000 have been segregated as initial margin for open futures contracts.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2016, the aggregate value of these securities was $63,140,000, representing 1.8% of net assets.
4 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 29, 2016.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).

California Long-Term Tax-Exempt Fund

(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of February 29, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	3,441,944	—
Futures Contracts—Assets[1]	33	—	—
Futures Contracts—Liabilities[1]	(56)	—	—
Total	(23)	3,441,944	—
1 Represents variation margin on the last day of the reporting period.

California Long-Term Tax-Exempt Fund

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At February 29, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
5-Year U. S. Treasury Note	July 2016	344	41,469	11

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At February 29, 2016, the cost of investment securities for tax purposes was $3,170,637,000. Net unrealized appreciation of investment securities for tax purposes was $271,307,000, consisting of unrealized gains of $271,594,000 on securities that had risen in value since their purchase and $287,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard California Intermediate-Term Tax-Exempt Fund

Schedule of Investments
As of February 29, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.4%)
California (100.1%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Computer History
Museum) VRDO	0.010%	3/3/16 LOC	1,000	1,000
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/23	700	816
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/24	1,195	1,380
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	6.000%	7/1/31	2,750	3,148
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/32	1,060	1,176
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Eskaton Properties Inc.
Obligated Group)	3.000%	11/15/16	1,220	1,234
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Eskaton Properties Inc.
Obligated Group)	5.000%	11/15/35	3,250	3,490
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/20	850	979
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/22	555	660
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/23	1,000	1,178
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/24	1,265	1,477
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Odd Fellows Home)	5.000%	4/1/32	7,250	8,431
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/21	1,000	1,204
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.250%	8/1/23	1,000	1,189
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/24	960	1,129
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/25	950	1,108
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/26	2,490	2,887
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/28	900	1,033
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	6.000%	8/1/30	18,120	22,108
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/31	1,000	1,174
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/32	1,000	1,169

ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/34	1,780	2,069
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/21	275	328
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/22	355	429
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/23	375	457
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/24	400	491
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/25	510	619
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/26	685	823
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/28	1,165	1,380
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/29	1,000	1,181
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/30	1,425	1,671
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/31	500	583
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/32	525	608
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/27 (15)	750	896
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/28 (15)	1,000	1,184
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/30 (15)	1,680	1,971
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/31 (15)	1,640	1,915
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/32 (15)	3,000	3,479
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/33 (15)	2,375	2,743
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/16 (2)	4,655	4,640
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/18 (2)	300	290

Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/19 (2)	14,290	13,582
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (2)	14,065	13,079
Alameda CA Corridor Transportation Authority
Revenue	5.250%	10/1/21 (2)	2,000	2,139
Alameda CA Corridor Transportation Authority
Revenue	4.000%	3/1/22	5,500	6,427
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/22	2,190	2,684
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/23	2,160	2,672
Alameda CA Corridor Transportation Authority
Revenue	5.400%	10/1/24 (2)	3,805	4,069
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/29 (2)	30,240	17,915
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	9,110	5,105
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/32	7,000	8,221
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/33	8,415	9,851
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/34	4,640	5,417
Alameda County CA Unified School District GO	5.000%	8/1/34	2,890	3,450
Alum Rock CA Union Elementary School District
GO	5.000%	8/1/22 (15)	500	612
Alum Rock CA Union Elementary School District
GO	5.000%	8/1/23 (15)	800	990
Alum Rock CA Union Elementary School District
GO	5.000%	8/1/24 (15)	1,000	1,245
Alum Rock CA Union Elementary School District
GO	5.000%	8/1/25 (15)	1,000	1,257
Alvord CA Unified School District GO	5.900%	2/1/21 (14)	2,230	2,715
Alvord CA Unified School District GO	5.900%	2/1/24 (4)	3,865	4,675
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	4/1/17 (Prere.)	2,765	2,903
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	4/1/17 (Prere.)	2,910	3,055
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	4/1/17 (Prere.)	3,235	3,396
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	4/1/17 (Prere.)	3,405	3,575
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	10/1/21 (14)	1,660	1,741
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	10/1/22 (14)	1,750	1,831
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	10/1/24 (14)	1,940	2,028
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	10/1/25 (14)	2,045	2,138
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.250%	10/1/30	5,585	6,525
Anaheim CA Public Financing Authority
Revenue (Electric System)	4.000%	10/1/31	12,000	12,951
Bakersfield CA Wastewater Revenue	5.000%	9/15/17 (Prere.)	7,600	8,128

Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	3,100	3,113
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	300	301
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	2,455	2,466
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	11,625	11,675
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	10,000	10,043
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/17 (Prere.)	3,000	3,149
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/17 (Prere.)	3,055	3,207
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/18	2,610	2,744
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.500%	4/1/18 (Prere.)	3,875	4,267
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/19 (Prere.)	75	85
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/19 (Prere.)	11,355	12,914
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/25	6,250	7,618
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/28	5,000	6,033
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/28	5,000	6,028
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/29	7,000	8,397
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/29	8,000	9,596
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/30	16,700	19,825
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/31	4,000	4,381
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	16,125	19,070
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	7,645	9,059
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.210%	8/1/17	37,550	37,701
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	12,500	12,601
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.500%	4/2/18	9,525	9,636
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/19	4,500	4,594
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	25,000	25,613
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.710%	4/1/21	20,500	20,355
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21	34,000	35,134
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.910%	5/1/23	19,000	18,767

1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.910%	5/1/23	4,350	4,297
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.110%	4/1/24	6,100	6,052
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.020%	3/7/16	1,000	1,000
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) VRDO	0.010%	3/7/16 LOC	6,000	6,000
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/21	5,500	6,577
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/24	5,110	6,203
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/24 (4)	1,000	1,233
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/25 (4)	1,430	1,744
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/26 (4)	2,000	2,410
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/27 (4)	2,375	2,835
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/29 (4)	1,240	1,462
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/30 (4)	750	878
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/32 (4)	3,790	3,917
Brentwood CA Infrastructure Financing Authority
Water Revenue	5.000%	7/1/23	400	498
Brentwood CA Infrastructure Financing Authority
Water Revenue	5.000%	7/1/24	500	630
Brentwood CA Infrastructure Financing Authority
Water Revenue	5.000%	7/1/25	500	621
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/30	1,700	1,857
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/31	1,980	2,148
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/32	2,085	2,239
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/33	2,165	2,320
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/34	2,210	2,365
Burbank CA Redevelopment Agency Tax
Allocation Revenue	5.000%	12/1/20 (15)	1,610	1,903
Burbank CA Redevelopment Agency Tax
Allocation Revenue	5.000%	12/1/21 (15)	1,255	1,517
California County CA Tobacco Securitization
Agency Revenue	5.250%	6/1/21	10,275	10,438
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/22	1,000	1,178
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/23	1,200	1,430
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/24	3,840	4,611

California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	25,000	26,346
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	9,600	10,117
California Department of Water Resources
Power Supply Revenue	4.000%	5/1/18	1,380	1,483
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	18,385	20,151
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	1,810	1,984
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18 (Prere.)	28,585	31,278
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18 (Prere.)	2,720	2,981
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18 (Prere.)	10,485	11,473
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	19,590	22,250
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	1,215	1,380
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	23,890	27,985
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	18,250	21,378
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20 (Prere.)	3,100	3,626
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20 (Prere.)	6,715	7,855
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	6,500	7,829
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	15,000	18,067
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	11,415	12,493
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	1,900	2,217
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	20,000	21,888
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	5,395	5,897
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	31,560	38,780
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22 (4)	1,565	1,711
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	4,190	4,580
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	4,110	4,784
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22 (4)	1,000	1,093
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	6/1/18 (Prere.)	8,280	9,087
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	6/1/18 (Prere.)	4,905	5,383

California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19 (Prere.)	7,960	9,202
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19	4,350	5,043
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/20	1,250	1,492
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	1,850	2,222
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	3,455	4,150
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	3,355	4,030
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	2,905	3,489
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21	5,645	6,906
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/22	6,000	7,476
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/23	10,000	12,647
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24	9,500	12,121
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24	95	105
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/26	285	313
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/26	1,950	2,457
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/27	840	970
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/27	4,060	5,077
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/27	995	1,191
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	3,350	4,007
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/28	1,150	1,384

California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	3,530	4,208
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	8,255	9,971
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/29	1,185	1,415
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/30	2,720	3,206
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/31	3,910	4,596
1 California Department of Water Resources
Water System Revenue (Central Valley
Project) PUT	0.630%	9/1/17	10,000	10,014
1 California Department of Water Resources
Water System Revenue (Central Valley
Project) PUT	0.310%	12/1/17	17,000	16,925
California Economic Recovery GO	5.000%	7/1/16 (Prere.)	16,280	16,547
California Economic Recovery GO	5.000%	7/1/18 (ETM)	6,660	7,331
California Economic Recovery GO	5.000%	7/1/18 (ETM)	23,110	25,439
California Economic Recovery GO	5.000%	7/1/19 (Prere.)	43,745	49,957
California Economic Recovery GO	5.000%	7/1/19 (ETM)	32,330	36,841
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	16,540	19,025
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	28,845	33,179
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/19	1,085	1,185
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/20	1,040	1,163
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/21	800	911
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/22	1,190	1,377
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/23	1,800	2,105
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/24	1,900	2,241
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/25	1,035	1,231
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/26	1,000	1,284
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/27	700	891
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/30	1,750	2,164
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/31	1,875	2,304
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/32	2,000	2,441
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/33	3,590	3,932
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/34	3,350	3,657

California Educational Facilities Authority
Revenue (College of Arts & Crafts)	6.875%	6/1/16	400	405
California Educational Facilities Authority
Revenue (College of Arts)	5.000%	6/1/20	790	875
California Educational Facilities Authority
Revenue (College of Arts)	5.000%	6/1/23	1,195	1,349
California Educational Facilities Authority
Revenue (College of Arts)	5.000%	6/1/24	380	428
California Educational Facilities Authority
Revenue (College of Arts)	5.250%	6/1/30	1,125	1,243
California Educational Facilities Authority
Revenue (Occidental College)	4.000%	10/1/18	270	293
California Educational Facilities Authority
Revenue (Occidental College)	4.000%	10/1/19	200	223
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/20	290	343
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/21	145	176
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/22	125	154
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/23	130	163
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/24	340	432
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/26	260	333
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/27	250	316
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/31	1,000	1,213
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/32	1,000	1,206
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/33	1,545	1,857
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/34	2,625	3,141
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/35	3,100	3,696
California Educational Facilities Authority
Revenue (University of Southern California)	5.000%	10/1/25	5,000	6,494
California Educational Facilities Authority
Revenue (University of Southern California)	4.500%	10/1/33	6,115	6,433
2 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	0.020%	3/7/16	614	614
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/20	1,770	2,071
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/21	2,100	2,506
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/22	2,130	2,579
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/23	1,870	2,285
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/24	2,500	3,083
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/25	2,315	2,878

California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/31	1,005	1,192
California GO	4.500%	3/1/16 (Prere.)	6,410	6,412
California GO	4.500%	3/1/16 (Prere.)	4,975	4,976
California GO	5.000%	3/1/16 (Prere.)	5,535	5,536
California GO	5.000%	3/1/16 (Prere.)	1,000	1,000
California GO	4.000%	4/1/16	525	527
California GO	5.000%	9/1/16 (Prere.)	12,120	12,412
California GO	5.000%	10/1/16 (Prere.)	14,800	15,212
California GO	5.000%	10/1/16	11,875	12,208
California GO	5.000%	10/1/16	8,000	8,224
California GO	5.000%	10/1/16 (Prere.)	12,500	12,848
California GO	5.000%	12/1/16	1,200	1,243
California GO	5.000%	4/1/17	11,000	11,548
California GO	6.000%	4/1/17 (2)	680	722
1 California GO	0.760%	5/1/17	1,000	1,003
California GO	4.000%	9/1/17	1,375	1,448
California GO	5.250%	2/1/18 (14)	8,000	8,717
California GO	6.000%	2/1/18 (2)	6,240	6,893
California GO	5.000%	3/1/18	1,850	2,013
California GO	5.500%	4/1/18	29,250	32,237
1 California GO	0.910%	5/1/18	9,230	9,296
California GO	5.000%	8/1/18	1,895	1,977
California GO	5.000%	8/1/18	1,065	1,177
California GO	5.000%	9/1/18	5,200	5,765
California GO	5.000%	10/1/18	20,000	22,241
California GO	5.000%	10/1/18	14,095	15,674
California GO	2.000%	11/1/18	16,545	17,140
California GO	5.000%	2/1/19	4,715	5,299
California GO	5.500%	4/1/19	11,245	12,880
California GO	5.000%	8/1/19	35,445	40,529
California GO	5.000%	8/1/19	25,000	28,586
California GO	5.000%	10/1/19	21,000	24,146
California GO	2.000%	11/1/19	6,695	6,993
California GO	5.000%	2/1/20	2,950	3,423
California GO	5.250%	2/1/20	7,500	8,775
California GO	5.000%	3/1/20	19,535	22,730
California GO	5.000%	8/1/20	14,890	15,531
California GO	5.000%	9/1/20	9,970	11,785
California GO	5.000%	10/1/20	5,555	6,583
California GO	5.250%	10/1/20	4,500	5,197
California GO	5.000%	11/1/20	47,795	56,789
California GO	5.000%	2/1/21	2,000	2,387
California GO	5.000%	3/1/21	2,250	2,603
California GO	5.000%	4/1/21	2,240	2,685
California GO	5.500%	4/1/21	2,000	2,286
California GO	5.000%	9/1/21	13,700	16,592
California GO	5.000%	9/1/21	1,310	1,587
California GO	5.000%	9/1/21	9,800	11,869
California GO	5.000%	10/1/21	2,575	3,124
California GO	5.000%	11/1/21	2,820	3,427
California GO	5.000%	2/1/22	8,125	9,901
California GO	5.000%	2/1/22	1,185	1,444
California GO	5.000%	4/1/22	4,550	5,567
California GO	5.000%	9/1/22	12,710	15,700
California GO	5.250%	9/1/22	17,400	21,764
California GO	5.000%	10/1/22	15,000	18,563

California GO	5.000%	11/1/22	31,890	39,537
California GO	5.000%	2/1/23	15,000	18,561
California GO	5.000%	2/1/23	15,880	19,150
California GO	5.000%	9/1/23	7,000	8,629
California GO	5.000%	9/1/23	10,000	12,502
California GO	5.250%	9/1/23	2,455	2,992
California GO	5.000%	10/1/23	12,450	15,587
California GO	5.000%	10/1/23	3,135	3,925
California GO	5.000%	11/1/23	20,000	25,074
California GO	5.000%	12/1/23	7,500	8,115
California GO	5.000%	2/1/24	11,000	13,443
California GO	5.000%	3/1/24	3,000	3,447
California GO	5.000%	8/1/24	1,000	1,260
California GO	5.000%	8/1/24	10,100	10,526
California GO	5.000%	9/1/24	10,000	12,231
California GO	5.000%	9/1/24	1,000	1,261
California GO	5.000%	10/1/24	11,420	12,451
California GO	5.000%	10/1/24	8,725	11,021
California GO	5.000%	10/1/24	13,440	13,812
California GO	5.000%	11/1/24	5,000	5,866
California GO	5.000%	12/1/24	2,000	2,164
California GO	5.000%	12/1/24	15,500	19,225
California GO	5.000%	2/1/25	12,940	15,554
California GO	5.125%	3/1/25	2,100	2,285
California GO	5.000%	8/1/25	18,525	19,305
California GO	5.000%	9/1/25	1,500	1,660
California GO	5.000%	9/1/25	2,185	2,668
California GO	5.000%	9/1/25	2,110	2,591
California GO	5.000%	10/1/25	13,865	16,852
California GO	5.000%	10/1/25	8,490	9,248
California GO	5.000%	11/1/25	14,125	17,640
California GO	5.000%	11/1/25	1,500	1,757
California GO	5.000%	12/1/25	21,015	22,730
California GO	5.000%	3/1/26	5,000	5,730
California GO	5.000%	3/1/26	5,000	5,021
California GO	5.000%	4/1/26	27,480	29,902
California GO	5.000%	9/1/26	2,500	2,764
California GO	5.000%	11/1/26	7,500	8,772
California GO	5.000%	4/1/27	24,285	26,399
California GO	5.750%	4/1/27	31,455	35,957
California GO	4.500%	8/1/27	8,145	8,431
California GO	5.000%	9/1/27	5,500	6,073
California GO	5.000%	10/1/27	13,875	16,781
California GO	5.250%	10/1/27	5,000	5,987
California GO	5.750%	4/1/28	30,000	34,215
California GO	4.500%	8/1/28 (11)	3,375	3,490
California GO	5.000%	8/1/28	6,415	7,942
California GO	5.000%	9/1/28	17,500	19,297
California GO	5.250%	9/1/28	6,000	7,146
California GO	5.250%	2/1/29	2,790	3,323
California GO	5.000%	9/1/29	6,000	7,054
California GO	5.000%	9/1/29	16,000	17,622
California GO	5.000%	10/1/29	10,245	11,112
California GO	4.500%	12/1/29	2,525	2,891
California GO	5.250%	3/1/30	20,000	23,074
California GO	5.000%	5/1/30	13,870	16,676
California GO	4.500%	8/1/30	3,100	3,205

California GO	5.000%	9/1/30	10,000	11,739
California GO	5.000%	9/1/30	10,180	11,201
California GO	5.000%	9/1/30	9,100	11,120
California GO	5.250%	9/1/30	5,000	6,129
California GO	5.000%	10/1/30	5,800	7,025
California GO	5.000%	12/1/30	3,760	4,540
California GO	5.750%	4/1/31	37,030	42,087
California GO	5.000%	5/1/31	13,000	15,547
California GO	5.000%	8/1/31	10,000	12,015
California GO	5.250%	8/1/31	5,755	7,142
California GO	5.000%	10/1/31	5,500	6,627
California GO	5.000%	12/1/31	6,000	7,206
California GO	5.000%	12/1/31	6,500	7,675
California GO	5.000%	2/1/32	2,540	2,967
California GO	5.000%	8/1/32	5,000	6,016
California GO	5.250%	8/1/32	2,000	2,465
California GO	5.000%	10/1/32	23,500	28,156
California GO	4.500%	12/1/32 (14)	2,320	2,386
California GO	5.000%	12/1/32	7,000	7,491
California GO	5.000%	2/1/33	1,760	2,065
California GO	5.000%	3/1/33	3,395	4,042
California GO	6.000%	3/1/33	12,000	14,241
California GO	5.125%	4/1/33	6,550	7,099
California GO	6.500%	4/1/33	22,715	26,505
California GO	5.000%	8/1/33	1,500	1,787
California GO	5.000%	9/1/33	3,830	4,545
California GO	5.000%	12/1/33	3,120	3,650
California GO	5.000%	10/1/34	9,200	10,968
California GO	5.000%	8/1/35	10,000	11,893
California GO PUT	4.000%	12/1/16	22,925	23,140
1 California GO PUT	1.128%	12/3/18	1,000	1,006
California GO PUT	3.000%	12/1/19	52,000	55,561
2 California GO TOB VRDO	0.020%	3/7/16 (4)	5,700	5,700
California GO VRDO	0.010%	3/1/16 LOC	1,640	1,640
California GO VRDO	0.010%	3/1/16 LOC	2,060	2,060
California GO VRDO	0.010%	3/1/16 LOC	4,300	4,300
California GO VRDO	0.010%	3/1/16 LOC	4,400	4,400
California GO VRDO	0.010%	3/1/16 LOC	6,300	6,300
California GO VRDO	0.010%	3/1/16 LOC	8,300	8,300
California GO VRDO	0.010%	3/1/16 LOC	3,700	3,700
California GO VRDO	0.010%	3/1/16 LOC	10,000	10,000
California GO VRDO	0.010%	3/1/16 LOC	4,150	4,150
California GO VRDO	0.010%	3/7/16 LOC	24,550	24,550
California GO VRDO	0.010%	3/7/16 LOC	45,500	45,500
California GO VRDO	0.010%	3/7/16 LOC	15,500	15,500
California GO VRDO	0.010%	3/7/16 LOC	9,500	9,500
California GO VRDO	0.010%	3/7/16 LOC	7,600	7,600
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/25	5,700	6,862
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/26	2,000	2,389
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/33	11,000	11,513
California Health Facilities Financing Authority
Revenue (California-Nevada Methodist
Homes)	5.000%	7/1/16 (Prere.)	1,740	1,768

California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/19	215	242
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	7/1/19	1,000	1,139
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/20	4,750	5,502
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/21	3,810	4,526
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/22	8,000	9,587
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.500%	7/1/25	5,300	5,838
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/25	19,820	22,851
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/27	7,500	8,871
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/29	4,260	4,943
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) VRDO	0.100%	3/7/16 LOC	14,000	14,000
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/16	1,640	1,676
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/19	1,000	1,143
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/20	2,100	2,468
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/21	2,000	2,408
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/26	6,905	8,712
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/28	7,500	9,350
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/29	7,250	9,002
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/31	1,600	1,968
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/22	3,500	4,068
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/23	1,370	1,582
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/24	2,910	3,336
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/29	2,890	3,233
1 California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)
PUT	1.810%	7/1/17	5,255	5,306
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	6.250%	11/1/29	5,000	5,914
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	5.000%	11/1/31	2,000	2,268
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	4.000%	6/1/16	735	742
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/19	300	337

California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/21	450	530
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/22	875	1,049
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/23	760	911
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/25	310	370
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/26	805	940
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/19	800	918
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	4.000%	11/15/20	750	844
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/21	1,400	1,681
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/23	1,500	1,809
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/24	1,700	2,028
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/25	2,250	2,664
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/32	12,500	14,237
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/35	3,500	3,959
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	3.000%	2/1/19	1,235	1,315
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	4.000%	2/1/20	1,715	1,915
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/28	3,000	3,562
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/29	1,000	1,181
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/30	2,205	2,580
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/31	5,930	6,888
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/32	2,610	3,016
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/33	3,295	3,782
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/34	2,390	2,740
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/35	4,020	4,598
2 California Health Facilities Financing Authority
Revenue (Kaiser Foundation Hospitals) TOB
VRDO	0.020%	3/7/16 LOC	4,400	4,400
2 California Health Facilities Financing Authority
Revenue (Kaiser Permanente) TOB VRDO	0.120%	3/7/16 LOC	7,435	7,435
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	4.000%	8/15/19	500	555
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/21	800	967

California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/22	500	617
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	4.000%	8/15/34	1,500	1,618
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) PUT	1.450%	3/15/17	80	81
2 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) TOB VRDO	0.020%	3/7/16	1,665	1,665
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/24	850	1,042
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/25	425	516
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/26	775	932
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/18	1,320	1,468
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/19	1,500	1,669
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/19	1,000	1,149
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/20	1,800	2,049
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/21	1,020	1,180
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/21	1,000	1,212
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/22	2,250	2,634
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/22	2,400	2,970
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/24	5,000	6,008
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/25	5,000	5,951
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/17	380	402
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/18	335	367
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/20	300	348
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/21	465	552
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/22	175	211
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/24	370	456

California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/25	500	623
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/26	750	922
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/28	880	1,060
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/29	855	1,024
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/31	870	1,028
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.250%	10/1/18 (Prere.)	3,030	3,461
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.250%	10/1/18 (Prere.)	4,000	4,569
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/25	2,610	3,229
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/26	2,700	3,313
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/28	1,840	2,222
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/30	4,000	4,792
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/31	5,000	5,952
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/33	5,000	5,893
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/34	5,650	6,645
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.000%	8/15/20	500	578
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.500%	8/15/26	6,000	7,287
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.000%	8/15/31	2,865	3,324
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/17	2,515	2,694
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/18	3,000	3,330
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/25	750	882
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/27	850	990
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/28	1,175	1,364
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/32	1,000	1,148
California Health Facilities Financing Authority
Revenue (Scripps Health) VRDO	0.010%	3/7/16 LOC	3,250	3,250
California Health Facilities Financing Authority
Revenue (Scripps Health) VRDO	0.010%	3/7/16 LOC	3,400	3,400
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.000%	7/1/29	4,970	5,901

California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.500%	7/1/29	10,000	11,421
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.000%	7/1/33	6,250	7,305
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/17/17	1,250	1,341
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	12,500	14,697
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/19	2,000	2,289
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	4.000%	8/15/21	2,250	2,598
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/23	1,830	2,222
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.250%	11/15/31	2,000	2,343
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/19	2,000	2,289
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/20	2,200	2,591
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/21	1,275	1,539
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/21	500	608
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/22	1,090	1,335
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/22	200	248
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/23	300	375
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/24	400	504
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/25	400	508
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/26	4,750	5,661
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/26	400	503
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/27	400	497
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/28	500	616
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.250%	8/15/31	5,505	6,552
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	5,000	6,034
2 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.020%	3/7/16	1,300	1,300
2 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.020%	3/7/16	3,500	3,500
California Housing Finance Agency Multifamily
Housing Revenue	0.850%	8/1/16	25	25
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/22	1,400	1,741
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/23	1,800	2,269

California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/24	1,175	1,497
California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group)	5.000%	11/1/20	1,000	1,179
California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group)	5.000%	11/1/21	800	964
California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group)	5.000%	11/1/29	1,500	1,802
2 California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit) TOB VRDO	0.050%	3/1/16 (ETM)	35,455	35,455
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	5.000%	2/1/34	10,000	11,573
1 California Infrastructure & Economic
Development Bank Revenue (Index-Museum
Art Project) PUT	2.054%	8/1/18	6,000	6,143
1 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.290%	4/3/17	6,100	6,096
1 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.290%	4/1/18	1,500	1,487
1 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.290%	4/2/18	32,470	32,194
California Infrastructure & Economic
Development Bank Revenue (Los Angeles
County Museum of Natural History
Foundation) VRDO	0.010%	3/1/16 LOC	3,300	3,300
California Infrastructure & Economic
Development Bank Revenue (Pacific Gas &
Electric Co.) VRDO	0.010%	3/1/16 LOC	2,800	2,800
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/18 (14)	1,785	1,800
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/19 (14)	1,040	1,048
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/21 (14)	1,145	1,154
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.375%	2/1/29	16,610	18,489
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/21	565	658
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/23	400	478

California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/30	1,000	1,143
California Municipal Finance Authority
Multifamily Housing Revenue (Copper Square
Apartments) VRDO	0.020%	3/7/16 LOC	750	750
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/24	1,500	1,906
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/26	5,360	6,808
1 California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)
PUT	0.510%	4/2/18	6,000	5,967
California Municipal Finance Authority Revenue
(Anaheim Water System Project Revenue)	4.000%	10/1/31	3,955	4,357
California Municipal Finance Authority Revenue
(Anaheim Water System Project Revenue)	4.000%	10/1/32	4,220	4,610
California Municipal Finance Authority Revenue
(Anaheim Water System Project Revenue)	4.000%	10/1/33	4,390	4,781
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/19	1,450	1,583
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/20	1,760	1,955
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/21	1,300	1,470
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/22	1,000	1,140
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/23	1,285	1,479
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/24	1,325	1,532
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/25	1,180	1,370
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/20	2,005	2,277
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/21	1,000	1,162
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/22	1,000	1,183
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/23	1,000	1,195
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/24	500	603
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/25	650	790
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/26	700	843
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/27	600	716

California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/28	750	887
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/29	1,895	2,229
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/31	3,470	4,021
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/32	3,655	4,202
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/33	3,835	4,386
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/34	4,035	4,598
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/35	4,000	4,538
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.125%	7/1/23	1,000	1,129
1 California Municipal Finance Authority Revenue
(NorthBay Healthcare Group) PUT	2.110%	11/1/16	5,000	5,004
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/16	1,905	1,925
California Municipal Finance Authority Revenue
(University of La Verne)	4.750%	6/1/18	2,325	2,499
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/19	2,375	2,634
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.010%	3/1/16 LOC	1,400	1,400
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/16	3,785	3,890
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/18	11,625	12,754
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/19	12,200	13,850
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/20	4,180	4,879
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/20	13,000	15,289
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/21	7,375	8,839
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/21	1,375	1,660
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/22	9,425	11,506
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/22	1,500	1,845
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/23	2,350	2,927
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/24	4,250	5,332
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/24	1,925	2,418

California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/25	2,925	3,710
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/31	5,000	6,003
California Public Works Board Lease Revenue
(Department of Corrections)	5.750%	10/1/31	6,000	7,377
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/32	5,000	5,969
California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	10/1/32	5,000	6,113
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/33	5,000	5,948
California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	10/1/33	3,000	3,655
California Public Works Board Lease Revenue
(Department of General Services)	6.000%	4/1/27	5,000	5,809
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/28	5,825	6,994
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/29	8,975	10,728
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/24	400	481
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/25	1,500	1,812
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.250%	12/1/25	1,550	1,882
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/26	1,500	1,818
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/27	7,000	8,372
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/28	2,860	3,420
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/28	4,980	5,956
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/29	2,500	2,975
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/29	5,000	5,959
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/33	1,650	1,916
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	6/1/20 (ETM)	7,670	8,989
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/20 (ETM)	2,015	2,384
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/21 (ETM)	1,650	2,006
California Public Works Board Lease Revenue
(Trustees of The California State University)	5.375%	10/1/16 (14)	4,750	4,771
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/16	6,395	6,596
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/18	4,000	4,454
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/18	1,080	1,206
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	1/1/20	10,000	11,539

California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/20	4,160	4,834
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/20	5,850	6,813
California Public Works Board Lease Revenue
(Various Capital Projects)	5.250%	11/1/20	5,000	5,843
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/20	1,600	1,897
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	5,000	6,105
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (ETM)	5,400	6,594
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	2,645	3,230
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21	1,110	1,345
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21	2,965	3,592
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/22	2,670	3,254
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/22	1,500	1,848
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/22	1,195	1,475
California Public Works Board Lease Revenue
(Various Capital Projects)	5.375%	3/1/23	9,065	10,609
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/23	4,180	5,032
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/23	1,000	1,217
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/24	2,000	2,453
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/25	3,560	4,341
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/28	4,250	5,222
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/29	1,140	1,389
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/30	1,250	1,510
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	9/1/30	3,000	3,555
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/30	5,545	6,874
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	9/1/31	3,000	3,536
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/31	1,650	1,952
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/31	7,000	8,634
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/32	11,465	13,493
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/33	4,670	5,745
California State University Systemwide Revenue	5.000%	11/1/18	2,200	2,458
California State University Systemwide Revenue	5.000%	11/1/19	2,300	2,660
California State University Systemwide Revenue	5.000%	11/1/20	1,670	1,992

California State University Systemwide Revenue	5.250%	11/1/20	3,515	4,021
California State University Systemwide Revenue	5.000%	11/1/22	1,500	1,873
California State University Systemwide Revenue	5.000%	11/1/23	5,605	7,095
California State University Systemwide Revenue	5.000%	11/1/23	3,960	4,795
California State University Systemwide Revenue	5.000%	11/1/23	3,705	4,690
California State University Systemwide Revenue	5.000%	11/1/24	8,690	9,481
California State University Systemwide Revenue	5.000%	11/1/24	2,915	3,497
California State University Systemwide Revenue	5.000%	11/1/24	4,505	5,765
California State University Systemwide Revenue	5.000%	11/1/25	11,820	12,896
California State University Systemwide Revenue	5.000%	11/1/26	12,530	13,670
California State University Systemwide Revenue	5.000%	11/1/27	5,000	5,455
California State University Systemwide Revenue	5.000%	11/1/27	5,740	6,829
California State University Systemwide Revenue	5.000%	11/1/27	2,000	2,521
California State University Systemwide Revenue	5.000%	11/1/28	5,000	6,156
California State University Systemwide Revenue	5.000%	11/1/28	2,610	3,266
California State University Systemwide Revenue	4.000%	11/1/29	3,900	4,301
California State University Systemwide Revenue	5.000%	11/1/30 (4)	7,660	8,323
California State University Systemwide Revenue	5.000%	11/1/30	2,920	3,606
California State University Systemwide Revenue	5.000%	11/1/31	8,900	10,702
California State University Systemwide Revenue	5.000%	11/1/31	10,080	12,330
California State University Systemwide Revenue	5.000%	11/1/32	12,895	15,649
California State University Systemwide Revenue	5.000%	11/1/33	5,775	6,975
California State University Systemwide Revenue	5.000%	11/1/34	5,000	5,922
California State University Systemwide Revenue	5.250%	11/1/34	5,000	5,647
California State University Systemwide Revenue	5.000%	11/1/35	5,975	7,046
California State University Systemwide Revenue	5.000%	11/1/35	13,205	15,812
California Statewide Communities Development
Authority Health Facility Revenue (Catholic
Healthcare West)	5.500%	7/1/31	6,320	6,695
California Statewide Communities Development
Authority Pollution Control Revenue (Southern
California Edison Co.) PUT	1.375%	4/2/18	2,500	2,519
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.000%	11/1/19	725	780
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.000%	11/1/24	1,000	1,086
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.000%	11/1/29	1,650	1,732
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.000%	11/1/34	3,700	3,810
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	2.000%	3/1/16	625	625
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	3.000%	3/1/17	350	358
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	3.000%	3/1/18	450	468
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	4.000%	3/1/19	500	543
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	4.000%	3/1/20	750	829

California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/22	1,500	1,799
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/23	1,500	1,821
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/24	1,000	1,227
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/25	765	949
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/26	1,500	1,878
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/29	4,550	5,574
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/32	5,000	5,964
California Statewide Communities Development
Authority Revenue (American Baptist Homes)	2.100%	10/1/19	5,455	5,458
California Statewide Communities Development
Authority Revenue (American Baptist Homes)	2.400%	10/1/20	1,450	1,451
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/18	275	304
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/19 (4)	250	286
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/20 (4)	210	247
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/21 (4)	200	239
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/22 (4)	200	243
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/23 (4)	400	490
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/24 (4)	500	618
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/27 (4)	855	1,025
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/28 (4)	900	1,070
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/34 (4)	2,500	2,897

California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	3.000%	11/1/16	750	763
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	3.000%	11/1/17	750	779
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	4.000%	11/1/18	245	266
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	4.000%	11/1/19	375	416
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/20	100	117
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	4.000%	11/1/21	345	395
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/22	375	460
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/23	275	342
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/24	300	374
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/25	355	438
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/26	325	397
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/27	750	909
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/28	1,310	1,577
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/29	700	839
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/30	1,010	1,205
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.250%	11/1/30	11,500	13,148
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/31	1,000	1,187
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/32	1,690	1,997
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System - St. Francis Medical Center)	5.250%	7/1/22	4,130	4,078

California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System - St. Francis Medical Center)	5.500%	7/1/25	1,535	1,514
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System)	5.500%	7/1/24	10,865	10,879
California Statewide Communities Development
Authority Revenue (Enloe Medical Center)	5.000%	8/15/28	3,455	4,276
California Statewide Communities Development
Authority Revenue (Enloe Medical Center)	5.000%	8/15/30	2,500	3,065
California Statewide Communities Development
Authority Revenue (Enloe Medical Center)	5.000%	8/15/31	4,020	4,893
California Statewide Communities Development
Authority Revenue (Enloe Medical Center)	5.000%	8/15/33	4,000	4,814
California Statewide Communities Development
Authority Revenue (Enloe Medical Center)	5.000%	8/15/34	4,795	5,757
California Statewide Communities Development
Authority Revenue (Enloe Medical Center)	5.000%	8/15/35	1,000	1,196
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/18	610	663
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/27	500	569
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/32	680	748
California Statewide Communities Development
Authority Revenue (Eskaton Properties Inc.
Obligated Group)	5.250%	11/15/34	4,350	4,747
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/18	1,035	1,039
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/18	500	549
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/19	500	566
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/20	325	376
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/21	275	324
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/22	250	300
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/23	650	789
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/24	750	919
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/25	800	963

California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/26	1,000	1,194
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/27	2,000	2,368
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/28	3,000	3,528
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/29	3,000	3,512
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/30	4,565	5,314
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/31	4,000	4,625
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/32	3,790	4,361
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/33	2,500	2,866
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/34	2,000	2,288
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/19	3,190	3,602
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.250%	8/1/31	10,000	10,166
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	5.000%	5/1/17	6,000	6,315
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.010%	3/7/16	11,340	11,340
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.010%	3/7/16	12,580	12,580
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.010%	3/7/16	2,000	2,000
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.020%	3/7/16	1,500	1,500
California Statewide Communities Development
Authority Revenue (Lodi Memorial Hospital)	5.000%	12/1/22	8,000	8,577
California Statewide Communities Development
Authority Revenue (Lodi Memorial Hospital)	5.000%	12/1/27	8,975	9,611
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center Obligated Group)	5.250%	12/1/29	4,000	4,550
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center Obligated Group)	5.250%	12/1/34	4,500	5,007

California Statewide Communities Development
Authority Revenue (Rudy Children's Hospital -
San Diego)	5.000%	8/15/20 (14)	2,440	2,493
California Statewide Communities Development
Authority Revenue (Rudy Children's Hospital -
San Diego)	5.000%	8/15/23 (14)	5,285	5,397
California Statewide Communities Development
Authority Revenue (St. Joseph Health
System)	4.500%	7/1/18 (4)	5,780	6,030
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/19	530	607
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/20	500	590
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/22	1,050	1,295
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.250%	8/15/31	7,500	8,725
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/32	11,820	13,873
2 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.010%	3/7/16	35,963	35,963
California Statewide Communities Development
Authority Senior Living Health Facility
Revenue (Los Angeles Jewish Home for the
Aging)	2.500%	8/1/20	1,170	1,182
California Statewide Communities Development
Authority Senior Living Health Facility
Revenue (Los Angeles Jewish Home for the
Aging)	3.000%	8/1/21	2,600	2,633
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	7.000%	11/15/29	2,000	2,339
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/17	1,800	1,887
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.500%	5/15/26	5,000	5,414
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.125%	5/15/31	7,000	7,936
Capistrano CA Unified School District Special
Tax Revenue	5.000%	9/1/17	1,500	1,593
Capistrano CA Unified School District Special
Tax Revenue	5.000%	9/1/18 (15)	2,000	2,190
Capistrano CA Unified School District Special
Tax Revenue	5.000%	9/1/19 (15)	2,080	2,338
Capistrano CA Unified School District Special
Tax Revenue	5.000%	9/1/21 (15)	5,225	5,840
Capistrano CA Unified School District Special
Tax Revenue	4.000%	9/1/22 (15)	6,020	6,450
Capistrano CA Unified School District Special
Tax Revenue	4.000%	9/1/24 (15)	6,860	7,270

Carson CA Redevelopment Agency Tax
Allocation Revenue (Carson Merged &
Amended Project Area)	5.000%	10/1/22	1,130	1,359
Carson CA Redevelopment Agency Tax
Allocation Revenue (Carson Merged &
Amended Project Area)	5.000%	10/1/23	1,170	1,423
Carson CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment Project
Area No. 1)	5.000%	10/1/19 (4)	800	905
Carson CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment Project
Area No. 1)	5.000%	10/1/20 (4)	785	910
Carson CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment Project
Area No. 1)	5.000%	10/1/21 (4)	850	1,004
Carson CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment Project
Area No. 1)	5.000%	10/1/22 (4)	600	720
Castro Valley CA Unified School District GO	3.000%	8/1/16	1,000	1,012
Castro Valley CA Unified School District GO	4.000%	8/1/17	500	525
Castro Valley CA Unified School District GO	4.000%	8/1/18	400	433
2 Central Basin Municipal Water District California
COP TOB VRDO	0.020%	3/7/16 (4)	7,500	7,500
Central CA Unified School District GO	5.500%	8/1/29 (12)	3,000	3,404
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.000%	7/1/17	1,000	1,058
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.000%	7/1/19	765	868
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.250%	7/1/20	1,025	1,206
Cerritos CA Community College District GO	0.000%	8/1/20	500	470
Cerritos CA Community College District GO	0.000%	8/1/22	500	445
Cerritos CA Community College District GO	0.000%	8/1/23	500	427
Cerritos CA Community College District GO	4.000%	8/1/30	3,480	3,852
Cerritos CA Community College District GO	4.000%	8/1/32	2,260	2,460
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/23	2,225	2,763
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/27	2,500	2,983
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/30	7,500	8,804
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/31	7,500	8,757
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/32	13,000	15,093
Chaffey CA Community College District GO	5.000%	6/1/32	5,000	5,972
Chaffey CA Union High School District GO	0.000%	8/1/20	400	374
Chaffey CA Union High School District GO	0.000%	8/1/21	500	456
Chaffey CA Union High School District GO	0.000%	8/1/22	500	438
Chaffey CA Union High School District GO	0.000%	8/1/23	600	503
Chaffey CA Union High School District GO	0.000%	8/1/24	500	402
Chaffey CA Union High School District GO	0.000%	8/1/25	655	490
Chaffey CA Union High School District GO	0.000%	8/1/26	1,430	1,019
Chaffey CA Union High School District GO	0.000%	8/1/28	2,000	1,283

Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/24 (4)	675	822
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/25 (4)	1,000	1,224
Chino CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/20 (15)	625	733
Chino CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/27 (15)	1,195	1,426
Chino CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/30 (15)	1,170	1,370
Chula Vista CA Industrial Development Revenue
(San Diego Gas & Electric Co.)	1.650%	7/1/18	6,245	6,251
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	2.000%	9/1/16	670	675
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	4.000%	9/1/17	700	733
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/18	1,165	1,283
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/19	2,265	2,575
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/20	1,185	1,380
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/21	2,500	2,972
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/23	2,615	3,091
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.250%	9/1/24	3,225	3,866
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/25	3,495	4,217
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/26	3,685	4,418
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/27	970	1,153
Citrus CA Community College District GO	0.000%	8/1/33	1,000	784
Citrus CA Community College District GO	0.000%	8/1/35	3,150	2,433
Clovis CA Unified School District GO	0.000%	8/1/18 (14)	3,645	3,564
Coast CA Community College District GO	0.000%	8/1/33	8,000	4,026
Coast CA Community College District GO	5.000%	8/1/33	3,000	3,640
Colton CA Joint Unified School District GO	4.000%	8/1/16 (4)	1,000	1,016
Colton CA Joint Unified School District GO	5.000%	8/1/23 (4)	765	942
Colton CA Joint Unified School District GO	5.000%	8/1/25 (4)	1,000	1,213
Colton CA Public Financing Authority Electric
Revenue	5.000%	4/1/23	2,065	2,469
Colton CA Public Financing Authority Electric
Revenue	5.000%	4/1/24	1,665	1,973
Colton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	2.000%	8/1/16	1,240	1,248
Colton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	4.000%	8/1/18	1,000	1,069
Colton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	8/1/19	1,040	1,167
Colton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	8/1/20 (15)	1,230	1,420
Colton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	8/1/22 (15)	1,215	1,450
Conejo Valley CA Unified School District GO	0.000%	8/1/21 (4)	2,000	1,826

Conejo Valley CA Unified School District GO	0.000%	8/1/22 (4)	2,750	2,433
Conejo Valley CA Unified School District GO	0.000%	8/1/23 (4)	2,500	2,137
Conejo Valley CA Unified School District GO	0.000%	8/1/24 (4)	3,000	2,484
Conejo Valley CA Unified School District GO	0.000%	8/1/25 (4)	3,380	2,631
Conejo Valley CA Unified School District GO	0.000%	8/1/26 (4)	3,500	2,578
Conejo Valley CA Unified School District GO	0.000%	8/1/27 (4)	3,000	2,073
Conejo Valley CA Unified School District GO	0.000%	8/1/28 (4)	2,290	1,488
Contra Costa CA Community College District
GO	5.000%	8/1/24	4,140	5,092
Contra Costa CA Community College District
GO	5.000%	8/1/32	3,000	3,602
Contra Costa CA Community College District
GO	5.000%	8/1/33	4,000	4,787
Contra Costa CA Municipal Water District
Revenue	3.000%	10/1/19	10,000	10,780
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/20 (Prere.)	1,080	1,255
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/32	1,600	1,883
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/33	1,800	2,108
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/17 (Prere.)	5,195	5,492
Contra Costa County CA Public Financing
Authority Lease Revenue	3.000%	6/1/20	1,000	1,081
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/20	800	931
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/21	700	834
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/22	600	724
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/22 (14)	10,105	10,642
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/23	1,130	1,382
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/23	2,335	2,856
Corona-Norco CA School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/21	500	588
Corona-Norco CA School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/23	500	603
Corona-Norco CA Unified School District GO	0.000%	8/1/20 (12)	1,825	1,709
Corona-Norco CA Unified School District GO	0.000%	8/1/21 (12)	2,010	1,845
Corona-Norco CA Unified School District GO	0.000%	8/1/22 (12)	1,700	1,512
Corona-Norco CA Unified School District GO	0.000%	8/1/23 (12)	1,000	861
Corona-Norco CA Unified School District GO	0.000%	8/1/25 (12)	1,325	1,062
Corona-Norco CA Unified School District GO	0.000%	8/1/26 (12)	1,530	1,174
Corona-Norco CA Unified School District GO	0.000%	8/1/27 (12)	1,500	1,092
Corona-Norco CA Unified School District GO	0.000%	8/1/28 (12)	1,290	897
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/23	1,145	1,382
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/24	1,325	1,583

Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/25	2,525	2,966
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/27	1,000	1,157
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/28	1,590	1,826
Culver City CA Redevelopment Agency Tax
Allocation Revenue	5.375%	11/1/16 (4)	740	743
Cupertino CA Union School District GO	5.000%	8/1/25	3,235	4,045
3 Cupertino CA Union School District GO	5.000%	8/1/32	480	591
3 Cupertino CA Union School District GO	5.000%	8/1/33	545	669
3 Cupertino CA Union School District GO	5.000%	8/1/34	245	299
Del Mar CA Race Track Authority Revenue	4.000%	10/1/21	1,380	1,493
Del Mar CA Race Track Authority Revenue	5.000%	10/1/24	1,585	1,802
Del Mar CA Race Track Authority Revenue	5.000%	10/1/26	1,745	1,949
Del Mar CA Race Track Authority Revenue	5.000%	10/1/27	1,835	2,038
Del Mar CA Race Track Authority Revenue	5.000%	10/1/29	1,010	1,110
Del Mar CA Race Track Authority Revenue	5.000%	10/1/35	1,665	1,813
Desert CA Community College District GO	4.000%	8/1/19	1,500	1,663
Desert CA Community College District GO	5.000%	8/1/20	1,760	2,071
2 Desert CA Community College District GO TOB
VRDO	0.030%	3/7/16	6,500	6,500
East Bay CA Municipal Utility District Waste
Water System Revenue	5.000%	6/1/35	8,455	10,137
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/25	6,265	8,059
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/28	5,300	6,932
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/30	2,005	2,321
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/31	3,975	4,884
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/31	16,020	18,509
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/32	4,015	4,895
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/33	4,280	5,199
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/34	1,855	2,243
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/35	3,050	3,674
East Bay CA Regional Park District Revenue	5.000%	9/1/28	4,415	5,011
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/29	6,000	7,282
3 Eastern California Municipal Water District
Water & Sewer	4.000%	7/1/18	2,000	2,154
3 Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/19	2,030	2,310
3 Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/20	2,500	2,936
3 Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/21	1,500	1,809

3	Eastern California Municipal Water District
	Water & Sewer	5.000%	7/1/22	1,000	1,233
3	Eastern California Municipal Water District
	Water & Sewer	5.000%	7/1/23	1,500	1,877
3	Eastern California Municipal Water District
	Water & Sewer	5.000%	7/1/24	1,000	1,266
3	Eastern California Municipal Water District
	Water & Sewer	5.000%	7/1/25	1,000	1,283
3	Eastern California Municipal Water District
	Water & Sewer	5.000%	7/1/26	1,000	1,291
3	Eastern California Municipal Water District
	Water & Sewer	5.000%	7/1/27	2,445	3,112
3	Eastern California Municipal Water District
	Water & Sewer	5.000%	7/1/28	1,875	2,368
3	Eastern California Municipal Water District
	Water & Sewer	5.000%	7/1/29	3,620	4,537
3	Eastern California Municipal Water District
	Water & Sewer	5.000%	7/1/30	3,735	4,646
3	Eastern California Municipal Water District
	Water & Sewer	5.000%	7/1/31	3,000	3,704
3	Eastern California Municipal Water District
	Water & Sewer	5.000%	7/1/32	2,500	3,064
3	Eastern California Municipal Water District
	Water & Sewer	5.000%	7/1/33	3,750	4,573
3	Eastern California Municipal Water District
	Water & Sewer	5.000%	7/1/34	4,720	5,732
3	Eastern California Municipal Water District
	Water & Sewer	5.000%	7/1/35	4,970	6,006
3	Eastern California Municipal Water District
	Water & Sewer	5.000%	7/1/36	2,310	2,780
	Eastern California Municipal Water District
	Water & Sewer COP	5.000%	7/1/26	5,245	5,746
	Eastern California Municipal Water District
	Water & Sewer COP	5.000%	7/1/27	6,220	6,814
	Eastern California Municipal Water District
	Water & Sewer COP	5.000%	7/1/28	1,000	1,096
	Eastern California Municipal Water District
	Water & Wastewater Revenue VRDO	0.010%	3/1/16	11,000	11,000
	Eastern California Municipal Water District
	Water & Wastewater Revenue VRDO	0.010%	3/7/16	2,100	2,100
[1,2] Eaton Vance California Municipal Bond Fund II		0.860%	7/1/19	8,300	8,297
	El Camino CA Community College District GO	0.000%	8/1/29	8,065	5,323
	El Camino CA Community College District GO	0.000%	8/1/32	10,000	5,730
	El Camino CA Community College District GO	0.000%	8/1/33	3,500	1,925
	El Camino CA Community College District GO	5.000%	8/1/34	1,100	1,344
	El Camino CA Community College District GO	5.000%	8/1/35	1,230	1,497
	El Camino CA Community College District GO	5.000%	8/1/36	1,400	1,696
	El Dorado CA Irrigation District Revenue	4.500%	3/1/19 (4)	2,000	2,212
	El Dorado CA Irrigation District Revenue	4.750%	3/1/20 (4)	1,500	1,715
	El Dorado CA Irrigation District Revenue	5.000%	3/1/21 (4)	2,280	2,700
	El Dorado CA Irrigation District Revenue	5.000%	3/1/28 (4)	1,500	1,798
	El Dorado CA Irrigation District Revenue	5.000%	3/1/34 (4)	5,460	6,384
	El Dorado County CA Community Facilities
	District No. 92-1 Special Tax Revenue	5.000%	9/1/21	2,000	2,350
	Elk Grove CA Finance Authority Special Tax
	Revenue	3.000%	9/1/18	425	446

Elk Grove CA Finance Authority Special Tax
Revenue	4.000%	9/1/19	655	718
Elk Grove CA Finance Authority Special Tax
Revenue	4.000%	9/1/20	560	624
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/21	450	532
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/22	425	508
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/33 (15)	2,000	2,323
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/34 (15)	3,970	4,583
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/35 (15)	3,735	4,289
Encinitas CA Community Facilities District No. 1
Special Tax Revenue	5.000%	9/1/28	1,000	1,134
Encinitas CA Community Facilities District No. 1
Special Tax Revenue	5.000%	9/1/29	800	905
Escondido CA GO	5.000%	9/1/22	755	929
Escondido CA GO	5.000%	9/1/23	2,030	2,537
Escondido CA GO	5.000%	9/1/24	825	1,046
Escondido CA GO	5.000%	9/1/25	1,000	1,282
3 Evergreen CA School District Election GO	3.000%	8/1/17	1,500	1,554
3 Evergreen CA School District Election GO	4.000%	8/1/34	1,070	1,176
3 Evergreen CA School District Election GO	4.000%	8/1/36	1,870	2,042
Fontana CA Community Facilities District No. 22
Special Tax Revenue (Sierra Hills South)	5.000%	9/1/26	1,725	2,028
Fontana CA Community Facilities District No. 22
Special Tax Revenue (Sierra Hills South)	5.000%	9/1/27	1,810	2,129
Fontana CA Community Facilities District No. 22
Special Tax Revenue (Sierra Hills South)	5.000%	9/1/28	1,900	2,227
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/21 (2)	3,335	3,348
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/23 (2)	2,875	2,886
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/24 (2)	3,575	3,589
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/26 (2)	4,480	4,497
Fontana CA Unified School District GO	5.250%	8/1/26 (4)	4,350	4,806
Foothill-De Anza CA Community College District
GO	4.500%	8/1/17 (Prere.)	2,600	2,749
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/20 (4)	3,930	3,680
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/21 (4)	4,115	3,751
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/22 (4)	12,255	10,811
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/23 (4)	16,430	13,930
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/24 (4)	1,880	1,537
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/25	2,130	1,671
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/26	3,000	2,389

Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/27	5,000	4,019
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/31 (4)	1,000	855
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.250%	1/15/33	5,000	5,919
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.000%	1/15/18	505	530
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.000%	1/15/20	22,880	25,247
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.500%	1/15/23	25,000	29,801
Fremont CA Unified School District GO	5.000%	8/1/18	2,325	2,577
Fremont CA Unified School District GO	5.000%	8/1/19	2,400	2,756
Fremont CA Unified School District GO	5.000%	8/1/20	2,275	2,698
Fremont CA Unified School District GO	4.000%	8/1/29	1,070	1,195
Fremont CA Unified School District GO	4.000%	8/1/30	1,415	1,566
Fremont CA Unified School District GO	4.000%	8/1/31	1,790	1,964
Fremont CA Unified School District GO	4.000%	8/1/32	2,195	2,390
Fremont CA Unified School District GO	4.000%	8/1/33	2,630	2,853
Fremont CA Unified School District GO	4.000%	8/1/34	3,105	3,354
Fremont CA Union High School District GO	4.000%	8/1/32	1,000	1,099
Fremont CA Union High School District GO	4.000%	8/1/34	2,085	2,268
Fresno CA Sewer Revenue	5.000%	9/1/24 (12)	830	917
Fullerton CA Community Facilities District No. 1
Special Tax Revenue (Amerige Heights)	5.000%	9/1/26	1,000	1,151
Fullerton CA Community Facilities District No. 1
Special Tax Revenue (Amerige Heights)	5.000%	9/1/32	1,600	1,783
Gavilan CA Joint Community College District
GO	5.000%	8/1/32	4,200	5,080
Gilroy CA School Facilities Finance Authority
Revenue	5.000%	8/1/33	2,400	2,764
3 Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	4.000%	12/1/22 (15)	1,555	1,787
3 Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	4.000%	12/1/23 (15)	2,310	2,668
3 Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	5.000%	12/1/24 (15)	1,400	1,732
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/16	3,000	3,033
Golden State Tobacco Securitization Corp.
California Revenue	3.000%	6/1/17	2,000	2,062
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/17	610	644
Golden State Tobacco Securitization Corp.
California Revenue	4.000%	6/1/18	4,000	4,295
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/19	1,500	1,700
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/20	1,750	2,037
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/21	1,000	1,194
Golden State Tobacco Securitization Corp.
California Revenue	4.550%	6/1/22 (4)	470	504

Golden State Tobacco Securitization Corp.
California Revenue	4.000%	6/1/31	3,700	3,954
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/33	7,000	8,241
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/33	2,185	2,062
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/34	11,000	12,882
Golden State Tobacco Securitization Corp.
California Revenue	4.000%	6/1/35	1,170	1,211
2 Golden State Tobacco Securitization Corp.
California Revenue TOB VRDO	0.160%	3/7/16 LOC	10,705	10,705
Grossmont CA Union High School District GO	5.000%	8/1/22	1,250	1,535
Grossmont CA Union High School District GO	0.000%	2/1/25 (4)	1,400	1,085
Grossmont CA Union High School District GO	0.000%	8/1/26 (4)	2,040	1,474
Grossmont CA Union High School District GO	0.000%	8/1/27 (4)	2,825	1,932
Grossmont CA Union High School District GO	0.000%	8/1/28 (4)	2,905	1,871
Grossmont CA Union High School District GO	0.000%	8/1/28	3,210	2,194
Grossmont CA Union High School District GO	0.000%	8/1/29	6,965	4,524
Grossmont CA Union High School District GO	4.000%	8/1/33	10,000	10,936
Grossmont-Cuyamaca CA Community College
District GO	5.000%	8/1/22 (12)	5,480	6,055
Grossmont-Cuyamaca CA Community College
District GO	5.000%	8/1/23 (12)	5,000	5,513
Grossmont-Cuyamaca CA Community College
District GO	0.000%	8/1/25 (12)	14,010	11,174
Grossmont-Cuyamaca CA Community College
District GO	0.000%	8/1/28 (12)	21,875	15,442
Hartnell CA Community College GO	5.000%	8/1/21	500	605
Hartnell CA Community College GO	5.000%	8/1/22	500	617
Hayward CA Unified School District GO	5.000%	8/1/30 (4)	3,465	4,073
Hayward CA Unified School District GO	5.000%	8/1/30 (4)	4,930	5,795
Hayward CA Unified School District GO	5.000%	8/1/31 (4)	1,500	1,753
Hayward CA Unified School District GO	5.000%	8/1/32 (4)	4,240	4,922
Hayward CA Unified School District GO	5.000%	8/1/32 (4)	1,700	1,955
Hayward CA Unified School District GO	5.000%	8/1/33 (4)	3,045	3,522
Hayward CA Unified School District GO	5.000%	8/1/33 (4)	6,130	7,091
Hemet CA Unified School District Financing
Authority Special Tax Revenue	2.000%	9/1/16	250	251
Hemet CA Unified School District Financing
Authority Special Tax Revenue	3.000%	9/1/17	250	256
Hemet CA Unified School District Financing
Authority Special Tax Revenue	4.000%	9/1/18	280	297
Hemet CA Unified School District Financing
Authority Special Tax Revenue	4.000%	9/1/19	350	377
Hemet CA Unified School District Financing
Authority Special Tax Revenue	4.000%	9/1/20	250	272
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/21	175	203
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/22	500	586
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/23	500	591
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/24	615	731
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/25	385	456

Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/27	950	1,110
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/29	1,255	1,447
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/32	550	627
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/33	580	659
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/34	360	407
Hollister CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	10/1/27 (15)	1,000	1,196
Hollister CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	10/1/28 (15)	1,235	1,466
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/20	1,000	1,185
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/22	525	648
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/24	670	849
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/26	1,500	1,732
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/27	500	631
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/28	600	749
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/31	3,000	3,673
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	9/1/18 (4)	1,000	1,073
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	9/1/19 (4)	1,225	1,343
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/20 (4)	1,285	1,489
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/21 (4)	1,615	1,913
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/22 (4)	1,195	1,435
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/23 (4)	750	911
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/24 (4)	610	748
Irvine CA Public Facilities & Infrastructure
Authority Assessment Revenue VRDO	0.010%	3/1/16 LOC	2,100	2,100
Irvine CA Ranch Water District Revenue VRDO	0.010%	3/1/16 LOC	2,800	2,800
Irvine CA Ranch Water District Revenue VRDO	0.010%	3/1/16 LOC	2,100	2,100
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/18	1,350	1,451
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/19	2,000	2,199
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/20	2,425	2,711
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/21	1,750	1,984
Irvine CA Reassessment District No. 12-1
Improvement Revenue	5.000%	9/2/23	400	474
Irvine CA Reassessment District No. 13-1
Improvement Revenue	5.000%	9/2/20	350	406
Irvine CA Reassessment District No. 13-1
Improvement Revenue	5.000%	9/2/22	1,125	1,356
Irvine CA Reassessment District No. 15-1
Improvement Revenue	5.000%	9/2/22	1,000	1,193
Irvine CA Reassessment District No. 15-2
Improvement Revenue	2.000%	9/2/16	300	302

Irvine CA Reassessment District No. 15-2
Improvement Revenue	3.000%	9/2/17	400	413
Irvine CA Reassessment District No. 15-2
Improvement Revenue	4.000%	9/2/18	500	535
Irvine CA Reassessment District No. 15-2
Improvement Revenue	4.000%	9/2/20	750	821
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/21	675	778
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/22	650	753
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/23	800	935
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/24	850	1,000
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/25	450	532
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/26	800	941
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue VRDO	0.010%	3/1/16 LOC	1,375	1,375
Jefferson CA Union High School District GO	4.000%	8/1/18 (15)	750	808
Jefferson CA Union High School District GO	5.000%	8/1/19 (15)	625	711
Jefferson CA Union High School District GO	5.000%	8/1/20 (15)	500	585
Jefferson CA Union High School District GO	5.000%	8/1/21 (15)	500	600
Jefferson CA Union High School District GO	5.000%	8/1/22 (15)	700	853
Jefferson CA Union High School District GO	5.000%	8/1/23 (15)	1,000	1,230
Jefferson CA Union High School District GO	5.000%	8/1/24 (15)	875	1,088
Jefferson CA Union High School District GO	5.000%	8/1/25 (15)	860	1,076
Jurupa CA Public Financing Authority Special
Tax Revenue	4.000%	9/1/18	770	825
Jurupa CA Public Financing Authority Special
Tax Revenue	4.000%	9/1/19	1,095	1,197
Jurupa CA Public Financing Authority Special
Tax Revenue	4.000%	9/1/20	1,385	1,539
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/21	500	592
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/22	1,535	1,847
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/23	1,365	1,663
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/24	620	762
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/25	1,725	2,139
Kaweah CA Delta Health Care District Revenue	4.000%	6/1/16	2,500	2,521
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/17	1,110	1,162
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/18	3,255	3,506
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/19	3,415	3,773
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/20	1,585	1,789
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/21	3,755	4,316
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/22	3,950	4,604
Kaweah CA Delta Health Care District Revenue	4.000%	6/1/36	4,930	5,072
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/23	750	903
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/24	1,250	1,480

La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/25	1,250	1,469
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/28	1,000	1,198
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/29	1,000	1,192
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/30	1,500	1,697
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/31	2,095	2,358
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/32	1,515	1,774
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/34	1,050	1,220
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/23	300	347
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/24	310	355
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/25	550	625
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/29	750	833
Lee Lake CA Public Financing Authority
Revenue	5.000%	9/1/21	1,810	2,119
Lee Lake CA Public Financing Authority
Revenue	5.000%	9/1/23	2,190	2,623
Livermore CA Redevelopment Agency Multi-
Family Housing Revenue (Livermore
Independent Senior Apartments) VRDO	0.010%	3/7/16 LOC	4,940	4,940
Long Beach CA Community College District GO	0.000%	6/1/29 (ETM)	960	708
Long Beach CA Community College District GO	0.000%	6/1/29 (4)	5,420	3,725
Long Beach CA Finance Authority Lease
Revenue	6.000%	11/1/17 (2)	1,210	1,249
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/19	415	464
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/20	3,255	3,700
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/21	500	579
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/22	260	303
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.000%	11/15/24	7,905	9,235
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	1.824%	11/15/25	16,845	16,162
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	1.844%	11/15/26	10,025	9,503
Long Beach CA Harbor Revenue	5.000%	5/15/33	1,000	1,202
Long Beach CA Harbor Revenue	5.000%	5/15/34	2,000	2,394
Long Beach CA Harbor Revenue	5.000%	5/15/35	2,825	3,367
Long Beach CA Unified School District GO	0.000%	8/1/27	2,500	1,752
Long Beach CA Unified School District GO	5.000%	8/1/30	5,000	5,998
Los Angeles CA Community College District GO	5.000%	8/1/16 (Prere.)	15,250	15,558
Los Angeles CA Community College District GO	5.000%	8/1/17 (Prere.)	5,000	5,322
Los Angeles CA Community College District GO	5.000%	8/1/17 (Prere.)	2,065	2,198
4 Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	4,255	4,698
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	45	50
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	5	6
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	6,500	7,176
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	5,000	5,520
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	35	39

Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	4,250	4,692
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	20	22
Los Angeles CA Community College District GO	5.000%	8/1/19 (Prere.)	6,960	7,954
Los Angeles CA Community College District GO	5.500%	8/1/19 (Prere.)	5,000	5,798
Los Angeles CA Community College District GO	6.000%	8/1/19 (Prere.)	10,000	11,765
Los Angeles CA Community College District GO	5.000%	8/1/22	3,000	3,706
Los Angeles CA Community College District GO	5.000%	8/1/24	12,420	15,826
Los Angeles CA Community College District GO	5.000%	8/1/24	4,735	6,034
Los Angeles CA Community College District GO	5.000%	8/1/25	10,910	14,089
Los Angeles CA Community College District GO	5.000%	8/1/27	22,535	28,160
Los Angeles CA Community College District GO	5.000%	8/1/28	23,990	29,658
Los Angeles CA Community College District GO	5.000%	8/1/29	6,000	7,378
Los Angeles CA Community College District GO	4.000%	8/1/30	4,045	4,513
Los Angeles CA Community College District GO	4.000%	8/1/30	1,000	1,112
Los Angeles CA Community College District GO	5.000%	8/1/30	7,000	8,553
Los Angeles CA Community College District GO	4.000%	8/1/31	6,145	6,783
Los Angeles CA Community College District GO	4.000%	8/1/31	4,320	4,799
Los Angeles CA Community College District GO	5.000%	8/1/31	20,000	24,301
Los Angeles CA Community College District GO	4.000%	8/1/32	5,205	5,740
Los Angeles CA Community College District GO	4.000%	8/1/32	14,500	15,992
Los Angeles CA Community College District GO	4.000%	8/1/33	19,215	21,100
2 Los Angeles CA Community College District GO
TOB VRDO	0.010%	3/7/16	2,800	2,800
Los Angeles CA Community Facilities District
No.4 Special Tax Revenue (Playa Vista -
Phase 1)	5.000%	9/1/23	800	965
Los Angeles CA Community Facilities District
No.4 Special Tax Revenue (Playa Vista -
Phase 1)	5.000%	9/1/24	1,000	1,218
Los Angeles CA Community Facilities District
No.4 Special Tax Revenue (Playa Vista -
Phase 1)	5.000%	9/1/25	1,500	1,800
Los Angeles CA Community Facilities District
No.4 Special Tax Revenue (Playa Vista -
Phase 1)	5.000%	9/1/26	1,200	1,423
Los Angeles CA Community Facilities District
No.4 Special Tax Revenue (Playa Vista -
Phase 1)	5.000%	9/1/27	2,000	2,351
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/18 (Prere.)	4,000	4,383
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/18 (Prere.)	3,000	3,304
Los Angeles CA Department of Airports
International Airport Revenue	4.500%	5/15/19	1,305	1,464
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/21	1,145	1,370
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/22	1,000	1,228
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/23	1,420	1,736
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/23	950	1,173
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/24	1,700	2,057
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/25	1,500	1,808

Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/25	1,300	1,631
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/26	5,500	6,425
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/26	1,500	1,884
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/27	2,000	2,480
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/28	2,000	2,457
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/28	10,000	11,735
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	4,385	5,082
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	1,115	1,345
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/29	10,000	11,713
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	1,835	2,118
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	1,200	1,439
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/31	1,190	1,419
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/32	1,700	2,015
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/33	1,510	1,784
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/34	4,135	4,870
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/34	4,750	5,678
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	2,000	2,371
Los Angeles CA Department of Water & Power
Revenue	5.000%	12/1/18	30,630	34,291
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/22	1,000	1,239
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/22	10,000	12,092
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/23	5,605	6,905
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/23	1,335	1,498
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	2,770	3,089
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/25	10,000	12,212
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	1,500	1,826
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	2,350	2,612
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	2,000	2,198
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/27	1,655	1,852

Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/27	5,000	5,489
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/28	8,000	9,841
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/28	2,000	2,233
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	1,500	1,807
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	1,670	1,859
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/30	10,000	11,966
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/30	2,000	2,416
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	15,000	18,000
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	7,000	8,321
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31 (2)	3,755	3,814
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	4,690	5,642
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	2,500	2,999
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32 (2)	1,940	2,049
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	14,205	16,940
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	7,000	8,348
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	6,730	7,952
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	6,080	7,268
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	7,500	9,018
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	3,300	3,934
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	5,000	5,940
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	12,005	14,201
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	5,305	6,293
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	2,000	2,366
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	7,500	8,946
Los Angeles CA Department of Water & Power
Revenue VRDO	0.010%	3/1/16	12,900	12,900
Los Angeles CA Department of Water & Power
Revenue VRDO	0.010%	3/1/16	4,100	4,100
Los Angeles CA Department of Water & Power
Revenue VRDO	0.010%	3/7/16	11,500	11,500
Los Angeles CA Department of Water & Power
Revenue VRDO	0.010%	3/7/16	10,000	10,000

Los Angeles CA Department of Water & Power
Revenue VRDO	0.010%	3/7/16	24,600	24,600
Los Angeles CA GO	5.000%	9/1/22	10,000	12,165
Los Angeles CA GO	5.000%	9/1/29	5,850	7,008
Los Angeles CA GO	5.000%	9/1/30	5,850	6,817
Los Angeles CA Harbor Department Revenue	5.000%	8/1/20	500	590
Los Angeles CA Harbor Department Revenue	5.000%	8/1/21	750	908
Los Angeles CA Harbor Department Revenue	5.000%	8/1/25	3,795	4,575
Los Angeles CA Harbor Department Revenue	5.000%	8/1/33	2,560	3,033
Los Angeles CA Harbor Department Revenue	5.000%	8/1/35	1,925	2,263
Los Angeles CA Harbor Department Revenue	5.000%	8/1/36	1,985	2,328
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Figueroa Plaza)	5.000%	8/1/28 (14)(3)	8,635	8,669
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/21 (14)	10,830	11,240
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/22 (14)	6,500	6,742
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/23 (14)	14,700	15,243
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	4.750%	1/1/31 (14)	10,000	10,274
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	5,000	5,082
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	2,355	2,393
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	1,630	1,657
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	890	905
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	5,000	5,082
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	16,760	17,034
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	15,940	16,200
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	14,135	14,366
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	4,000	4,065
Los Angeles CA Unified School District GO	5.000%	7/1/17 (4)	3,515	3,729
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	3,185	3,378
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	17,210	18,254
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	12,975	13,762
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	6,000	6,364
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	5,000	5,303
Los Angeles CA Unified School District GO	5.500%	7/1/17 (3)	2,900	3,096
Los Angeles CA Unified School District GO	5.000%	7/1/19	4,860	5,547
Los Angeles CA Unified School District GO	5.000%	7/1/19	12,690	14,483
Los Angeles CA Unified School District GO	5.000%	7/1/20 (3)	9,000	9,146
Los Angeles CA Unified School District GO	5.000%	7/1/20	15,000	17,646
Los Angeles CA Unified School District GO	4.500%	7/1/22 (4)	5,000	5,274
Los Angeles CA Unified School District GO	4.500%	7/1/23 (4)	31,065	32,779
Los Angeles CA Unified School District GO	5.000%	7/1/23	3,465	4,340
Los Angeles CA Unified School District GO	4.500%	7/1/24 (4)	6,600	6,960
Los Angeles CA Unified School District GO	5.000%	7/1/24	13,035	16,563
Los Angeles CA Unified School District GO	5.000%	7/1/24	10,900	13,850
Los Angeles CA Unified School District GO	4.500%	7/1/25 (14)	2,600	2,738
Los Angeles CA Unified School District GO	5.000%	7/1/25	1,300	1,641
Los Angeles CA Unified School District GO	5.000%	7/1/25 (2)	7,880	8,006
Los Angeles CA Unified School District GO	5.250%	7/1/25	1,600	1,839
Los Angeles CA Unified School District GO	4.500%	7/1/26 (2)	10,005	10,533
Los Angeles CA Unified School District GO	5.000%	7/1/26	5,710	6,515
Los Angeles CA Unified School District GO	5.000%	7/1/27	1,595	1,820
Los Angeles CA Unified School District GO	5.000%	7/1/27	8,375	10,107
Los Angeles CA Unified School District GO	4.500%	1/1/28 (14)	26,250	27,622
Los Angeles CA Unified School District GO	5.000%	1/1/28	8,395	10,081

Los Angeles CA Unified School District GO	5.000%	7/1/28	12,000	14,700
Los Angeles CA Unified School District GO	5.000%	7/1/28 (4)	5,365	5,686
Los Angeles CA Unified School District GO	5.000%	7/1/28 (2)	6,215	6,314
Los Angeles CA Unified School District GO	5.250%	7/1/28	5,000	5,904
Los Angeles CA Unified School District GO	5.000%	7/1/29	17,510	21,331
Los Angeles CA Unified School District GO	5.000%	7/1/30 (2)	5,595	5,678
Los Angeles CA Unified School District GO	4.500%	7/1/31 (2)	7,015	7,334
Los Angeles CA Unified School District GO	4.750%	7/1/32 (4)	40,925	42,924
Los Angeles CA Unified School District GO	5.000%	7/1/32 (4)	3,515	3,702
Los Angeles CA Unified School District GO	5.000%	1/1/34	1,385	1,558
Los Angeles CA Unified School District GO	5.000%	1/1/34	1,580	1,778
Los Angeles CA Wastewater System Revenue	5.000%	6/1/20	1,800	2,111
Los Angeles CA Wastewater System Revenue	5.000%	6/1/21	2,000	2,410
Los Angeles CA Wastewater System Revenue	5.000%	6/1/22	2,750	3,385
Los Angeles CA Wastewater System Revenue	5.000%	6/1/23	1,250	1,564
Los Angeles CA Wastewater System Revenue	5.000%	6/1/26	13,045	15,798
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	10,000	12,005
Los Angeles CA Wastewater System Revenue	5.000%	6/1/31	5,420	6,473
Los Angeles CA Wastewater System Revenue	5.000%	6/1/32	10,880	12,928
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33	16,925	20,062
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33	1,500	1,827
Los Angeles County CA Metropolitan
Transportation Authority Revenue (Union
Station Gateway Project)	5.000%	7/1/25	1,000	1,290
Los Angeles County CA Metropolitan
Transportation Authority Revenue (Union
Station Gateway Project)	5.000%	7/1/26	2,000	2,550
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/16	3,250	3,303
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/19	1,600	1,826
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/20	4,000	4,590
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/21	3,000	3,634
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/22	10,000	12,051
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/22	5,075	6,275
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/23	10,000	12,028
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/24	1,255	1,538
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	9/1/16 (Prere.)	1,940	1,987
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	9/1/16 (Prere.)	17,000	17,409
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/21	1,000	1,201
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/22	1,000	1,220
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/23	1,500	1,808
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/24	1,515	1,820
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/25	1,325	1,596

Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/30	2,500	2,964
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/31	3,000	3,557
Los Angeles County CA Public Works Financing
Authority Revenue (Regional Park & Open
Space District)	5.250%	10/1/17 (4)	1,000	1,074
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/21	1,670	1,995
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/22	4,555	5,533
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/23	2,105	2,582
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/24	2,215	2,695
Los Angeles County CA Regional Financing
Authority Revenue (MonteCedro Inc. Project)	2.500%	11/15/20	1,045	1,047
Los Angeles County CA Regional Financing
Authority Revenue (MonteCedro Inc. Project)	3.000%	11/15/20	925	927
Los Angeles County CA Regional Financing
Authority Revenue (MonteCedro Inc. Project)	3.000%	11/15/21	2,125	2,130
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/19	730	838
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/20	1,000	1,180
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/29	1,370	1,673
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/30	3,060	3,721
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/31	4,300	5,195
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/32	6,000	7,198
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/33	8,350	9,986
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/34	4,000	4,765
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/35	3,790	4,501
Los Angeles County CA Unified School District
GO	5.000%	7/1/21	12,500	15,107
M-S-R California Energy Authority Revenue	7.000%	11/1/34	12,665	18,438
M-S-R California Energy Authority Revenue	7.000%	11/1/34	8,600	12,520
M-S-R California Energy Authority Revenue	7.000%	11/1/34	5,965	8,684
Manteca CA Unified School District GO	5.000%	8/1/18	2,215	2,447
Manteca CA Unified School District GO	5.000%	8/1/19	2,495	2,851
Manteca CA Unified School District GO	5.000%	8/1/20	1,000	1,176
Manteca CA Unified School District GO	5.000%	8/1/21	1,000	1,207
Manteca CA Unified School District GO	5.000%	8/1/22	1,000	1,228

Manteca CA Unified School District GO	5.000%	8/1/23	1,100	1,373
Marin CA Community College District GO	5.000%	8/1/23	550	690
Marin CA Community College District GO	5.000%	8/1/24	445	567
Marin CA Community College District GO	5.000%	8/1/25	550	710
Marin CA Healthcare District GO	5.000%	8/1/28	435	537
Marin CA Healthcare District GO	5.000%	8/1/30	500	609
Marin CA Healthcare District GO	5.000%	8/1/31	1,000	1,210
Marin CA Healthcare District GO	5.000%	8/1/32	1,850	2,222
Marin CA Healthcare District GO	5.000%	8/1/33	1,350	1,619
Marin CA Healthcare District GO	5.000%	8/1/34	1,250	1,492
Marin CA Healthcare District GO	4.000%	8/1/35	1,750	1,909
Marina Coast Water District California Enterprise
Revenue	4.000%	6/1/22	1,090	1,259
Marina Coast Water District California Enterprise
Revenue COP	5.000%	6/1/16 (Prere.)	3,005	3,042
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/23	1,780	2,057
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/25	2,630	3,018
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/28	1,500	1,697
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/19	445	508
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/20	400	470
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/21 (4)	530	640
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/22 (4)	500	611
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/26 (4)	1,000	1,240
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/27 (4)	1,250	1,536
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/28 (4)	1,070	1,304
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/29 (4)	400	483
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/17	25,000	26,548
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/18	20,000	22,080
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/21	2,700	3,271
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/23	1,000	1,259
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/24	3,500	4,455
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/25	3,365	4,334

Metropolitan Water District of Southern
California Revenue	5.000%	7/1/26	3,250	4,144
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/28	13,000	16,320
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/30	2,120	2,545
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/30	3,585	4,283
Metropolitan Water District of Southern
California Revenue	5.000%	1/1/31	1,150	1,274
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/31	2,250	2,695
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/31	2,930	3,304
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/31	11,065	13,192
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/32	9,965	11,880
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/35	2,605	2,942
2 Metropolitan Water District of Southern
California Revenue TOB VRDO	0.020%	3/7/16	7,000	7,000
Metropolitan Water District of Southern
California Revenue VRDO	0.010%	3/7/16	15,960	15,960
Milpitas CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/28	4,405	5,379
Milpitas CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/29	3,015	3,664
Modesto CA Community Facilities District No.
2004-1 Special Tax Revenue (Village One No.
2)	5.000%	9/1/29	1,625	1,848
Modesto CA Community Facilities District No.
2004-1 Special Tax Revenue (Village One No.
2)	5.000%	9/1/30	1,760	1,988
Modesto CA Irrigation District COP	5.000%	10/1/16 (Prere.)	1,155	1,187
Modesto CA Irrigation District COP	5.000%	10/1/16 (Prere.)	1,215	1,249
Modesto CA Irrigation District COP	5.000%	10/1/16 (Prere.)	930	956
Modesto CA Irrigation District COP	5.000%	10/1/21 (2)	1,100	1,128
Modesto CA Irrigation District COP	5.000%	10/1/22 (2)	1,360	1,395
Modesto CA Irrigation District COP	5.000%	10/1/23 (2)	1,430	1,467
Modesto CA Irrigation District COP	5.000%	7/1/27	3,855	4,192
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/21	1,000	1,203
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/22	1,000	1,224
Modesto CA Irrigation District Financing
Authority Electric Revenue	5.000%	10/1/29	3,170	3,836
Modesto CA Irrigation District Financing
Authority Electric Revenue	5.000%	10/1/31	1,840	2,192
Modesto CA Irrigation District Financing
Authority Electric Revenue	5.000%	10/1/31	1,475	1,764
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	3/1/23	1,330	1,612
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/23	2,550	3,113
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/28	5,075	5,988
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/29	5,430	6,379

Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/31	2,990	3,476
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/32	4,315	4,988
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/33	2,000	2,306
Mount Diablo CA Unified School District GO	4.000%	8/1/16	1,065	1,082
Mount Diablo CA Unified School District GO	5.000%	8/1/17	2,000	2,126
Mount Diablo CA Unified School District GO	5.000%	8/1/18	1,500	1,653
Mount Diablo CA Unified School District GO	5.000%	8/1/19	650	743
Mount Diablo CA Unified School District GO	5.000%	8/1/20	700	824
Mount Diablo CA Unified School District GO	5.000%	8/1/21	765	924
Mount San Antonio CA Community College
District GO	0.000%	8/1/25	2,000	1,595
Mount San Antonio CA Community College
District GO	0.000%	8/1/28	3,000	2,711
Murrieta Valley CA Unified School District GO	1.500%	9/1/16 (4)	435	438
Murrieta Valley CA Unified School District GO	2.000%	9/1/17 (4)	500	510
Murrieta Valley CA Unified School District GO	3.000%	9/1/18 (4)	500	527
Murrieta Valley CA Unified School District GO	5.000%	9/1/19 (4)	575	657
Murrieta Valley CA Unified School District GO	5.000%	9/1/20 (4)	775	911
Murrieta Valley CA Unified School District GO	4.000%	9/1/21 (4)	250	287
Murrieta Valley CA Unified School District GO	5.000%	9/1/21 (4)	1,605	1,928
Murrieta Valley CA Unified School District GO	4.000%	9/1/22 (4)	320	371
Murrieta Valley CA Unified School District GO	4.000%	9/1/23 (4)	850	987
Murrieta Valley CA Unified School District GO	5.000%	9/1/23 (4)	1,450	1,786
Murrieta Valley CA Unified School District GO	4.000%	9/1/24 (4)	350	408
Murrieta Valley CA Unified School District GO	5.000%	9/1/25 (4)	700	862
Murrieta Valley CA Unified School District GO	5.000%	9/1/25 (4)	1,400	1,723
Murrieta Valley CA Unified School District GO	5.000%	9/1/26 (4)	520	634
Murrieta Valley CA Unified School District GO	5.000%	9/1/26 (4)	1,625	1,983
Murrieta Valley CA Unified School District GO	5.000%	9/1/27 (4)	465	560
Murrieta Valley CA Unified School District GO	5.000%	9/1/28 (4)	300	358
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	5.875%	12/1/21 (Prere.)	5,150	6,520
Newport Mesa CA Unified School District GO	0.000%	8/1/29	4,625	3,130
Newport Mesa CA Unified School District GO	0.000%	8/1/30	3,000	1,939
Newport Mesa CA Unified School District GO	0.000%	8/1/31	1,500	922
Newport Mesa CA Unified School District GO	0.000%	8/1/32	14,000	8,205
Northern California Gas Authority No. 1
Revenue	1.010%	7/1/17	12,660	12,658
Northern California Power Agency Capital
Facilities Revenue	5.000%	8/1/20	1,000	1,142
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/16	1,745	1,774
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/17	3,290	3,490
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/20	3,500	3,970
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/21	2,500	2,821
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/22	3,395	3,808
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/28	5,000	5,993
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/29	3,000	3,580

Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/30	1,605	1,888
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/31	1,600	1,882
3 Northern California Transmission Agency
Revenue	5.000%	5/1/20	250	293
3 Northern California Transmission Agency
Revenue	5.000%	5/1/21	245	294
3 Northern California Transmission Agency
Revenue	5.000%	5/1/22	200	245
3 Northern California Transmission Agency
Revenue	5.000%	5/1/23	375	466
3 Northern California Transmission Agency
Revenue	5.000%	5/1/24	500	630
3 Northern California Transmission Agency
Revenue	5.000%	5/1/25	1,895	2,405
3 Northern California Transmission Agency
Revenue	5.000%	5/1/27	1,250	1,576
3 Northern California Transmission Agency
Revenue	5.000%	5/1/28	1,000	1,248
3 Northern California Transmission Agency
Revenue	5.000%	5/1/29	1,500	1,856
3 Northern California Transmission Agency
Revenue	5.000%	5/1/30	1,300	1,600
3 Northern California Transmission Agency
Revenue	5.000%	5/1/31	1,250	1,527
3 Northern California Transmission Agency
Revenue	5.000%	5/1/32	2,500	3,032
3 Northern California Transmission Agency
Revenue	5.000%	5/1/33	4,245	5,127
3 Northern California Transmission Agency
Revenue	5.000%	5/1/34	3,100	3,729
3 Northern California Transmission Agency
Revenue	5.000%	5/1/36	2,500	2,980
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	4.000%	9/1/16	1,450	1,468
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	4.000%	9/1/17	1,650	1,697
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	4.000%	9/1/18	1,860	1,945
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/19	2,085	2,266
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/20	2,340	2,583
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/21	1,220	1,358
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/22	1,360	1,521

Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/23	1,500	1,682
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/24	1,660	1,855
Oakland CA GO	5.000%	1/15/23	5,600	6,833
Oakland CA GO	5.000%	1/15/31	3,000	3,413
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/23 (12)	5,000	5,477
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/24 (12)	3,810	4,164
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/25 (12)	5,405	5,894
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/26 (12)	4,190	4,556
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/21	3,000	3,559
Oakland CA Unified School District GO	5.000%	8/1/17	2,760	2,914
Oakland CA Unified School District GO	5.000%	8/1/18	6,145	6,690
Oakland CA Unified School District GO	5.000%	8/1/19 (4)	13,425	14,242
Oakland CA Unified School District GO	5.000%	8/1/19	6,565	7,345
Oakland CA Unified School District GO	5.000%	8/1/20	2,500	2,864
Oakland CA Unified School District GO	5.000%	8/1/20	5,000	5,727
Oakland CA Unified School District GO	5.000%	8/1/21	1,600	1,867
Oakland CA Unified School District GO	5.000%	8/1/21 (4)	3,000	3,541
Oakland CA Unified School District GO	5.000%	8/1/22	1,300	1,538
Oakland CA Unified School District GO	5.000%	8/1/22 (4)	2,325	2,788
Oakland CA Unified School District GO	5.000%	8/1/23 (14)	3,700	3,925
Oakland CA Unified School District GO	5.500%	8/1/23	1,000	1,215
Oakland CA Unified School District GO	5.000%	8/1/24	1,275	1,537
Oakland CA Unified School District GO	5.000%	8/1/25 (4)	2,100	2,598
Oakland CA Unified School District GO	5.000%	8/1/26	1,035	1,251
Oakland CA Unified School District GO	5.000%	8/1/26 (4)	1,270	1,557
Oakland CA Unified School District GO	5.000%	8/1/27 (4)	1,160	1,409
Oakland CA Unified School District GO	5.000%	8/1/27	1,295	1,552
Oakland CA Unified School District GO	5.000%	8/1/28 (4)	1,230	1,479
Oakland CA Unified School District GO	5.000%	8/1/28	1,000	1,185
Oakland CA Unified School District GO	6.250%	8/1/28	2,000	2,455
Oakland CA Unified School District GO	5.000%	8/1/29	1,000	1,179
Oakland CA Unified School District GO	5.000%	8/1/31	2,350	2,746
Oakland CA Unified School District GO	5.000%	8/1/32	1,515	1,755
Oakland CA Unified School District GO	5.000%	8/1/33	1,245	1,436
Oakland CA Unified School District GO	5.000%	8/1/34	2,500	2,866
Ohlone CA Community College District GO	5.000%	8/1/22	750	921
Ohlone CA Community College District GO	5.000%	8/1/31	1,770	2,059
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/27	1,285	1,583
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/28	1,765	2,155
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/29	2,280	2,770
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/30	1,400	1,691
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/31	2,525	3,035

Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/32	2,660	3,181
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/33	2,165	2,583
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	9/1/21	1,200	1,416
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	3/1/22	1,230	1,461
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	9/1/22	1,260	1,510
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	3/1/23	1,290	1,543
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	9/1/23	1,320	1,589
Orange County CA Sanitation District
Wastewater Revenue	5.000%	2/1/30	9,925	12,119
Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/22	1,000	1,230
Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/27	2,500	2,992
Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/28	2,545	3,038
Orange County CA Water District COP	5.000%	8/15/29	6,925	7,860
Orange County CA Water District Revenue	5.000%	8/15/33	8,000	9,600
Otay CA Water District (Capital Project) COP
VRDO	0.020%	3/7/16 LOC	8,110	8,110
Palm Springs CA Unified School District GO	5.000%	8/1/28	1,000	1,167
Palm Springs CA Unified School District GO	5.000%	8/1/29	1,500	1,750
Palm Springs CA Unified School District GO	5.000%	8/1/30	1,500	1,732
Palm Springs CA Unified School District GO	5.000%	8/1/31	1,500	1,732
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.000%	9/2/19	1,000	1,086
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.000%	9/2/20	250	276
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.000%	9/2/21	400	446
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	5.000%	9/2/27	1,000	1,123
Palo Alto CA Unified School District GO	0.000%	8/1/24	15,890	13,310
Palomar CA Community College District GO	4.000%	8/1/33	2,140	2,340
Palomar CA Community College District GO	4.000%	8/1/34	2,390	2,601
Palomar Pomerado Health California COP	6.625%	11/1/29	5,000	5,585
Palomar Pomerado Health California GO	5.000%	8/1/20 (2)	710	713
Palomar Pomerado Health California GO	0.000%	8/1/22 (14)	7,055	6,100
Palomar Pomerado Health California GO	0.000%	8/1/24 (12)	5,130	4,067
Palomar Pomerado Health California GO	0.000%	8/1/27 (14)	1,585	1,101
Palomar Pomerado Health California GO	0.000%	8/1/27 (12)	3,095	2,116
Palomar Pomerado Health California GO	5.000%	8/1/32 (14)	11,290	11,840
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	2.000%	8/1/16	830	835

Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	4.000%	8/1/17	880	919
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/18	925	1,012
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/19	1,415	1,595
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/20 (4)	1,505	1,747
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/21 (4)	1,455	1,728
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/22 (4)	2,965	3,570
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/23 (4)	2,485	3,026
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	0.000%	8/1/26 (14)	6,050	4,233
Pasadena CA Unified School District GO	5.000%	5/1/30	3,695	4,368
Pasadena CA Unified School District GO	5.000%	5/1/31	1,500	1,766
Pasadena CA Unified School District GO	5.000%	5/1/32	2,000	2,344
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	4.000%	8/1/16	1,330	1,350
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/17	3,045	3,233
3 Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	9/1/19 (4)	5,000	5,589
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/20 (2)	2,460	2,192
3 Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	9/1/20 (4)	3,000	3,435
3 Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	9/1/21 (4)	1,000	1,169
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/25 (2)	2,930	2,071
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/25 (4)	855	1,042
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/26 (4)	900	1,086
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/27 (4)	1,220	1,459

Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/28 (4)	1,285	1,524
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/29 (2)	355	209
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/29 (4)	1,350	1,593
Placentia-Yorba Linda CA Unified School District
GO	2.000%	10/1/16 (4)	700	707
Placentia-Yorba Linda CA Unified School District
GO	2.000%	10/1/17 (4)	250	256
Placentia-Yorba Linda CA Unified School District
GO	4.000%	10/1/18 (4)	300	325
Placentia-Yorba Linda CA Unified School District
GO	5.000%	8/1/19	350	400
Placentia-Yorba Linda CA Unified School District
GO	5.000%	8/1/20	500	588
Placentia-Yorba Linda CA Unified School District
GO	5.000%	10/1/20 (4)	325	383
Placentia-Yorba Linda CA Unified School District
GO	5.000%	8/1/21	750	906
Placentia-Yorba Linda CA Unified School District
GO	5.000%	10/1/21 (4)	300	361
Placentia-Yorba Linda CA Unified School District
GO	5.000%	8/1/22	1,315	1,615
Placentia-Yorba Linda CA Unified School District
GO	5.000%	10/1/22 (4)	300	365
Placentia-Yorba Linda CA Unified School District
GO	5.000%	8/1/23	2,540	3,170
Placentia-Yorba Linda CA Unified School District
GO	5.000%	10/1/23 (4)	500	614
Placentia-Yorba Linda CA Unified School District
GO	5.000%	8/1/24	1,000	1,266
Placentia-Yorba Linda CA Unified School District
GO	5.000%	8/1/25	1,775	2,273
Pomona CA Single Family Mortgage Revenue	7.600%	5/1/23 (ETM)	7,635	9,462
Pomona CA Unified School District GO	5.000%	8/1/22 (15)	440	537
Pomona CA Unified School District GO	5.000%	8/1/26 (15)	450	549
Port of Oakland CA Revenue	5.000%	11/1/20 (14)	4,825	5,187
Port of Oakland CA Revenue	5.000%	11/1/26 (14)	9,800	10,463
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	6/15/22	2,215	2,703
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/22	3,535	4,356
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	6/15/23	3,325	4,125
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/26	1,370	1,733
Poway CA Unified School District GO	4.000%	9/1/16	250	254
Poway CA Unified School District GO	0.000%	8/1/17	2,000	1,977
Poway CA Unified School District GO	4.000%	9/1/17	250	261
Poway CA Unified School District GO	0.000%	8/1/18	4,565	4,441
Poway CA Unified School District GO	4.000%	9/1/18	450	481
Poway CA Unified School District GO	0.000%	8/1/19	5,425	5,190
Poway CA Unified School District GO	5.000%	9/1/19	980	1,103

Poway CA Unified School District GO	0.000%	8/1/20	3,280	3,072
Poway CA Unified School District GO	5.000%	9/1/20	610	703
Poway CA Unified School District GO	5.000%	9/1/21	320	376
Poway CA Unified School District GO	5.000%	9/1/22	455	543
Poway CA Unified School District GO	5.000%	9/1/23	1,565	1,848
Poway CA Unified School District GO	5.000%	8/1/26	5,125	6,020
Poway CA Unified School District GO	5.000%	9/1/26	995	1,145
Poway CA Unified School District GO	5.000%	8/1/27	1,625	2,013
Poway CA Unified School District GO	0.000%	8/1/28	9,070	6,146
Poway CA Unified School District GO	5.000%	9/1/29	1,200	1,357
Poway CA Unified School District GO	5.000%	9/1/30	2,555	2,877
Poway CA Unified School District GO	0.000%	8/1/31	1,095	652
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/22 (15)	715	853
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	4.000%	9/15/22	435	491
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/23 (15)	1,180	1,421
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/24 (15)	1,000	1,210
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/25 (15)	775	946
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/26 (15)	1,000	1,205
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/26	935	1,100
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/27	1,010	1,180
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/29	1,020	1,177
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/30	1,000	1,139
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/30	1,265	1,458
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/31	1,325	1,516
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/32	995	1,121
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/32	1,445	1,649
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/33	1,555	1,769
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/34	1,650	1,871
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/35	1,750	1,971
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	4.000%	9/1/16	1,210	1,233
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/27 (4)	1,700	2,048
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/28 (4)	2,700	3,233

Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/30 (4)	1,500	1,776
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/31 (4)	1,400	1,647
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/32 (4)	1,710	1,999
Rancho Mirage CA Joint Powers Financing
Authority Revenue (Eisenhower Medical
Center)	5.000%	7/1/27	12,000	12,448
Redding CA Joint Powers Financing Authority
Electric System Revenue	4.000%	6/1/23	325	373
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/24	300	367
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/25	375	462
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/26	675	827
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/27	1,000	1,210
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/28	1,000	1,202
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/30	775	923
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/32	475	558
Redwood City CA Redevelopment Agency
Redevelopment Project Area No. 2 Tax
Allocation Revenue	0.000%	7/15/25 (2)	3,350	2,496
Rio CA Elementary School District Community
Facilities District Special Tax Revenue	5.000%	9/1/27	1,000	1,160
Rio CA Elementary School District Community
Facilities District Special Tax Revenue	5.000%	9/1/28	1,000	1,156
Rio CA Elementary School District Community
Facilities District Special Tax Revenue	5.000%	9/1/30	1,000	1,144
Rio CA Elementary School District Community
Facilities District Special Tax Revenue	5.000%	9/1/35	2,300	2,571
Rio Hondo CA Community College District GO	0.000%	8/1/31	2,000	1,173
Riverside CA Community College District GO	0.000%	8/1/27	2,755	1,895
Riverside CA Community College District GO	0.000%	8/1/28	1,650	1,069
Riverside CA Community College District GO	5.000%	8/1/28	3,060	3,775
Riverside CA COP VRDO	0.020%	3/7/16 LOC	11,930	11,930
Riverside CA Electric Revenue	5.000%	10/1/24 (4)	1,000	1,109
Riverside CA Electric Revenue	5.000%	10/1/25 (4)	2,000	2,215
Riverside CA Electric Revenue	5.000%	10/1/26 (4)	2,500	2,767
Riverside CA Electric Revenue	5.000%	10/1/27 (4)	3,570	3,951
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	9/1/29	1,265	1,498
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	9/1/31	1,045	1,221
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/31 (4)	2,930	3,458
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/32 (4)	3,075	3,598

Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	9/1/33	1,055	1,222
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/33 (4)	1,230	1,431
Riverside CA Sewer Revenue	5.000%	8/1/20	1,635	1,913
Riverside CA Sewer Revenue	5.000%	8/1/21	2,000	2,397
Riverside CA Sewer Revenue	5.000%	8/1/22	2,160	2,630
Riverside CA Sewer Revenue	5.000%	8/1/23	3,750	4,605
Riverside CA Sewer Revenue	5.000%	8/1/24	2,000	2,475
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/19	1,220	1,373
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/20	1,280	1,475
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/23	1,410	1,665
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/25	1,555	1,802
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/26	1,615	1,859
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/27	1,710	1,955
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	5.000%	6/1/19	3,660	4,123
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/22	1,800	2,167
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/23	2,000	2,435
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/24	1,600	1,953
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/30	9,885	11,655
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/32	10,620	12,421
Riverside County CA Public Financing Authority
Tax Allocation Revenue	3.000%	9/1/17	1,635	1,693
Riverside County CA Public Financing Authority
Tax Allocation Revenue	4.000%	9/1/18	2,460	2,654
Riverside County CA Public Financing Authority
Tax Allocation Revenue	4.000%	9/1/19	2,560	2,818
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	9/1/20	2,665	3,096
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	9/1/21 (4)	2,550	3,038
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	9/1/22 (4)	1,830	2,211
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	9/1/23 (4)	2,445	2,979
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	3.000%	10/1/16 (4)	300	304
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	4.000%	10/1/17 (4)	375	394
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	4.000%	10/1/18 (4)	500	538
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/19 (4)	1,000	1,133

Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/21 (4)	1,150	1,362
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/22 (4)	1,320	1,584
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/23 (4)	1,905	2,306
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/24 (4)	2,005	2,445
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/25 (4)	1,440	1,771
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/27 (4)	1,160	1,398
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/30	3,000	3,662
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/31	4,000	4,853
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/32	3,000	3,619
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/33	2,000	2,402
Riverside County CA Transportation
Commission Sales Tax Revenue VRDO	0.010%	3/7/16	39,135	39,135
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/22	2,500	2,038
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/23	3,630	2,811
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/24	6,985	5,167
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/31	5,000	2,648
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/32	4,000	2,025
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/33	5,500	2,653
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/34	3,500	1,585
Rocklin CA Unified School District GO	0.000%	8/1/23 (14)	7,030	6,036
Rocklin CA Unified School District GO	0.000%	8/1/24 (14)	2,965	2,467
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/30	750	886
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/30	6,120	6,871
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/31	515	604
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/32	1,290	1,504
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/33	1,000	1,163
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/34	2,000	2,320
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/18	4,205	4,474
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/19	10,000	10,871
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/20	2,160	2,390

Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/24	600	693
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/27	200	234
Roseville CA Special Tax Revenue	5.000%	9/1/20	1,055	1,209
Roseville CA Special Tax Revenue	5.000%	9/1/21	500	585
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/22 (15)	445	543
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/24 (15)	300	374
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/26 (15)	280	340
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/27 (15)	425	511
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/28 (15)	250	298
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/29 (15)	500	594
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/31 (15)	1,160	1,359
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/33 (15)	1,280	1,488
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/34 (15)	1,340	1,556
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/19	3,990	4,581
Sacramento CA City Financing Authority
Revenue	4.000%	12/1/20	3,700	4,186
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/20	2,000	2,355
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/32 (15)	1,200	1,417
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/33 (15)	1,725	2,032
Sacramento CA City Unified School District GO	5.000%	7/1/20 (4)	500	586
Sacramento CA City Unified School District GO	5.000%	7/1/21 (4)	400	480
Sacramento CA City Unified School District GO	5.000%	7/1/22 (4)	700	857
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/17	1,250	1,325
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/18	725	798
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/19	1,155	1,313
Sacramento CA Cogeneration Authority
Revenue	5.250%	7/1/20	1,250	1,474
Sacramento CA Cogeneration Authority
Revenue	5.250%	7/1/21	1,000	1,210

Sacramento CA Financing Authority Lease
Revenue	4.000%	12/1/18	3,660	3,974
Sacramento CA Financing Authority Lease
Revenue	5.000%	12/1/18	2,000	2,226
Sacramento CA Municipal Utility District
Financing Authority Revenue	5.000%	7/1/20	1,405	1,653
Sacramento CA Municipal Utility District
Financing Authority Revenue (Cosumnes
Project)	4.750%	7/1/16 (Prere.)	1,500	1,523
Sacramento CA Municipal Utility District
Financing Authority Revenue (Cosumnes
Project)	5.000%	7/1/16 (Prere.)	7,710	7,836
Sacramento CA Municipal Utility District
Revenue	5.000%	7/1/16 (Prere.)	4,000	4,065
Sacramento CA Municipal Utility District
Revenue	5.250%	7/1/24 (2)	10,085	12,520
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/24 (4)	7,550	8,360
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/25 (4)	15,275	16,902
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/25	5,455	6,705
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/26 (4)	5,000	5,525
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/27	4,905	6,033
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/28	2,000	2,436
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/30	6,435	7,708
Sacramento CA Municipal Utility District
Revenue VRDO	0.010%	3/7/16 LOC	1,300	1,300
Sacramento CA Municipal Utility District
Revenue VRDO	0.010%	3/7/16 LOC	1,400	1,400
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/22	1,085	1,244
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/28	2,500	2,846
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/29	2,635	2,996
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/30	2,975	3,382
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/31	3,125	3,553
Sacramento CA Transportation Authority Sales
Tax Revenue	5.000%	10/1/21	2,300	2,784
Sacramento CA Transportation Authority Sales
Tax Revenue VRDO	0.010%	3/7/16	19,200	19,200
Sacramento CA Unified School District GO	2.000%	8/1/18 (4)	1,545	1,591
Sacramento CA Unified School District GO	3.000%	8/1/19 (4)	1,215	1,300
Sacramento CA Unified School District GO	3.000%	8/1/20 (4)	1,000	1,084
Sacramento CA Unified School District GO	4.000%	8/1/21 (4)	1,000	1,146
Sacramento CA Unified School District GO	4.000%	8/1/22 (4)	750	868
Sacramento CA Unified School District GO	5.000%	8/1/23 (4)	1,105	1,359
Sacramento CA Water Revenue	5.000%	9/1/27	3,210	3,834
Sacramento County CA Airport Revenue	5.000%	7/1/23 (4)	2,000	2,195
Sacramento County CA Airport Revenue	5.000%	7/1/24 (4)	1,785	1,956

Sacramento County CA Airport Revenue	5.000%	7/1/24 (4)	2,500	2,742
Sacramento County CA Airport Revenue	5.000%	7/1/28	1,250	1,432
Sacramento County CA Airport Revenue	5.000%	7/1/30	5,240	6,008
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	6/1/16 (Prere.)	7,030	7,117
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	6/1/16 (Prere.)	5,495	5,563
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	6/1/16 (Prere.)	1,850	1,873
San Bernardino CA City Unified School District
GO	5.000%	8/1/18	2,350	2,586
San Bernardino CA City Unified School District
GO	5.000%	8/1/20 (4)	765	897
San Bernardino CA City Unified School District
GO	5.000%	8/1/21 (4)	1,230	1,475
San Bernardino CA City Unified School District
GO	5.000%	8/1/22 (4)	1,500	1,829
San Bernardino CA City Unified School District
GO	5.000%	8/1/23 (4)	1,100	1,355
San Bernardino CA City Unified School District
GO	5.000%	8/1/24 (4)	1,400	1,715
San Bernardino CA Community College District
GO	5.000%	8/1/16 (Prere.)	12,000	12,239
San Bernardino CA Community College District
GO	5.000%	8/1/24	4,375	5,451
San Bernardino CA Community College District
GO	5.000%	8/1/25	4,550	5,629
San Bernardino CA Community College District
GO	5.000%	8/1/26	4,150	5,092
San Bernardino CA Community College District
GO	0.000%	8/1/29	1,000	615
San Bernardino CA Community College District
GO	5.000%	8/1/29	5,000	6,133
San Bernardino CA Community College District
GO	0.000%	8/1/30	1,100	634
San Bernardino CA Community College District
GO	0.000%	8/1/31	1,000	544
San Bernardino CA Community College District
GO	5.000%	8/1/31	8,370	10,125
San Bernardino CA Community College District
GO	0.000%	8/1/32	1,100	562
San Bernardino CA Community College District
GO	0.000%	8/1/33	1,165	561
San Bernardino County CA Medical Center COP	5.500%	8/1/17 (14)	1,530	1,585
San Bernardino County CA Medical Center COP	6.500%	8/1/17 (14)	1,670	1,743
San Bernardino County CA Medical Center COP	5.500%	8/1/22 (14)	8,940	10,387
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/31	3,355	3,949
San Diego CA Community College District GO	5.000%	8/1/28	4,000	4,843
San Diego CA Community College District GO	5.000%	8/1/29	5,000	5,931
San Diego CA Community College District GO	5.000%	8/1/30	1,250	1,518
San Diego CA Community College District GO	5.000%	8/1/30	8,670	10,254
San Diego CA Community College District GO	5.000%	8/1/30	9,830	11,466
San Diego CA Community College District GO	5.000%	8/1/31	1,000	1,207
San Diego CA Community College District GO	5.000%	8/1/31	3,380	3,931
San Diego CA Community College District GO	5.000%	8/1/32	2,150	2,581
San Diego CA Community College District GO	5.000%	8/1/32 (4)	6,100	6,451

San Diego CA Community College District GO	5.000%	8/1/32	2,000	2,322
San Diego CA Community Facilities District No.
1 (Miramar Ranch North) Special Tax
Revenue	4.000%	9/1/17	500	523
San Diego CA Community Facilities District No.
1 (Miramar Ranch North) Special Tax
Revenue	4.000%	9/1/18	3,260	3,493
San Diego CA Community Facilities District No.
1 (Miramar Ranch North) Special Tax
Revenue	5.000%	9/1/20	3,465	3,994
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/19 (Prere.)	3,000	3,404
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/19 (Prere.)	6,000	6,807
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/19 (Prere.)	2,000	2,285
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/23	10,000	12,506
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/27	5,000	5,893
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/28	1,825	2,063
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/27	4,215	4,802
San Diego CA Public Facilities Financing
Authority Water Revenue	5.125%	8/1/28	5,000	5,711
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/28	5,355	6,269
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/30	2,000	2,389
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/32	4,190	4,985
2 San Diego CA Public Facilities Financing
Authority Water Revenue TOB VRDO	0.020%	3/7/16	9,900	9,900
San Diego CA Redevelopment Agency Tax
Allocation	4.000%	9/1/18	2,950	3,195
San Diego CA Redevelopment Agency Tax
Allocation	5.000%	9/1/19	1,000	1,145
San Diego CA Redevelopment Agency Tax
Allocation	5.000%	9/1/20	1,000	1,179
San Diego CA Redevelopment Agency Tax
Allocation	5.000%	9/1/21	2,000	2,417
San Diego CA Redevelopment Agency Tax
Allocation	5.000%	9/1/22	1,000	1,228
San Diego CA Redevelopment Agency Tax
Allocation	5.000%	9/1/23	1,000	1,245
San Diego CA Unified School District GO	3.000%	7/1/17	9,500	9,824
San Diego CA Unified School District GO	0.000%	7/1/18 (14)	9,500	9,266
San Diego CA Unified School District GO	5.500%	7/1/20 (4)	9,490	11,361
San Diego CA Unified School District GO	5.000%	7/1/21	15,000	18,112
San Diego CA Unified School District GO	5.000%	7/1/22	1,500	1,847
San Diego CA Unified School District GO	5.500%	7/1/22 (4)	12,790	16,160
San Diego CA Unified School District GO	5.500%	7/1/25 (14)	1,000	1,336
San Diego CA Unified School District GO	0.000%	7/1/26	8,425	6,437
San Diego CA Unified School District GO	5.000%	7/1/26	20,000	25,420
San Diego CA Unified School District GO	5.500%	7/1/26 (4)	20,885	27,601
San Diego CA Unified School District GO	5.500%	7/1/26 (4)	7,490	9,899

San Diego CA Unified School District GO	0.000%	7/1/27	8,500	6,160
San Diego CA Unified School District GO	0.000%	7/1/28	8,000	5,577
San Diego CA Unified School District GO	5.000%	7/1/28	700	868
San Diego CA Unified School District GO	0.000%	7/1/29	3,250	2,150
San Diego CA Unified School District GO	5.000%	7/1/29	750	924
San Diego CA Unified School District GO	0.000%	7/1/30	9,985	6,316
San Diego CA Unified School District GO	0.000%	7/1/30	2,500	1,581
San Diego CA Unified School District GO	5.000%	7/1/31	1,200	1,457
San Diego CA Unified School District GO	4.000%	7/1/32	1,000	1,109
San Diego CA Unified School District GO	4.000%	7/1/33	2,000	2,210
San Diego CA Unified School District GO	4.000%	7/1/34	3,000	3,299
San Diego CA Unified School District GO	4.000%	7/1/35	3,500	3,837
San Diego County CA COP	5.000%	10/15/24	2,115	2,683
San Diego County CA COP	5.000%	10/15/25	5,225	6,575
San Diego County CA COP	5.000%	10/15/26	2,590	3,254
San Diego County CA COP	5.000%	10/15/27	2,000	2,487
San Diego County CA COP	5.000%	10/15/28	1,400	1,723
San Diego County CA COP	5.000%	10/15/29	2,000	2,450
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	3.000%	11/1/16	2,195	2,233
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	4.000%	11/1/17	510	537
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/18	460	509
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/19	480	546
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/22	425	515
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	4.000%	11/1/23	950	1,090
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/24	750	919
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/26	1,145	1,395
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/28	1,450	1,741
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/30	1,205	1,430
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/23	3,900	4,554
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/25	9,000	10,442
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/26	6,000	6,943
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	3,000	3,467

San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/19 (Prere.)	4,820	5,403
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/19 (Prere.)	2,420	2,713
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/19 (Prere.)	4,285	4,803
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.250%	2/1/19 (Prere.)	1,140	1,286
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.500%	2/1/19 (Prere.)	5,780	6,562
2 San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project) TOB
VRDO	0.020%	3/7/16	7,500	7,500
San Diego County CA Regional Transportation
Commission Sales Tax Revenue VRDO	0.010%	3/7/16	2,000	2,000
San Diego County CA Water Authority Financing
Agency Water Revenue	5.000%	5/1/27	2,000	2,297
San Diego County CA Water Authority Revenue	5.000%	5/1/30	5,000	5,781
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/21 (14)	6,725	8,111
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/22 (14)	7,075	8,716
2 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.010%	3/7/16	6,100	6,100
2 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.020%	3/7/16	6,310	6,310
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/17 (Prere.)	15,500	16,472
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/17 (Prere.)	10,000	10,627
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/28	1,685	2,116
San Francisco CA Bay Area Rapid Transit
District GO	4.000%	8/1/34	6,580	7,264
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	4.000%	7/1/18	3,000	3,242
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/20	1,040	1,227
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/23	9,560	11,164
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/23	1,070	1,318
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/27	5,350	6,771
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/28	2,500	3,141
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/29	2,555	3,072
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/30	2,800	3,315

San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/31	2,215	2,723
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/32	1,625	1,984
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/33	1,500	1,823
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/23	2,220	2,725
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/23	4,070	4,997
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/24	2,335	2,860
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/24	4,270	5,230
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/25	2,450	2,986
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/25	4,485	5,467
San Francisco CA City & County COP	4.000%	9/1/30	5,215	5,717
San Francisco CA City & County COP	4.000%	9/1/31	5,100	5,548
San Francisco CA City & County COP	4.000%	9/1/32	5,680	6,135
San Francisco CA City & County COP	4.000%	9/1/35	5,170	5,529
San Francisco CA City & County GO	5.000%	6/15/17	10,000	10,599
San Francisco CA City & County GO	5.000%	6/15/19	1,045	1,192
San Francisco CA City & County GO	5.000%	6/15/20	500	588
San Francisco CA City & County GO	5.000%	6/15/21	7,450	9,003
San Francisco CA City & County GO	5.000%	6/15/22	2,595	3,178
San Francisco CA City & County GO	5.000%	6/15/23	4,000	4,892
San Francisco CA City & County GO	5.000%	6/15/26	3,995	4,915
San Francisco CA City & County GO	5.000%	6/15/27	5,785	7,086
San Francisco CA City & County GO	4.000%	6/15/28	4,190	4,726
San Francisco CA City & County GO	4.000%	6/15/29	4,545	5,090
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/18	2,000	2,191
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/18 (4)	1,000	1,096
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/18 (Prere.)	22,000	24,176
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/20 (14)	5,000	5,892
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/21	5,000	5,846
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/21	5,000	5,995
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/22	6,000	7,347
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/22	5,000	5,841
San Francisco CA City & County International
Airport Revenue	4.000%	5/1/23	7,400	8,645
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/23	5,000	6,203
San Francisco CA City & County International
Airport Revenue	4.000%	5/1/24	5,750	6,752
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/24 (14)	10,000	10,084

San Francisco CA City & County International
Airport Revenue	5.000%	5/1/24	1,800	2,261
San Francisco CA City & County International
Airport Revenue	4.000%	5/1/25	3,625	4,264
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/25 (14)	2,000	2,017
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/25	2,050	2,598
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/27 (14)	13,075	13,185
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/28	7,500	9,067
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/28	2,855	3,391
San Francisco CA City & County International
Airport Revenue	4.900%	5/1/29	8,625	9,772
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	5,940	6,821
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/31	6,230	7,154
San Francisco CA City & County International
Airport Revenue VRDO	0.010%	3/7/16 LOC	1,200	1,200
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/30	13,170	15,775
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	5/1/16 (Prere.)	500	504
San Francisco CA City & County Public Utilities
Commission Water Revenue	3.000%	11/1/18	1,400	1,488
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/19	1,000	1,157
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/19 (Prere.)	440	507
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/20	2,000	2,385
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/21	1,100	1,344
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/22	900	1,124
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/23	4,175	5,285
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/24	4,500	5,759
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/25	6,000	7,652
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/26	2,555	2,938
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/27	7,755	9,636
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/27	1,000	1,245
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/28	10,235	12,433
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/28	5,355	6,607
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/28	1,000	1,147

San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	2,960	3,390
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	10,000	11,453
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	11,000	13,233
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	6,530	7,847
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	12,685	15,565
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/30	2,705	3,083
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/30	10,335	12,273
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/31	14,015	16,720
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	5,730	6,827
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	1,000	1,217
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	2,625	3,157
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/33	9,000	10,660
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	5,000	5,903
San Francisco CA City & County
Redevelopment Agency Community Facilities
District No. 7 Special Tax Revenue (Hunters
Point Shipyard Improvements)	5.000%	8/1/30	525	588
San Francisco CA City & County
Redevelopment Agency Community Facilities
District No. 7 Special Tax Revenue (Hunters
Point Shipyard Improvements)	5.000%	8/1/33	680	751
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/17	100	106
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/19	220	247
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/20	130	149
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/21	160	186
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/22	125	147

San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/23	120	142
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/24	135	161
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/25	240	284
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/27	140	163
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/29	460	530
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/31	400	459
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/32	525	598
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/34	225	254
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	5.000%	8/1/21	2,000	2,396
San Francisco CA City & County Unified School
District GO	5.000%	6/15/24	1,080	1,374
San Francisco CA City & County Unified School
District GO	5.000%	6/15/27	6,445	7,937
San Francisco CA City & County Unified School
District GO	5.000%	6/15/28	10,170	12,406
San Francisco CA City & County Unified School
District GO	4.000%	6/15/30	2,470	2,610
San Francisco CA City & County Unified School
District GO	5.000%	6/15/31	7,965	9,101
San Francisco CA City & County Unified School
District GO	4.000%	6/15/32	5,300	5,642
San Francisco CA Community College District
GO	3.000%	6/15/17	11,380	11,753
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/29	1,585	1,892
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/32	2,170	2,552
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/33	3,025	3,549
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/34	1,640	1,940

San Joaquin County CA Delta Community
College District Election GO	0.000%	8/1/26 (4)	15,500	9,642
San Joaquin County CA Delta Community
College District Election GO	0.000%	8/1/27 (4)	15,500	9,079
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/17	1,500	1,557
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/23 (ETM)	16,000	14,338
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	7,000	5,222
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/25 (ETM)	14,750	12,512
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/29	4,375	4,884
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/34	2,435	2,711
San Jose CA Airport Revenue	5.000%	3/1/24 (2)	2,035	2,128
San Jose CA Airport Revenue	5.000%	3/1/25 (2)	3,385	3,538
San Jose CA Airport Revenue	5.000%	3/1/26 (2)	3,850	4,020
San Jose CA Airport Revenue	5.000%	3/1/26	4,610	5,410
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/19 (14)	1,150	1,169
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/20 (2)	8,000	8,463
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/21	1,270	1,446
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/21 (2)	2,495	2,639
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/22 (2)	5,100	5,382
San Jose CA Redevelopment Agency Tax
Allocation Revenue	4.250%	8/1/23 (10)	50	52
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/23	1,140	1,301
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/24 (14)	16,360	17,370
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/25 (14)	11,505	12,205
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.125%	8/1/25	570	651
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.250%	8/1/26	800	893
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.375%	8/1/29	1,355	1,554
San Jose CA Redevelopment Agency Tax
Allocation Revenue (Merged Area
Redevelopment Project)	5.000%	8/1/16 (2)	1,000	1,018
San Jose CA Redevelopment Agency Tax
Allocation Revenue (Merged Area
Redevelopment Project)	5.000%	8/1/17 (14)	600	602
San Jose CA Redevelopment Agency Tax
Allocation Revenue (Merged Area
Redevelopment Project)	4.500%	8/1/21 (2)	1,000	1,047
San Jose CA Special Hotel Tax Revenue
(Convention Center Expansion & Renovation
Project)	6.125%	5/1/31	5,000	5,962

San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/19	1,000	1,147
San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/20	1,000	1,183
San Juan CA Unified School District GO	0.000%	8/1/25 (4)	10,000	8,013
San Juan CA Unified School District GO	0.000%	8/1/26 (4)	12,215	9,433
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/24 (15)	855	1,009
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/25 (15)	970	1,136
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/26 (15)	500	581
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/27 (15)	1,070	1,234
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/28 (15)	600	687
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/33 (15)	2,790	3,165
San Marcos CA Unified School District GO	0.000%	8/1/25	2,300	1,824
San Marcos CA Unified School District GO	0.000%	8/1/30	2,000	1,179
San Marcos CA Unified School District GO	0.000%	8/1/31	2,000	1,107
San Marcos CA Unified School District GO	0.000%	8/1/32	2,500	1,324
San Mateo CA Union High School District GO	0.000%	9/1/24	5,390	4,413
San Mateo CA Union High School District GO	5.000%	9/1/30	2,600	3,163
San Mateo CA Union High School District GO	5.000%	9/1/31	1,440	1,741
San Mateo CA Union High School District GO	4.000%	9/1/32	3,155	3,502
San Mateo County CA Community College
District GO	5.000%	9/1/16 (Prere.)	3,170	3,247
San Mateo County CA Community College
District GO	0.000%	9/1/21 (14)	4,645	4,334
San Mateo County CA Community College
District GO	0.000%	9/1/22 (14)	5,675	5,134
San Mateo County CA Community College
District GO	0.000%	9/1/24 (14)	2,825	2,387
San Mateo County CA Community College
District GO	0.000%	9/1/25 (14)	4,000	3,283
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/23	1,000	1,241
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/27	2,000	2,446
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/18	2,110	2,279
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.625%	7/15/18 (Prere.)	2,455	2,683
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.250%	7/15/18 (Prere.)	2,000	2,215
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/19	3,250	3,601
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/20	3,095	3,503

San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/21	1,000	1,152
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.000%	7/15/22	1,245	1,527
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.000%	7/15/23	1,505	1,870
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/33	5,000	5,476
San Mateo County CA Transportation Authority
Revenue	4.000%	6/1/20	770	872
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/20	750	884
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/21	1,000	1,211
San Mateo County CA Transportation Authority
Revenue	4.000%	6/1/22	600	703
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/22	750	930
San Mateo County CA Transportation Authority
Revenue	4.000%	6/1/23	1,520	1,796
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/23	840	1,057
San Mateo County CA Transportation Authority
Revenue	4.000%	6/1/24	750	890
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/24	1,200	1,530
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/25	1,200	1,550
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/31	1,365	1,676
3 San Mateo-Foster City CA School District GO	4.000%	8/1/19	1,000	1,110
3 San Mateo-Foster City CA School District GO	4.000%	8/1/34	1,580	1,733
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	6/15/18 (4)	925	992
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/22 (4)	1,000	1,212
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/23 (4)	1,200	1,469
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/27 (4)	1,770	2,120
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/28 (4)	1,860	2,211
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/30 (4)	2,275	2,672
San Ramon CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	2/1/25 (15)	1,520	1,873
San Ramon CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	2/1/26 (15)	1,595	1,937
San Ramon CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	2/1/27 (15)	1,670	2,009
San Ramon CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	2/1/28 (15)	1,760	2,100

San Ramon Valley CA Unified School District
GO	4.000%	8/1/32	2,000	2,199
Santa Ana CA Community Redevelopment
Agency Tax Allocation Revenue (South Main
Street)	5.000%	9/1/18 (14)	2,685	2,696
Santa Ana CA Unified School District GO	0.000%	8/1/31 (14)	3,775	2,214
Santa Clara CA Electric Revenue	5.000%	7/1/30	1,000	1,121
Santa Clara CA Electric Revenue	5.250%	7/1/32	2,500	2,819
Santa Clara CA Unified School District GO	5.000%	7/1/21	2,290	2,768
Santa Clara CA Unified School District GO	5.000%	7/1/22	2,060	2,540
Santa Clara CA Unified School District GO	5.000%	7/1/23	2,185	2,739
Santa Clara CA Unified School District GO	5.000%	7/1/25	3,120	3,934
Santa Clara CA Unified School District GO	5.000%	7/1/25	3,595	4,533
Santa Clara CA Unified School District GO	5.000%	7/1/28	3,775	4,368
Santa Clara CA Unified School District GO	5.000%	7/1/29	4,115	4,737
Santa Clara CA Unified School District GO	5.000%	7/1/30	4,405	5,070
Santa Clara CA Unified School District GO	5.000%	7/1/31	4,715	5,427
Santa Clara County CA East Side Union High
School District GO	5.000%	8/1/17	5,410	5,756
Santa Clara County CA East Side Union High
School District GO	5.000%	8/1/18	5,690	6,286
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	11/15/17	11,540	12,398
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/20	4,140	4,823
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/21	5,770	6,894
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/22	6,060	7,382
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/28	10,000	10,875
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.250%	5/15/36	7,000	7,581
Santa Clara County CA Financing Authority
Lease Revenue (VMC Facility Replacement
Project) VRDO	0.010%	3/7/16	32,500	32,500
Santa Clara County CA GO	5.000%	8/1/28	8,830	10,768
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/17 (Prere.)	4,000	4,201
Santa Clarita CA Community College District
GO	0.000%	8/1/29 (4)	2,480	1,637
Santa Clarita CA Community College District
GO	5.000%	8/1/32	5,450	6,447
Santa Monica CA Community College District
GO	0.000%	8/1/24	4,500	3,769
Santa Monica CA Community College District
GO	0.000%	8/1/26	11,025	8,611
Santa Monica CA Community College District
GO	4.000%	8/1/30	2,000	2,227
Santa Monica CA Community College District
GO	4.000%	8/1/32	2,565	2,811
Santa Monica CA Community College District
GO	4.000%	8/1/33	3,510	3,832
Santa Monica-Malibu CA Unified School District
GO	4.000%	8/1/31	1,600	1,790
Santa Monica-Malibu CA Unified School District
GO	4.000%	8/1/33	1,150	1,269

Santa Rosa CA Elementary School District GO	3.000%	5/1/16	715	719
Santa Rosa CA High School District GO	3.000%	5/1/17	1,110	1,143
Santa Rosa CA High School District GO	4.000%	5/1/18	2,230	2,393
Santa Rosa CA High School District GO	5.000%	5/1/19	2,040	2,312
Santa Rosa CA High School District GO	5.000%	5/1/20	1,150	1,343
Santa Rosa CA Wastewater Revenue	0.000%	9/1/28 (4)	11,095	7,561
Santa Rosa CA Wastewater Revenue	5.000%	9/1/29	2,870	3,420
Santa Rosa CA Wastewater Revenue	5.000%	9/1/30	3,055	3,627
Santa Rosa CA Wastewater Revenue	5.000%	9/1/33	1,425	1,679
Signal Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	3.000%	10/1/16	1,860	1,889
Signal Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	3.000%	10/1/17	1,915	1,983
Signal Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	10/1/18	1,960	2,111
Signal Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/19	2,040	2,315
Signal Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/20 (15)	2,120	2,486
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/20	350	415
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/21	725	882
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/24	1,000	1,278
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/28	1,000	1,258
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/35	1,000	1,207
Simi Valley CA Unified School District GO	0.000%	8/1/26 (4)	3,030	2,290
Simi Valley CA Unified School District GO	0.000%	8/1/27 (4)	2,900	2,063
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/29	2,125	2,395
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/32	2,665	2,960
Solano County CA COP	5.000%	11/1/17 (14)	4,110	4,405
Solano County CA COP	5.000%	11/1/18 (14)	3,810	4,087
Solano County CA COP	5.000%	11/1/19 (14)	3,995	4,283
Solano County CA COP	5.000%	11/1/20 (14)	4,195	4,498
Solano County CA COP	5.000%	11/1/21 (14)	4,405	4,713
Sonoma County CA Sales Tax Revenue	5.000%	9/1/17 (Prere.)	6,365	6,797
Sonoma County CA Transportation Authority
Sales Tax Revenue	5.000%	12/1/20	1,405	1,676
Sonoma County CA Transportation Authority
Sales Tax Revenue	5.000%	12/1/22	2,480	3,091
South Orange County CA Public Financing
Authority Special Tax Revenue	5.000%	8/15/23	1,000	1,180
South Orange County CA Public Financing
Authority Special Tax Revenue	5.000%	8/15/25	1,250	1,468
South San Francisco CA Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/31 (14)	9,255	9,434
Southern California Public Power Authority
Revenue	5.000%	7/1/25	6,735	8,565
Southern California Public Power Authority
Revenue	5.000%	7/1/28	10,000	11,643
Southern California Public Power Authority
Revenue	5.000%	7/1/29	5,000	5,816

Southern California Public Power Authority
Revenue	5.000%	7/1/30	10,750	12,320
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/23	4,175	4,792
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.250%	7/1/27	6,950	8,011
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/28	3,500	4,075
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/29	2,500	2,908
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/30	2,500	2,865
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/28	5,000	5,736
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/29	5,000	5,733
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/16	550	565
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/18	1,040	1,136
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/23	5,270	6,288
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/24	5,000	5,958
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/25	7,000	8,411
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/26	3,500	4,232
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/28	2,000	2,356
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/33	4,425	5,249
Southern California Public Power Authority
Revenue (Transmission Project)	5.000%	7/1/23	5,000	5,629
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/19	1,000	1,146
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/20	1,000	1,183
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/22	900	1,117
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/23	1,300	1,638
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/24	700	892
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/25	805	1,039
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/26	725	923
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/27	1,315	1,656
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/29	1,500	1,863
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/30	1,120	1,380

Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/31	1,470	1,798
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/32	2,410	2,926
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/33	2,325	2,810
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/34	3,400	4,094
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/35	2,840	3,414
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/36	3,000	3,593
Southwestern California Community College
District GO	0.000%	8/1/24	750	618
Southwestern California Community College
District GO	0.000%	8/1/25	1,090	855
Southwestern California Community College
District GO	0.000%	8/1/26	2,000	1,476
Southwestern California Community College
District GO	0.000%	8/1/27	2,000	1,387
Southwestern California Community College
District GO	0.000%	8/1/28	2,535	1,654
St. Helena CA Unified School District GO	0.000%	8/1/27	4,550	3,894
State Center California Community College
District GO	5.000%	8/1/17 (Prere.)	5,880	6,259
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/22 (15)	1,000	1,211
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/23 (15)	1,000	1,222
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/24 (15)	1,000	1,233
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/25 (15)	1,250	1,525
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/26 (15)	1,375	1,655
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/27 (15)	1,250	1,492
Stockton CA Public Financing Authority Water
Revenue (Delta Water Supply Project)	6.125%	10/1/35	1,000	1,235
Stockton CA Unified School District GO	3.000%	8/1/17	700	724
Stockton CA Unified School District GO	4.000%	8/1/18	2,500	2,693
Stockton CA Unified School District GO	4.000%	8/1/19	3,470	3,824
Stockton CA Unified School District GO	5.000%	8/1/20	930	1,084
Stockton CA Unified School District GO	5.000%	8/1/21	2,185	2,601
Stockton CA Unified School District GO	5.000%	8/1/22	2,650	3,204
Stockton CA Unified School District GO	5.000%	7/1/23 (4)	1,110	1,346
Stockton CA Unified School District GO	5.000%	8/1/23	2,055	2,506
Stockton CA Unified School District GO	5.000%	7/1/24 (4)	1,350	1,625
Stockton CA Unified School District GO	5.000%	8/1/28 (15)	1,000	1,191
Stockton CA Unified School District GO	5.000%	8/1/29 (15)	600	711
Stockton CA Unified School District GO	4.000%	8/1/30 (4)	1,960	2,145
Stockton CA Unified School District GO	5.000%	8/1/30 (15)	1,555	1,830
Stockton CA Unified School District GO	5.000%	8/1/31 (15)	1,875	2,192
Stockton CA Unified School District GO	5.000%	8/1/32 (15)	2,060	2,393
Stockton CA Unified School District GO	5.000%	8/1/33 (15)	2,250	2,608
Stockton CA Unified School District GO	5.000%	8/1/34 (15)	2,105	2,438

Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/23 (15)	1,015	1,242
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/25 (15)	1,000	1,221
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/26 (15)	1,200	1,447
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/27 (15)	1,245	1,488
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/28 (15)	1,280	1,518
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/29 (15)	2,255	2,662
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/30 (15)	1,000	1,172
Sweetwater CA Unified School District GO	5.000%	8/1/23 (15)	1,000	1,232
Sweetwater CA Unified School District GO	5.000%	8/1/24 (15)	1,000	1,245
Sweetwater CA Unified School District GO	5.000%	8/1/27 (15)	7,000	8,426
Sweetwater CA Unified School District GO	5.000%	8/1/28 (15)	8,000	9,570
2 Sweetwater CA Unified School District GO TOB
VRDO	0.030%	3/7/16 (13)	3,300	3,300
Temecula Valley CA Unified School District GO	0.000%	8/1/32	2,000	1,865
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	3.000%	8/1/17	275	284
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	4.000%	8/1/18	350	377
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/19	250	284
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/20	250	292
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/21	900	1,076
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/23 (4)	400	493
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/24 (4)	400	498
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/25 (4)	960	1,195
Tuolumne CA Wind Project Authority Revenue	5.250%	1/1/24	5,115	5,722
Tuolumne CA Wind Project Authority Revenue	5.625%	1/1/29	2,100	2,372
Turlock CA Irrigation District Revenue	5.000%	1/1/21	3,805	4,392
Turlock CA Irrigation District Revenue	5.000%	1/1/22	5,415	6,238
Turlock CA Irrigation District Revenue	5.000%	1/1/28	7,020	8,063
Turlock CA Irrigation District Revenue	5.000%	1/1/29	6,400	7,351
Turlock CA Irrigation District Revenue	5.000%	1/1/30	7,770	8,801
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/22	1,390	1,651
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/23	750	903
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/24	760	915
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/25	2,820	3,406
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/26	2,300	2,751
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/27	3,915	4,638

Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/28	3,000	3,527
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/29	3,640	4,259
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/30	3,500	4,065
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/30	1,000	1,208
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/31	1,820	2,185
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/32	1,360	1,624
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/33	3,000	3,571
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/35	1,250	1,476
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/36	1,000	1,177
University of California Regents Medical Center
Pooled Revenue VRDO	0.010%	3/1/16	4,950	4,950
University of California Regents Medical Center
Revenue	5.000%	5/15/19 (14)	5,075	5,127
University of California Regents Medical Center
Revenue	5.000%	5/15/20 (14)	5,065	5,117
University of California Regents Medical Center
Revenue	5.000%	5/15/25	19,385	19,772
University of California Regents Medical Center
Revenue	5.000%	5/15/26	10,095	10,295
University of California Regents Medical Center
Revenue	5.000%	5/15/32	14,940	17,572
University of California Regents Medical Center
Revenue	5.000%	5/15/33	5,000	5,864
University of California Revenue	5.000%	5/15/16 (Prere.)	10,000	10,202
University of California Revenue	5.000%	5/15/17	4,000	4,224
University of California Revenue	5.000%	5/15/18	3,000	3,294
University of California Revenue	5.000%	5/15/19	5,250	5,970
University of California Revenue	5.000%	5/15/19	15,815	17,963
University of California Revenue	5.750%	5/15/19 (Prere.)	3,000	3,475
University of California Revenue	5.000%	5/15/20	4,360	5,118
University of California Revenue	5.000%	5/15/20	8,250	9,665
University of California Revenue	5.000%	5/15/21	3,000	3,623
University of California Revenue	5.000%	5/15/22	5,420	6,507
University of California Revenue	5.000%	5/15/22	9,000	11,094
University of California Revenue	5.000%	5/15/22	3,500	4,314
University of California Revenue	5.000%	5/15/23	1,865	2,330
University of California Revenue	5.000%	5/15/24	5,000	6,320
University of California Revenue	5.000%	5/15/25	2,400	3,071
University of California Revenue	5.000%	5/15/25	9,030	11,555
University of California Revenue	5.000%	5/15/27	10,900	12,860
University of California Revenue	5.000%	5/15/27	7,000	8,739
University of California Revenue	5.000%	5/15/28	11,680	13,705

University of California Revenue	5.000%	5/15/28	9,075	11,247
University of California Revenue	5.000%	5/15/28	7,080	8,748
University of California Revenue	5.000%	5/15/30	1,400	1,677
University of California Revenue	5.000%	5/15/31	2,290	2,773
University of California Revenue	5.000%	5/15/32	14,020	16,563
University of California Revenue	5.250%	5/15/32	5,000	6,102
University of California Revenue	5.000%	5/15/33	10,110	11,921
University of California Revenue	5.000%	5/15/33	15,240	17,970
University of California Revenue	5.000%	5/15/33	6,995	8,394
University of California Revenue	5.000%	5/15/34	15,900	18,691
University of California Revenue PUT	5.000%	5/15/23	47,295	58,602
2 University of California Revenue TOB VRDO	0.020%	3/7/16	7,030	7,030
University of California Revenue VRDO	0.010%	3/7/16	7,000	7,000
University of California Revenue VRDO	0.010%	3/7/16	34,300	34,300
University of California Revenue VRDO	0.010%	3/7/16	10,400	10,400
Upland CA Community Facilities District No.
2003-2 Improvement Area No. 1 Special Tax
Revenue	5.000%	9/1/31	1,110	1,247
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/22	600	723
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/23	575	699
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/24	1,325	1,617
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/25	1,390	1,681
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/26	1,460	1,741
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/27	1,200	1,419
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/28	1,200	1,405
Ventura County CA Community College District
GO	5.000%	8/1/25	1,915	2,318
Ventura County CA Community College District
GO	5.000%	8/1/27	2,205	2,658
Ventura County CA Community College District
GO	0.000%	8/1/28	15,000	10,429
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/24	1,200	1,466
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/29	1,000	1,201
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/32	2,000	2,371
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/33	1,250	1,474
Vista CA Joint Powers Financing Authority
Revenue	4.000%	5/1/18	300	321
Vista CA Joint Powers Financing Authority
Revenue	5.000%	5/1/20	500	580
Vista CA Joint Powers Financing Authority
Revenue	5.000%	5/1/21	325	386
Vista CA Joint Powers Financing Authority
Revenue	5.000%	5/1/22	400	485
Vista CA Joint Powers Financing Authority
Revenue	5.250%	5/1/35	5,975	7,173

Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/18 (4)	400	442
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/19 (4)	300	341
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/20 (4)	275	321
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/21 (4)	265	317
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/22 (4)	335	407
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/23 (4)	400	493
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/24 (4)	585	726
Vista CA Unified School District GO	5.000%	8/1/24	5,000	6,149
Walnut CA Energy Center Authority Revenue	5.000%	1/1/30	2,000	2,254
Washington Township CA Health Care District
Revenue	4.000%	7/1/16	695	703
Washington Township CA Health Care District
Revenue	5.000%	7/1/17	760	799
Washington Township CA Health Care District
Revenue	4.000%	7/1/18	325	344
Washington Township CA Health Care District
Revenue	5.000%	7/1/19	500	556
Washington Township CA Health Care District
Revenue	4.000%	7/1/20	375	409
Washington Township CA Health Care District
Revenue	5.000%	7/1/21	350	404
Washington Township CA Health Care District
Revenue	5.000%	7/1/22	725	848
Washington Township CA Health Care District
Revenue	5.000%	7/1/23	400	471
Washington Township CA Health Care District
Revenue	5.000%	7/1/24	750	889
Washington Township CA Health Care District
Revenue	5.000%	7/1/25	775	922
Washington Township CA Health Care District
Revenue	5.000%	7/1/26	900	1,056
Washington Township CA Health Care District
Revenue	6.000%	7/1/29	1,000	1,132
West Basin CA Municipal Water District
Revenue	5.000%	8/1/22	2,000	2,446
West Contra Costa CA Unified School District
GO	4.000%	8/1/17	850	892
West Contra Costa CA Unified School District
GO	5.000%	8/1/18	1,000	1,105
West Contra Costa CA Unified School District
GO	5.000%	8/1/20	250	294
West Contra Costa CA Unified School District
GO	6.000%	8/1/26	5,000	6,840
West Contra Costa CA Unified School District
GO	5.000%	8/1/30	3,425	4,086
West Contra Costa CA Unified School District
GO	5.000%	8/1/31	5,690	6,750
West Contra Costa CA Unified School District
GO	5.000%	8/1/32	5,560	6,554

West Contra Costa CA Unified School District
GO	5.000%	8/1/32	1,825	2,160
West Contra Costa CA Unified School District
GO	0.000%	8/1/33 (12)	2,650	1,400
West Contra Costa CA Unified School District
GO	5.000%	8/1/33	3,265	3,841
West Contra Costa CA Unified School District
GO	5.000%	8/1/33	915	1,081
West Contra Costa CA Unified School District
GO	5.000%	8/1/33	1,020	1,205
West Contra Costa CA Unified School District
GO	5.000%	8/1/34	2,010	2,363
West Contra Costa CA Unified School District
GO	5.000%	8/1/34	1,070	1,258
West Contra Costa CA Unified School District
GO	5.000%	8/1/35	1,400	1,640
West Contra Costa CA Unified School District
GO	5.000%	8/1/35	1,000	1,171
West Valley-Mission CA Community College
District GO	5.000%	8/1/16 (Prere.)	1,120	1,142
West Valley-Mission CA Community College
District GO	5.000%	8/1/30 (4)	215	219
Western CA Municipal Water District Revenue
PUT	1.500%	10/1/20	2,350	2,365
Westlands CA Water District Revenue	5.000%	9/1/21 (4)	750	896
Westlands CA Water District Revenue	5.000%	9/1/22 (4)	750	910
Westlands CA Water District Revenue	5.000%	9/1/24 (4)	1,000	1,222
Westlands CA Water District Revenue	5.000%	9/1/25 (4)	1,250	1,508
William S. Hart Union High School District
California GO	5.000%	9/1/25	1,735	2,124
William S. Hart Union High School District
California GO	5.000%	9/1/26	1,085	1,321
William S. Hart Union High School District
California GO	5.000%	9/1/27	1,500	1,817
William S. Hart Union High School District
California GO	0.000%	8/1/34 (4)	3,880	1,961
Yucaipa Valley CA Water District Water System
Revenue	5.000%	9/1/18	500	552
Yucaipa Valley CA Water District Water System
Revenue	5.000%	9/1/19	1,020	1,163
				10,983,221
Guam (0.3%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/20	750	870
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/21	1,125	1,322
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/22	1,500	1,779
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/20	540	618
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/21	400	466
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/22	500	590
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/28	2,115	2,408

Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/29	5,035	5,755
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/33	4,000	4,524
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/35	4,450	4,956
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/36	1,450	1,644
Guam Power Authority Revenue	5.000%	10/1/22	1,605	1,889
Guam Power Authority Revenue	5.000%	10/1/26	1,810	2,117
Guam Power Authority Revenue	5.000%	10/1/30	1,470	1,670
				30,608
Virgin Islands (0.0%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/16	1,500	1,535
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/17	1,500	1,587
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	645	713
				3,835
Total Tax-Exempt Municipal Bonds (Cost $10,373,989)				11,017,664
Total Investments (100.4%) (Cost $10,373,989)				11,017,664
Other Assets and Liabilities-Net (-0.4%)				(39,113)
Net Assets (100%)				10,978,551

1 Adjustable-rate security.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2016, the aggregate value of these securities was $179,974,000, representing 1.6% of net assets.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 29, 2016.
4 Securities with a value of $2,429,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.

California Intermediate-Term Tax-Exempt Fund

(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

California Intermediate-Term Tax-Exempt Fund

The following table summarizes the market value of the fund's investments as of February 29, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	11,017,664	—
Futures Contracts—Assets[1]	95	—	—
Futures Contracts—Liabilities[1]	(176)	—	—
Total	(81)	11,017,664	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At February 29, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short) (Depreciation)
5-Year U.S. Treasury Note	July 2016	987	119,412	72

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At February 29, 2016, the cost of investment securities for tax purposes was $10,374,316,000. Net unrealized appreciation of investment securities for tax purposes was $643,348,000, consisting of unrealized gains of $645,850,000 on securities that had risen in value since their purchase and $2,502,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: April 15, 2016
VANGUARD CALIFORNIA TAX-FREE FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: April 15, 2016

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620,
Incorporated by Reference.